UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 9/30/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.1%

Consumer Products – 7.2%
Apparel, Shoes and Accessories - 2.2%
Carter’s [a]	50,000	$1,335,000
Columbia Sportswear	272,588	11,219,722
Fossil [a]	65,375	1,859,919
Gildan Activewear [a]	31,800	627,096
Guess?	291,507	10,797,419
Hanesbrands [a,b]	37,000	791,800
K-Swiss Cl. A [a]	654,450	5,752,615
Movado Group	156,820	2,278,595
Polo Ralph Lauren	2,400	183,888
Skechers U.S.A. Cl. A [a]	33,500	574,190
Steven Madden [a]	655,923	24,144,526
Timberland Company (The) Cl. A [a]	167,387	2,330,027
True Religion Apparel [a,b]	43,900	1,138,327
Volcom [a,b]	79,150	1,304,392
Warnaco Group (The) [a]	52,000	2,280,720
Weyco Group [c]	590,500	13,522,450
Wolverine World Wide	854,911	21,235,989

		101,376,675

Consumer Electronics - 0.7%
Dolby Laboratories Cl. A [a]	567,250	21,663,277
Harman International Industries	312,100	10,573,948

		32,237,225

Food/Beverage/Tobacco - 0.4%
Industrias Bachoco ADR	52,253	1,097,313
J & J Snack Foods	137,549	5,940,741
J.M. Smucker Company (The)	1,500	79,515
National Beverage [a]	15,000	172,650
Sanderson Farms	352,332	13,261,777

		20,551,996

Health, Beauty and Nutrition - 1.3%
Inter Parfums	1,140,450	13,924,894
NBTY [a]	570,400	22,576,432
Nu Skin Enterprises Cl. A	737,033	13,657,221
Nutraceutical International [a,c]	737,810	8,315,119
NutriSystem	155,406	2,371,496
Steiner Leisure [a]	15,205	543,731

		61,388,893

Home Furnishing and Appliances - 1.5%
American Woodmark	654,436	12,656,792
Ethan Allen Interiors	1,095,503	18,075,800
Furniture Brands International [a,b]	1,029,400	5,692,582
Mohawk Industries [a]	385,900	18,403,571
National Presto Industries	3,012	260,568
Natuzzi ADR [a]	2,096,300	5,743,862
Stanley Furniture [a,c]	689,924	7,154,512

		67,987,687

Sports and Recreation - 1.1%
Arctic Cat [a]	12,819	90,502
Callaway Golf	276,582	2,104,789
Polaris Industries	99,426	4,054,592
RC2 Corporation [a]	182,400	2,599,200
Thor Industries	629,482	19,482,468
Winnebago Industries [a]	1,399,450	20,585,910

		48,917,461

Total		332,459,937

Consumer Services – 6.0%
Leisure and Entertainment - 0.8%
DreamWorks Animation SKG Cl. A [a]	427,300	15,199,061
International Speedway Cl. A	463,296	12,773,071
World Wrestling Entertainment Cl. A	619,701	8,682,011

		36,654,143

Online Commerce - 0.0%
1-800-FLOWERS.COM Cl. A [a]	197,187	680,295

Restaurants and Lodgings - 0.3%
Ark Restaurants	122,800	2,119,528
Bob Evans Farms	7,155	207,924
CEC Entertainment [a]	347,181	8,978,101
DineEquity [a,b]	21,890	541,777

		11,847,330

Retail Stores - 4.9%
Abercrombie & Fitch Cl. A	17,800	585,264
American Eagle Outfitters	660,800	11,141,088
America’s Car-Mart [a]	436,600	10,456,570
AnnTaylor Stores [a]	255,000	4,051,950
Big Lots [a]	49,917	1,248,923
BJ’s Wholesale Club [a,b]	208,300	7,544,626
Buckle (The)	750,340	25,616,608
Build-A-Bear Workshop [a,b]	21,300	103,731
CarMax [a,b]	495,000	10,345,500
Cash America International	44,100	1,330,056
Cato Corporation (The) Cl. A	1,326,602	26,916,755
Charming Shoppes [a]	3,594,600	17,649,486
China Nepstar Chain Drugstore ADR	104,200	633,536
Christopher & Banks	1,450	9,816
Dollar Tree [a]	12,400	603,632
Dress Barn (The) [a,b]	1,952,570	35,009,580
DSW Cl. A [a,b]	54,900	876,753
EZCORP Cl. A [a]	106,700	1,457,522
Family Dollar Stores	14,815	391,116
Men’s Wearhouse (The)	161,643	3,992,582
Penske Automotive Group [a,b]	389,200	7,464,856
Pier 1 Imports [a]	2,548,800	9,863,856
Regis Corporation	593,200	9,194,600
Rent-A-Center [a]	41,700	787,296
Ross Stores	20,140	962,088
Tiffany & Co.	757,000	29,167,210
Tuesday Morning [a]	370,000	1,539,200
Urban Outfitters [a,b]	200,000	6,034,000

		224,978,200

Total		274,159,968

Financial Intermediaries – 8.3%
Banking - 0.0%
Fifth Third Bancorp	32,600	330,238

Insurance - 5.3%
Alleghany Corporation [a]	88,170	22,840,439
American Safety Insurance Holdings [a]	368,340	5,819,772
Amerisafe [a]	395,290	6,818,753
Aspen Insurance Holdings	627,409	16,607,516
Baldwin & Lyons Cl. B	310,427	7,279,513
Berkley (W.R.)	31,200	788,736
CNA Surety [a]	757,195	12,266,559
CRM Holdings [a]	7,000	6,930
E-L Financial	31,772	14,540,961
EMC Insurance Group	92,571	1,956,025
Enstar Group [a]	157,518	9,808,646
Erie Indemnity Cl. A	508,180	19,036,423
Fidelity National Financial Cl. A	540,500	8,150,740
Greenlight Capital Re Cl. A [a]	36,400	684,320
Harleysville Group	281,488	8,909,095
Horace Mann Educators	16,539	231,050
Leucadia National [a]	326,550	8,072,316
Markel Corporation [a,b]	17,200	5,672,904
Marsh & McLennan Companies	14,360	355,123
Max Capital Group	518,003	11,069,724
Meadowbrook Insurance Group	949,606	7,027,084
Montpelier Re Holdings	823,513	13,439,732
Navigators Group [a,b]	3,770	207,350
PartnerRe	6,700	515,498
ProAssurance Corporation [a]	276,154	14,412,477
Reinsurance Group of America	298,400	13,308,640
RenaissanceRe Holdings	171	9,364
RLI	66,654	3,517,998
State Auto Financial	88,545	1,587,612
Stewart Information Services [a]	116,600	1,442,342
Transatlantic Holdings	217	10,887
Validus Holdings	456,300	11,772,540
Wesco Financial	2,376	773,388
White Mountains Insurance Group	7,550	2,317,925
Zenith National Insurance	335,713	10,373,532

		241,631,914

Securities Brokers - 2.4%
DundeeWealth	157,500	1,785,878
GFI Group	580,000	4,193,400
Interactive Brokers Group Cl. A [a,b]	560,300	11,133,161
Jefferies Group [a]	721,300	19,640,999
KBW [a,b]	208,200	6,708,204
Knight Capital Group Cl. A [a]	1,133,220	24,647,535
Lazard Cl. A	677,600	27,991,656
Raymond James Financial	50,000	1,164,000
Stifel Financial [a]	283,799	15,580,565

		112,845,398

Securities Exchanges - 0.4%
MarketAxess Holdings [a]	233,600	2,814,880
Singapore Exchange	77,800	465,038
TMX Group	411,100	13,788,447

		17,068,365

Other Financial Intermediaries - 0.2%
NASDAQ OMX Group (The) [a]	369,000	7,767,450

Total		379,643,365

Financial Services – 7.4%
Diversified Financial Services - 0.1%
Discover Financial Services	150,000	2,434,500
FCStone Group [a]	43,789	211,063
World Acceptance [a,b]	54,100	1,363,861

		4,009,424

Information and Processing - 2.4%
Dun & Bradstreet	49,600	3,735,872
Equifax	16,900	492,466
FactSet Research Systems	297,400	19,699,776
Fiserv [a]	9,300	448,260
Global Payments	3,491	163,030
Interactive Data	514,200	13,477,182
MoneyGram International [a]	2,345,994	7,366,421
Morningstar [a,b]	494,800	24,027,488
MSCI Cl. A [a]	339,500	10,055,990
SEI Investments	1,578,800	31,070,784
Western Union	21,900	414,348

		110,951,617

Insurance Brokers - 0.9%
Brown & Brown	1,280,155	24,527,770
Gallagher (Arthur J.) & Co.	718,900	17,519,593
Willis Group Holdings	11,100	313,242

		42,360,605

Investment Management - 3.9%
Affiliated Managers Group [a,b]	170,865	11,107,934
AGF Management Cl. B	846,600	13,561,098
AllianceBernstein Holding L.P.	1,323,550	36,106,444
CI Financial	480,000	9,231,028
Cohen & Steers	999,970	23,999,280
Eaton Vance	170,500	4,772,295
Evercore Partners Cl. A	142,000	4,149,240
Federated Investors Cl. B	1,505,658	39,704,201
GAMCO Investors Cl. A	145,200	6,635,640
Teton Advisors	2,167	7,585
Waddell & Reed Financial Cl. A	915,700	26,051,665
Westwood Holdings Group	102,913	3,571,081

		178,897,491

Specialty Finance - 0.1%
Portfolio Recovery Associates [a]	120,285	5,452,519

Other Financial Services - 0.0%
Heartland Payment Systems	4,800	69,648

Total		341,741,304

Health – 6.5%
Commercial Services - 0.3%
Owens & Minor	270,000	12,217,500
PAREXEL International [a]	56,900	773,271

		12,990,771

Drugs and Biotech - 1.6%
Celera Corporation [a,b]	446,300	2,780,449
Emergent Biosolutions [a]	553,813	9,780,338
Endo Pharmaceuticals Holdings [a]	772,780	17,488,011
Hi-Tech Pharmacal [a]	530,400	11,902,176
Lexicon Pharmaceuticals [a]	1,497,400	3,189,462
Obagi Medical Products [a,c]	1,131,230	13,122,268
Perrigo Company	400,633	13,617,516
Regeneron Pharmaceuticals [a]	100,000	1,930,000
WuXi PharmaTech Cayman ADR [a]	74,500	888,785

		74,699,005

Health Services - 2.6%
Advisory Board (The) [a]	717,179	18,029,880
Air Methods [a]	23,900	778,423
Covance [a,b]	200,000	10,830,000
Cross Country Healthcare [a]	240,700	2,240,917
DaVita [a]	2,700	152,928
eResearch Technology [a]	129,520	906,640
Healthcare Services Group	434,850	7,983,846
HealthSouth Corporation [a]	915,000	14,310,600
Hooper Holmes [a]	2,392,970	2,321,181
ICON ADR [a]	204,800	5,015,552
Lincare Holdings [a,b]	372,904	11,653,250
On Assignment [a]	85,000	497,250
Pharmaceutical Product Development	1,218,600	26,736,084
Res-Care [a]	84,850	1,205,719
U.S. Physical Therapy [a,c]	905,675	13,648,522

		116,310,792

Medical Products and Devices - 2.0%
Atrion Corporation	750	108,300
C.R. Bard	2,800	220,108
CONMED Corporation [a]	65,102	1,248,005
Dentsply International	23,500	811,690
Hill-Rom Holdings	75	1,634
Home Diagnostics [a,c]	878,647	5,939,654
ICU Medical [a]	23,637	871,260
IDEXX Laboratories [a,b]	507,697	25,384,850
Immucor [a]	56,309	996,669
Kinetic Concepts [a,b]	14,200	525,116
Patterson Companies [a]	372,535	10,151,579
Schein (Henry) [a]	79,700	4,376,327
STERIS Corporation	592,631	18,045,614
Techne Corporation	152,977	9,568,711
Thoratec Corporation [a]	366,600	11,096,982
Young Innovations	111,350	2,929,618

		92,276,117

Total		296,276,685

Industrial Products – 13.7%
Automotive - 0.8%
Autoliv	3,200	107,520
Dorman Products [a]	518,071	7,781,426
Gentex Corporation	520,000	7,358,000
Harley-Davidson	50,000	1,150,000
Hertz Global Holdings [a,b]	69,385	751,440
SORL Auto Parts [a,b]	59,767	307,800
Strattec Security [a]	150,000	2,139,000
Superior Industries International	443,600	6,299,120
WABCO Holdings [b]	508,722	10,683,162
Wonder Auto Technology [a]	80,077	960,924

		37,538,392

Building Systems and Components - 2.0%
AAON	514,778	10,336,742
Apogee Enterprises	9,900	148,698
Armstrong World Industries [a]	822,631	28,347,864
Drew Industries [a]	612,558	13,286,383
NCI Building Systems [a,b]	399,171	1,277,347
Preformed Line Products	222,812	8,923,621
Quanex Building Products	30,000	430,800
Simpson Manufacturing	1,188,300	30,016,458

		92,767,913

Construction Materials - 0.6%
Ash Grove Cement	50,018	8,453,042
Owens Corning [a]	850,700	19,098,215

		27,551,257

Industrial Components - 1.7%
Bel Fuse Cl. A	88,704	1,583,366
CLARCOR	481,000	15,084,160
Donaldson Company	200,000	6,926,000
FARO Technologies [a]	18,787	322,761
GrafTech International [a]	1,510,400	22,202,880
Hubbell Cl. B	16,500	693,000
PerkinElmer	953,720	18,349,573
Powell Industries [a]	317,000	12,169,630

		77,331,370

Machinery - 2.7%
Astec Industries [a]	30,300	771,741
Briggs & Stratton	252,600	4,902,966
Cascade Corporation	233,200	6,235,768
Columbus McKinnon [a]	78,700	1,192,305
Flow International [a]	20,000	51,800
Franklin Electric	530,400	15,206,568
FreightCar America	9,000	218,700
Hollysys Automation Technologies [a]	144,655	1,372,776
Lincoln Electric Holdings	500,876	23,766,566
Nordson Corporation	458,332	25,707,842
Regal-Beloit	28,000	1,279,880
Robbins & Myers	426,288	10,009,242
Tennant Company	645,700	18,764,042
Wabtec Corporation	323,700	12,148,461

		121,628,657

Metal Fabrication and Distribution - 2.6%
Allegheny Technologies	262,700	9,191,873
Carpenter Technology	137,500	3,216,125
Castle (A.M.) & Co.	52,200	518,868
Commercial Metals	150,900	2,701,110
Encore Wire	34,000	759,560
Foster (L.B.) Company Cl. A [a]	17,000	519,860
Fushi Copperweld [a]	102,300	865,458
Gibraltar Industries [a]	321,212	4,262,483
Haynes International [a]	161,363	5,134,571
Insteel Industries	30,000	358,500
Kennametal	776,371	19,106,490
Reliance Steel & Aluminum	625,700	26,629,792
Schnitzer Steel Industries Cl. A	399,810	21,289,883
Sims Metal Management ADR	998,315	19,896,418
Steel Dynamics	190,100	2,916,134
Trinity Industries	10,000	171,900
Universal Stainless & Alloy Products [a]	89,368	1,630,966

		119,169,991

Miscellaneous Manufacturing - 0.9%
AZZ [a]	10,000	401,700
Brady Corporation Cl. A	475,700	13,662,104
Crane Company	37,500	967,875
Harsco Corporation	33,700	1,193,317
Matthews International Cl. A	6,990	247,306
Mettler-Toledo International [a]	181,500	16,442,085
Raven Industries	246,100	6,578,253
Steelcase Cl. A	100,000	621,000
Teleflex	50,000	2,415,500

		42,529,140

Paper and Packaging - 0.5%
AptarGroup	55,732	2,082,148
Greif Cl. A	337,500	18,579,375
Silgan Holdings	4,800	253,104

		20,914,627

Pumps, Valves and Bearings - 1.3%
Gardner Denver [a]	773,377	26,975,390
Graco	595,449	16,595,163
IDEX Corporation	273,100	7,633,145
Kaydon Corporation	221,631	7,185,277

		58,388,975

Specialty Chemicals and Materials - 0.6%
Albemarle Corporation	15,400	532,840
Balchem Corporation	35,325	929,048
Cabot Corporation	442,670	10,230,104
Lubrizol Corporation (The)	57,340	4,097,516
Olin Corporation	51,400	896,416
OM Group [a]	14,800	449,772
Quaker Chemical	11,671	255,945
Schulman (A.)	9,257	184,492
Sensient Technologies	50,000	1,388,500
Westlake Chemical	376,000	9,663,200

		28,627,833

Other Industrial Products - 0.0%
Herman Miller	17,681	298,986
MTS Systems	67,658	1,976,290

		2,275,276

Total		628,723,431

Industrial Services – 14.0%
Advertising and Publishing - 0.4%
Omnicom Group	20,550	759,117
Scholastic Corporation	513,568	12,500,245
ValueClick [a]	206,900	2,729,011

		15,988,373

Commercial Services - 8.2%
Acacia Research-Acacia Technologies [a]	41,629	362,589
Administaff	624,693	16,410,685
ATC Technology [a]	643,114	12,707,933
Barrett Business Services	347,754	3,679,237
Brink’s Company (The)	329,470	8,866,038
CBIZ [a]	4,300	32,078
Cintas Corporation	564,000	17,094,840
Convergys Corporation [a]	150,900	1,499,946
Copart [a]	718,125	23,848,931
Corinthian Colleges [a]	430,500	7,990,080
Corporate Executive Board	629,068	15,663,793
CRA International [a]	429,763	11,728,232
Forrester Research [a]	288,200	7,677,648
FTI Consulting [a]	175,000	7,456,750
Gartner [a]	880,000	16,077,600
Grupo Aeroportuario del Centro Norte ADR	63,400	796,938
Heidrick & Struggles International	25,849	601,248
Hewitt Associates Cl. A [a]	702,200	25,581,146
ITT Educational Services [a]	2,111	233,076
Jackson Hewitt Tax Service [a,b]	5,500	28,050
Kelly Services Cl. A [a]	5,800	71,340
Kforce [a]	33,159	398,571
Korn/Ferry International [a]	262,941	3,836,309
Landauer	164,700	9,055,206
LECG Corporation [a]	1,054,448	3,701,112
Lincoln Educational Services [a,b]	12,391	283,506
Manpower	440,466	24,978,827
ManTech International Cl. A [a]	503,603	23,749,917
MAXIMUS	455,656	21,233,570
Monster Worldwide [a,b]	319,500	5,584,860
MPS Group [a]	1,547,900	16,283,908
Navigant Consulting [a]	10,000	135,000
Resources Connection [a]	41,917	715,104
Ritchie Bros. Auctioneers	1,240,300	30,436,962
Robert Half International	299,500	7,493,490
Rollins	130	2,451
Sotheby’s	835,794	14,400,731
TrueBlue [a]	317,828	4,471,840
United Rentals [a]	23,000	236,900
Universal Technical Institute [a]	754,800	14,869,560
Viad Corporation	74,700	1,487,277
Waste Services [a]	238,395	1,101,385
Watson Wyatt Worldwide Cl. A	332,265	14,473,463

		377,338,127

Engineering and Construction - 1.7%
Desarrolladora Homex ADR [a,b]	142,400	5,379,872
EMCOR Group [a]	60,000	1,519,200
Exponent [a]	323,893	9,124,066
Integrated Electrical Services [a]	632,051	5,088,010
KBR	1,058,100	24,643,149
NVR [a]	45,845	29,220,228

		74,974,525

Food, Tobacco and Agriculture - 0.4%
Cal-Maine Foods [b]	210,000	5,621,700
Intrepid Potash [a]	220,803	5,208,743
Origin Agritech [a,b]	108,025	526,081
Zapata Corporation [a,c]	1,009,600	7,026,816
Zhongpin [a,b]	58,700	864,064

		19,247,404

Industrial Distribution - 1.1%
Applied Industrial Technologies	653,200	13,821,712
Mine Safety Appliances	350,200	9,634,002
MSC Industrial Direct Cl. A	484,700	21,123,226
Pool Corporation	261,400	5,808,308
Watsco	9,900	533,709

		50,920,957

Printing - 0.0%
Courier Corporation	2,506	37,966

Transportation and Logistics - 2.2%
Arkansas Best	173,100	5,182,614
Expeditors International of Washington	34,000	1,195,100
Forward Air	708,900	16,411,035
Hub Group Cl. A [a]	25,000	571,250
Landstar System	721,800	27,471,708
Pacer International [a]	337,551	1,302,947
Patriot Transportation Holding [a]	80,800	6,100,400
Star Bulk Carriers	779,777	2,713,624
Tidewater	366,978	17,280,994
Universal Truckload Services	544,843	8,995,358
UTI Worldwide	974,000	14,103,520

		101,328,550

Total		639,835,902

Natural Resources – 11.9%
Energy Services - 6.6%
Calfrac Well Services	213,500	3,788,820
CARBO Ceramics	495,900	25,563,645
CE Franklin [a]	196,753	1,349,726
Ensign Energy Services	2,230,000	33,825,433
Exterran Holdings [a,b]	408,100	9,688,294
Helmerich & Payne	631,464	24,961,772
ION Geophysical [a]	816,700	2,874,784
Lufkin Industries	135,226	7,191,319
Major Drilling Group International	193,200	3,924,812
Oil States International [a]	1,266,727	44,500,119
Pason Systems	2,161,600	25,136,058
Patterson-UTI Energy	488,266	7,372,817
Pioneer Drilling [a]	941,075	6,907,490
Rowan Companies [a]	590,900	13,632,063
RPC	547,173	5,734,373
SEACOR Holdings [a]	229,600	18,742,248
ShawCor Cl. A	207,200	5,604,550
Superior Well Services [a,b]	513	4,966
T-3 Energy Services [a]	20,100	395,970
Trican Well Service	1,538,300	19,971,391
Unit Corporation [a]	848,180	34,987,425
Willbros Group [a]	254,500	3,876,035

		300,034,110

Oil and Gas - 1.0%
Bill Barrett [a]	16,743	549,003
Cimarex Energy	490,708	21,257,471
Frontier Oil	496,407	6,909,985
Gran Tierra Energy [a,b]	237,900	989,664
St. Mary Land & Exploration	431,500	14,006,490

		43,712,613

Precious Metals and Mining - 3.5%
Agnico-Eagle Mines	646,500	43,865,025
AMCOL International	18,232	417,330
Eldorado Gold [a,b]	1,989,400	22,679,160
Hecla Mining [a,b]	2,961,200	12,999,668
International Coal Group [a,b]	1,109,640	4,471,849
Ivanhoe Mines [a]	1,829,700	23,401,863
Pan American Silver [a]	716,300	16,331,640
Randgold Resources ADR	257,200	17,973,136
Red Back Mining [a]	391,700	4,401,206
Silver Standard Resources [a]	679,000	14,503,440
Sino Gold Mining [a]	75,000	445,952

		161,490,269

Real Estate - 0.8%
Jones Lang LaSalle	219,900	10,416,663
PICO Holdings [a]	266,000	8,871,100
St. Joe Company (The) [a,b]	632,624	18,422,011

		37,709,774

Other Natural Resources - 0.0%
First Quantum Minerals [b]	16,000	1,046,093
Magma Energy [a]	200,000	356,793

		1,402,886

Total		544,349,652

Technology – 15.4%
Aerospace and Defense - 1.3%
Alliant Techsystems [a,b]	9,210	716,999
BE Aerospace [a]	23,700	477,318
Ceradyne [a]	36,233	664,151
Curtiss-Wright	283,210	9,665,957
FLIR Systems [a]	554,738	15,516,022
HEICO Corporation	479,000	20,769,440
HEICO Corporation Cl. A	78,400	2,658,544
Integral Systems [a]	303,818	2,096,344
Orbital Sciences [a,b]	9,000	134,730
Teledyne Technologies [a]	147,700	5,315,723

		58,015,228

Components and Systems - 3.4%
AAC Acoustic Technologies Holdings	1,305,500	1,430,145
Benchmark Electronics [a]	852,200	15,339,600
Celestica [a,b]	8,600	81,528
Diebold	579,600	19,086,228
Dionex Corporation [a]	312,226	20,285,323
Energy Conversion Devices [a,b]	478,200	5,537,556
Intermec [a]	51,000	719,100
Lexmark International Cl. A [a]	291,000	6,268,140
Logitech International [a,b]	1,041,700	19,146,446
Nam Tai Electronics [a]	311,397	1,681,544
Newport Corporation [a]	290,000	2,540,400
Plexus Corporation [a]	966,500	25,457,610
Rimage Corporation [a,c]	648,314	11,079,686
Super Micro Computer [a]	116,673	987,054
Synaptics [a,b]	15,000	378,000
Technitrol	1,356,435	12,492,766
Teradata Corporation [a]	346,900	9,546,688
Thomas & Betts [a]	32,650	982,112
VTech Holdings	93,600	806,163
Western Digital [a]	32,500	1,187,225
Zebra Technologies Cl. A [a]	94,122	2,440,583

		157,473,897

Distribution - 0.7%
Anixter International [a]	70,330	2,820,936
Arrow Electronics [a]	275,500	7,755,325
ScanSource [a]	19,700	557,904
Tech Data [a,b]	437,605	18,208,744

		29,342,909

IT Services - 2.2%
Black Box	272,300	6,832,007
Jack Henry & Associates	137,369	3,224,051
Perot Systems Cl. A [a]	390,330	11,592,801
Sapient Corporation [a]	1,791,526	14,403,869
SRA International Cl. A [a]	1,030,775	22,254,432
Syntel	573,567	27,376,353
Total System Services	881,800	14,205,798
Yucheng Technologies [a]	106,325	762,350

		100,651,661

Semiconductors and Equipment - 3.6%
Advanced Energy Industries [a]	446,144	6,353,091
Analog Devices	48,000	1,323,840
Cabot Microelectronics [a]	223,976	7,807,803
Cirrus Logic [a]	590,900	3,285,404
Cognex Corporation	888,835	14,559,117
Coherent [a]	645,256	15,047,370
Cymer [a]	4,900	190,414
Diodes [a]	969,700	17,541,873
Exar Corporation [a]	824,441	6,059,641
Fairchild Semiconductor International [a]	1,170,300	11,972,169
GSI Group [a]	99,120	74,330
International Rectifier [a]	415,800	8,103,942
IPG Photonics [a]	70,800	1,076,160
IXYS Corporation [a]	266,600	2,268,766
KLA-Tencor	18,000	645,480
Lam Research [a]	60,550	2,068,388
MEMC Electronic Materials [a]	51,300	853,119
MKS Instruments [a,b]	548,320	10,577,093
NVIDIA Corporation [a]	43,200	649,296
OmniVision Technologies [a]	330,600	5,382,168
Rofin-Sinar Technologies [a]	1,145,780	26,307,109
Sanmina-SCI Corporation [a]	58,083	499,514
Semitool [a]	1,177,902	9,953,272
Supertex [a]	1,600	48,000
Tessera Technologies [a]	18,900	527,121
TTM Technologies [a]	300,000	3,441,000
Varian [a]	92	4,697
Varian Semiconductor Equipment Associates [a]	199,159	6,540,382
Verigy [a,b]	243,200	2,825,984

		165,986,543

Software - 2.6%
ACI Worldwide [a]	435,731	6,592,610
ANSYS [a,b]	460,400	17,251,188
Autodesk [a]	13,700	326,060
Blackbaud	674,291	15,643,552
Blackboard [a,b]	178,500	6,743,730
CA	11,000	241,890
Epicor Software [a]	4,584	29,200
Fair Isaac	614,400	13,203,456
Manhattan Associates [a]	400,000	8,080,000
MICROS Systems [a]	20,901	631,001
MSC.Software [a]	72,800	612,248
National Instruments	899,500	24,853,185
NCR Corporation [a]	665,800	9,201,356
Pervasive Software [a,c]	1,461,500	7,234,425
SkillSoft ADR [a]	79,100	759,360
SPSS [a]	137,100	6,848,145

		118,251,406

Telecommunications - 1.6%
ADTRAN	866,269	21,266,904
Cogo Group [a]	32,600	199,512
Comtech Telecommunications [a]	811,173	26,947,167
Digi International [a]	388,644	3,311,247
Globecomm Systems [a]	56,270	409,083
Harmonic [a]	220,600	1,473,608
MasTec [a]	42,470	516,010
NETGEAR [a]	618,435	11,348,282
Plantronics	68,381	1,833,295
Premiere Global Services [a]	516,500	4,292,115
Starent Networks [a,b]	7,000	177,940
Tekelec [a]	142,700	2,344,561

		74,119,724

Total		703,841,368

Utilities – 0.0%
EQT Corporation	3,930	167,418

Total		167,418

Miscellaneous [d] – 2.7%
Total		124,789,199

TOTAL COMMON STOCKS
(Cost $3,957,710,220)		4,265,988,229

REPURCHASE AGREEMENT – 6.1%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $278,677,077 (collateralized by obligations of various U.S. Government Agencies, 0.875%-0.93% due 3/30/10, valued at $285,647,525) (Cost $278,677,000)		278,677,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.8%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $128,296,930)		128,296,930

TOTAL INVESTMENTS – 102.0%
(Cost $4,364,684,150)		4,672,962,159

LIABILITIES LESS CASH AND OTHER ASSETS – (2.0)%		(91,013,459)

NET ASSETS – 100.0%		$4,581,948,700

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.2%

Consumer Products – 7.6%
Apparel, Shoes and Accessories - 2.8%
Fuqi International [a,b]	113,901	$3,335,021
LaCrosse Footwear [c]	507,669	6,218,945
True Religion Apparel [a,b]	241,400	6,259,502
Van De Velde	83,208	3,616,342
Volcom [a,b]	489,000	8,058,720

		27,488,530

Food/Beverage/Tobacco - 2.3%
Anglo-Eastern Plantations	334,674	1,885,380
Asian Citrus Holdings	1,176,000	6,014,163
HQ Sustainable Maritime Industries [a,b]	280,000	2,464,000
Sipef	147,000	7,414,921
Societe Internationale de Plantations d’Heveas	92,600	4,878,220

		22,656,684

Health, Beauty and Nutrition - 0.2%
Nutraceutical International [a]	223,100	2,514,337

Home Furnishing and Appliances - 1.0%
AS Creation Tapeten [c]	159,650	5,604,632
Ekornes	127,200	2,180,156
Lumber Liquidators [a,b]	87,600	1,900,044

		9,684,832

Sports and Recreation - 1.3%
Arctic Cat [a,c]	1,014,200	7,160,252
Piscines Desjoyaux	277,100	2,068,019
RC2 Corporation [a]	285,600	4,069,800

		13,298,071

Total		75,642,454

Consumer Services – 4.2%
Direct Marketing - 0.5%
Manutan International	77,000	4,462,044

Leisure and Entertainment - 0.5%
Multimedia Games [a,b]	901,900	4,617,728

Online Commerce - 0.4%
CryptoLogic [c]	751,575	4,441,808

Retail Stores - 2.8%
Buckle (The)	183,275	6,257,009
Cache [a,c]	775,800	3,847,968
Cato Corporation (The) Cl. A	243,250	4,935,542
Jos. A. Bank Clothiers [a]	118,720	5,315,094
Lewis Group	420,000	3,102,476
Stein Mart [a]	333,166	4,234,540

		27,692,629

Total		41,214,209

Financial Intermediaries – 3.6%
Banking - 1.3%
Bancorp (The) [a]	373,567	2,136,803
BCB Holdings [a]	3,320,860	6,501,365
Canadian Western Bank	209,200	3,878,597

		12,516,765

Insurance - 1.6%
American Physicians Service Group	80,000	1,843,200
American Safety Insurance Holdings [a]	298,000	4,708,400
Argo Group International Holdings [a]	103,605	3,489,417
Navigators Group [a]	75,900	4,174,500
United Fire & Casualty	100,000	1,790,000

		16,005,517

Securities Brokers - 0.7%
Sanders Morris Harris Group	780,000	4,609,800
Thomas Weisel Partners Group [a]	509,506	2,720,762

		7,330,562

Total		35,852,844

Financial Services – 3.5%
Investment Management - 3.5%
Brait	1,332,500	3,370,274
CapMan Cl. B [a]	2,165,000	4,150,277
Deutsche Beteiligungs	334,200	7,912,849
Endeavour Financial [b]	1,021,000	1,592,556
Gluskin Sheff + Associates	360,000	6,724,887
Sprott Resource [a]	1,729,600	5,718,754
U.S. Global Investors Cl. A	166,000	2,046,780
Westwood Holdings Group	87,700	3,043,190

Total		34,559,567

Health – 10.2%
Commercial Services - 0.2%
PDI [a]	359,200	1,645,136

Drugs and Biotech - 4.0%
Anika Therapeutics [a]	237,048	1,540,812
Clarient [a,b]	271,000	1,140,910
CombiMatrix Corporation [a,b]	311,900	2,055,421
Dyax Corporation [a]	877,484	3,150,168
Fornix Biosciences	179,002	2,030,054
Genoptix [a]	240,676	8,370,711
Lexicon Pharmaceuticals [a]	3,004,591	6,399,779
Maxygen [a]	215,800	1,443,702
Medicines Company (The) [a,b]	300,027	3,303,297
Orchid Cellmark [a]	1,461,322	2,455,021
Simcere Pharmaceutical Group ADR [a,b]	147,000	1,170,120
ULURU [a,c]	4,423,519	928,939
Vetoquinol	130,000	4,095,767
YM Biosciences [a]	1,307,600	2,000,628

		40,085,329

Health Services - 0.9%
BioClinica [a]	492,100	2,022,531
CorVel Corporation [a]	117,855	3,347,082
U.S. Physical Therapy [a]	231,840	3,493,829

		8,863,442

Medical Products and Devices - 5.1%
ArthroCare Corporation [a,b]	159,800	3,275,900
Bruker Corporation [a]	358,637	3,826,657
Cerus Corporation [a,b]	592,700	1,298,013
Cynosure Cl. A [a]	389,900	4,542,335
Exactech [a]	220,336	3,468,089
Merit Medical Systems [a]	75,400	1,306,682
Neogen Corporation [a]	83,257	2,688,368
SenoRx [a]	592,267	3,192,319
Shamir Optical Industry [a]	221,700	1,735,911
Solta Medical [a]	1,049,439	2,382,227
STRATEC Biomedical Systems	61,000	1,898,651
Syneron Medical [a]	910,697	10,391,053
Virtual Radiologic [a,b]	387,347	5,047,131
Young Innovations	205,152	5,397,549

		50,450,885

Total		101,044,792

Industrial Products – 9.4%
Automotive - 0.3%
Landi Renzo	602,265	2,734,307

Building Systems and Components - 2.0%
AAON	229,869	4,615,769
Drew Industries [a]	495,100	10,738,719
LSI Industries	610,447	4,059,473

		19,413,961

Industrial Components - 0.6%
Graham Corporation	420,300	6,535,665

Machinery - 1.8%
Burckhardt Compression Holding	53,500	8,776,416
Kadant [a]	398,869	4,838,281
Key Technology [a,c]	405,314	4,357,125

		17,971,822

Metal Fabrication and Distribution - 2.3%
Castle (A.M.) & Co.	333,779	3,317,763
Foster (L.B.) Company Cl. A [a]	176,642	5,401,713
Olympic Steel	433,300	12,431,377
Samuel Manu-Tech	367,600	1,733,881

		22,884,734

Miscellaneous Manufacturing - 1.2%
Semperit AG Holding	268,100	10,141,572
Synalloy Corporation	190,700	1,809,743

		11,951,315

Pumps, Valves and Bearings - 0.6%
Pfeiffer Vacuum Technology	68,000	5,582,384

Specialty Chemicals and Materials - 0.6%
American Vanguard	276,533	2,297,989
Phoscan Chemical [a]	2,968,200	1,011,902
Victrex	256,500	3,129,784

		6,439,675

Total		93,513,863

Industrial Services – 11.4%
Commercial Services - 4.8%
ATC Technology [a]	307,863	6,083,373
Barrett Business Services	125,901	1,332,033
Begbies Traynor	1,682,300	2,943,984
Brunel International	133,000	4,544,503
CRA International [a]	145,177	3,961,880
Electro Rent	214,400	2,469,888
Forrester Research [a]	78,800	2,099,232
GP Strategies [a,b,c]	1,002,900	7,511,721
Healthcare Locums	778,000	3,245,174
Heritage-Crystal Clean [a]	202,640	2,583,660
Intersections [a]	503,734	2,906,545
Kforce [a]	447,567	5,379,755
Lincoln Educational Services [a]	113,319	2,592,739

		47,654,487

Engineering and Construction - 2.6%
Cavco Industries [a,b]	294,078	10,439,769
Exponent [a]	240,609	6,777,955
Layne Christensen [a]	134,000	4,294,700
Sterling Construction [a]	250,300	4,482,873

		25,995,297

Food, Tobacco and Agriculture - 0.5%
Zapata Corporation [a]	634,900	4,418,904

Industrial Distribution - 0.2%
Houston Wire & Cable	195,200	2,156,960

Printing - 1.4%
Courier Corporation	266,132	4,031,900
CSS Industries	140,700	2,781,639
Domino Printing Sciences	619,400	2,881,584
Ennis	250,400	4,038,952

		13,734,075

Transportation and Logistics - 1.9%
Euroseas	1,071,202	4,606,169
Marten Transport [a]	149,450	2,549,617
Patriot Transportation Holding [a]	117,414	8,864,757
Vitran Corporation [a]	332,050	2,995,091

		19,015,634

Total		112,975,357

Natural Resources – 17.2%
Energy Services - 5.5%
Boots & Coots [a,b]	2,648,500	4,264,085
Dawson Geophysical [a]	195,960	5,365,385
Gulf Island Fabrication	268,121	5,024,588
Lamprell	3,465,000	9,618,801
OYO Geospace [a,b]	135,397	3,497,305
Pioneer Drilling [a]	331,900	2,436,146
T-3 Energy Services [a]	492,905	9,710,228
Tesco Corporation [a]	305,800	2,440,284
TGC Industries [a,c]	1,171,393	5,681,256
Total Energy Services	1,109,300	5,025,082
World Energy Solutions [a,c]	428,100	1,404,168

		54,467,328

Oil and Gas - 1.1%
Approach Resources [a]	423,300	3,843,564
Gran Tierra Energy [a,b]	919,700	3,825,952
Vantage Drilling [a,b]	1,850,000	3,385,500

		11,055,016

Precious Metals and Mining - 9.6%
Alamos Gold [a]	744,900	6,553,923
Allied Nevada Gold [a]	1,049,200	10,271,668
Aquiline Resources [a]	2,114,900	8,691,505
Bear Creek Mining [a]	697,600	2,071,982
Eldorado Gold [a]	327,000	3,727,800
Endeavour Silver [a,b]	1,031,800	2,889,040
Entree Gold [a]	1,586,700	4,522,095
Fronteer Development Group [a]	2,166,600	9,273,048
Gammon Gold [a]	436,786	3,717,049
Great Basin Gold [a]	2,648,600	4,057,072
Horsehead Holding Corporation [a]	873,274	10,234,771
Lumina Copper [a]	1,715,900	1,378,297
Quaterra Resources [a]	844,000	599,113
Red Back Mining [a]	489,100	5,495,608
Silvercorp Metals	1,995,000	9,556,051
US Gold [a]	2,509,204	7,251,600
Western Copper [a]	2,430,100	3,949,352

		94,239,974

Real Estate - 0.5%
Kennedy-Wilson [a]	134,900	5,004,790

Other Natural Resources - 0.5%
Magma Energy [a]	2,798,700	4,992,777

Total		169,759,885

Technology – 14.6%
Aerospace and Defense - 0.4%
Ducommun	204,800	3,872,768

Components and Systems - 2.3%
LaCie	527,000	2,853,384
SMART Modular Technologies (WWH) [a]	1,497,668	7,128,900
Super Micro Computer [a]	596,189	5,043,759
Vaisala Cl. A	33,500	1,218,201
Xyratex [a]	690,300	6,564,753

		22,808,997

Distribution - 0.6%
Diploma	2,277,000	6,295,454

IT Services - 0.5%
iGATE Corporation	33,000	283,140
Neurones	436,000	4,453,381

		4,736,521

Semiconductors and Equipment - 6.2%
Advanced Energy Industries [a]	291,200	4,146,688
ATMI [a]	346,800	6,294,420
CEVA [a]	710,000	7,632,500
GSI Technology [a]	890,800	3,554,292
Ikanos Communications [a]	846,100	1,971,413
Rubicon Technology [a,b]	302,030	4,482,125
Rudolph Technologies [a]	303,700	2,247,380
Semitool [a]	620,000	5,239,000
Sigma Designs [a,b]	397,075	5,769,500
Smartrac [a]	140,000	2,509,643
Supertex [a]	201,800	6,054,000
TTM Technologies [a]	956,800	10,974,496

		60,875,457

Software - 1.2%
Double-Take Software [a]	456,350	4,650,207
Fundtech [a]	328,900	3,821,818
Phoenix Technologies [a]	823,650	3,006,322

		11,478,347

Telecommunications - 3.4%
Anaren [a]	393,932	6,696,844
Atlantic Tele-Network	263,300	14,065,486
Ceragon Networks [a,b]	689,100	5,829,786
Digi International [a]	449,600	3,830,592
KVH Industries [a]	356,400	3,560,436

		33,983,144

Total		144,050,688

Miscellaneous [d] – 4.5%
Total		44,945,248

TOTAL COMMON STOCKS
(Cost $798,862,259)		853,558,907

PREFERRED STOCK – 0.4%
Kennedy-Wilson Conv. [e,f]
(Cost $4,500,000)	4,500	3,974,999

REPURCHASE AGREEMENT – 13.6%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $134,493,037 (collateralized by obligations of various U.S. Government Agencies, 1.05%-3.75% due 1/8/10-3/5/10, valued at $137,856,838) (Cost $134,493,000)		134,493,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $25,597,704)		25,597,704

TOTAL INVESTMENTS – 102.8%
(Cost $963,452,963)		1,017,624,610

LIABILITIES LESS CASH AND OTHER ASSETS – (2.8)%		(27,549,734)

NET ASSETS – 100.0%		$990,074,876

SCHEDULE OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 90.4%

Consumer Products – 11.8%
Apparel, Shoes and Accessories - 5.9%
Columbia Sportswear	856,600	$35,257,656
Fossil [a,c]	3,835,290	109,114,001
Polo Ralph Lauren	1,294,200	99,161,604
Timberland Company (The) Cl. A [a,c]	2,893,900	40,283,088

		283,816,349

Food/Beverage/Tobacco - 1.5%
Sanderson Farms [c]	1,957,391	73,676,197

Health, Beauty and Nutrition - 1.4%
Nu Skin Enterprises Cl. A [c]	3,628,900	67,243,517

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors [c]	1,758,790	29,020,035

Sports and Recreation - 2.4%
Thor Industries [c]	3,804,300	117,743,085

Total		571,499,183

Consumer Services – 1.1%
Retail Stores - 1.1%
Buckle (The)	1,496,636	51,095,153

Total		51,095,153

Financial Intermediaries – 7.1%
Insurance - 3.5%
Alleghany Corporation [a]	324,929	84,172,858
ProAssurance Corporation [a]	1,633,449	85,249,703

		169,422,561

Securities Brokers - 2.1%
Knight Capital Group Cl. A [a]	4,667,200	101,511,600

Securities Exchanges - 1.5%
TMX Group	2,208,900	74,087,329

Total		345,021,490

Financial Services – 4.1%
Information and Processing - 2.1%
Interactive Data	2,669,100	69,957,111
Morningstar [a,b]	657,375	31,922,130

		101,879,241

Investment Management - 2.0%
Affiliated Managers Group [a,b]	500,000	32,505,000
Federated Investors Cl. B	2,484,600	65,518,902

		98,023,902

Total		199,903,143

Health – 5.0%
Drugs and Biotech - 3.4%
Endo Pharmaceuticals Holdings [a]	3,084,250	69,796,578
Perrigo Company	2,767,900	94,080,921

		163,877,499

Medical Products and Devices - 1.6%
IDEXX Laboratories [a,b]	1,536,500	76,825,000

Total		240,702,499

Industrial Products – 19.5%
Building Systems and Components - 1.7%
Simpson Manufacturing [c]	3,308,986	83,584,986

Industrial Components - 1.5%
GrafTech International [a]	3,655,176	53,731,087
PerkinElmer	927,100	17,837,404

		71,568,491

Machinery - 5.2%
Lincoln Electric Holdings [c]	2,478,497	117,604,683
Wabtec Corporation	1,183,237	44,406,884
Woodward Governor [c]	3,841,024	93,183,242

		255,194,809

Metal Fabrication and Distribution - 6.7%
Kennametal	1,563,500	38,477,735
Reliance Steel & Aluminum	2,419,800	102,986,688
Schnitzer Steel Industries Cl. A [c]	1,520,238	80,952,674
Sims Metal Management ADR	5,059,714	100,840,100

		323,257,197

Miscellaneous Manufacturing - 0.9%
Rational	329,966	46,204,434

Pumps, Valves and Bearings - 1.8%
Gardner Denver [a]	2,488,400	86,795,392

Specialty Chemicals and Materials - 1.7%
Westlake Chemical	3,174,500	81,584,650

Total		948,189,959

Industrial Services – 11.5%
Commercial Services - 7.2%
Copart [a]	1,491,100	49,519,431
Corinthian Colleges [a]	2,673,165	49,613,942
Gartner [a]	4,607,100	84,171,717
Hewitt Associates Cl. A [a]	234,700	8,550,121
Ritchie Bros. Auctioneers	3,951,500	96,969,810
Sotheby’s	1,764,194	30,397,063
Watson Wyatt Worldwide Cl. A	741,011	32,278,439

		351,500,523

Food, Tobacco and Agriculture - 1.2%
Cal-Maine Foods [b,c]	1,494,410	40,005,355
CF Industries Holdings	236,000	20,350,280

		60,355,635

Industrial Distribution - 1.5%
MSC Industrial Direct Cl. A	872,184	38,009,779
Pool Corporation	1,511,400	33,583,308

		71,593,087

Transportation and Logistics - 1.6%
Arkansas Best [c]	1,906,902	57,092,646
UTI Worldwide	1,312,800	19,009,344

		76,101,990

Total		559,551,235

Natural Resources – 14.5%
Energy Services - 7.2%
Ensign Energy Services	7,103,000	107,740,830
Pason Systems	3,778,500	43,938,098
Trican Well Service	6,069,100	78,793,714
Unit Corporation [a,c]	2,920,474	120,469,553

		350,942,195

Precious Metals and Mining - 4.8%
Pan American Silver [a]	3,974,244	90,612,763
Seabridge Gold [a]	1,869,300	53,461,980
Silver Standard Resources [a,c]	4,116,399	87,926,283

		232,001,026

Real Estate - 2.5%
Jones Lang LaSalle	1,169,700	55,408,689
St. Joe Company (The) [a,b]	2,315,320	67,422,119

		122,830,808

Total		705,774,029

Technology – 14.6%
Components and Systems - 3.5%
Benchmark Electronics [a]	2,240,000	40,320,000
Dionex Corporation [a,b,c]	1,294,500	84,103,665
Zebra Technologies Cl. A [a,b]	1,706,500	44,249,545

		168,673,210

IT Services - 1.9%
Jack Henry & Associates	1,423,540	33,410,484
Perot Systems Cl. A [a]	2,071,800	61,532,460

		94,942,944

Semiconductors and Equipment - 4.8%
Cabot Microelectronics [a,b,c]	1,736,200	60,523,932
Cognex Corporation [c]	2,957,717	48,447,404
MKS Instruments [a,c]	2,941,910	56,749,444
Varian Semiconductor Equipment Associates [a]	2,009,521	65,992,670

		231,713,450

Software - 2.1%
Fair Isaac	1,682,600	36,159,074
National Instruments	2,491,601	68,842,935

		105,002,009

Telecommunications - 2.3%
ADTRAN	2,922,029	71,735,812
Comtech Telecommunications [a]	1,153,250	38,310,965

		110,046,777

Total		710,378,390

Miscellaneous [d] – 1.2%
Total		58,654,448

TOTAL COMMON STOCKS
(Cost $3,500,833,001)		4,390,769,529

REPURCHASE AGREEMENT – 8.8%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $426,575,118 (collateralized by obligations of various U.S. Government Agencies, 1.05%-7.00% due 3/5/10-3/15/10, valued at $437,239,544) (Cost $426,575,000)		426,575,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.9%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $191,998,476)		191,998,476

TOTAL INVESTMENTS – 103.1%
(Cost $4,119,406,477)		5,009,343,005

LIABILITIES LESS CASH AND OTHER ASSETS – (3.1)%		(150,189,858)

NET ASSETS – 100.0%		$4,859,153,147

SCHEDULE OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.7%

Consumer Products – 7.7%
Apparel, Shoes and Accessories - 2.7%
Fossil [a]	1,445,550	$41,125,898
Gildan Activewear [a,b]	756,700	14,922,124
K-Swiss Cl. A [a,b]	852,000	7,489,080
Timberland Company (The) Cl. A [a,b]	1,501,382	20,899,237

		84,436,339

Food/Beverage/Tobacco - 0.7%
Industrias Bachoco ADR	988,715	20,763,015

Health, Beauty and Nutrition - 2.4%
Nu Skin Enterprises Cl. A	3,098,600	57,417,058
NutriSystem	1,191,816	18,187,112

		75,604,170

Home Furnishing and Appliances - 0.4%
Helen of Troy [a]	638,796	12,411,806
Natuzzi ADR [a]	385,912	1,057,399

		13,469,205

Sports and Recreation - 1.5%
Beneteau	200,000	3,449,114
Callaway Golf	2,450,066	18,645,002
RC2 Corporation [a]	650,062	9,263,383
Winnebago Industries [a]	1,220,535	17,954,070

		49,311,569

Total		243,584,298

Consumer Services – 4.2%
Leisure and Entertainment - 0.3%
DreamWorks Animation SKG Cl. A [a]	131,650	4,682,790
New Frontier Media [a,b,c]	1,903,000	4,091,450

		8,774,240

Retail Stores - 3.9%
American Eagle Outfitters	150,000	2,529,000
AnnTaylor Stores [a,b]	219,700	3,491,033
Buckle (The)	704,575	24,054,191
Cato Corporation (The) Cl. A	597,350	12,120,232
Charming Shoppes [a]	2,523,428	12,390,031
Hibbett Sports [a,b]	260,137	4,742,298
Lewis Group	1,543,747	11,403,424
Men’s Wearhouse (The)	1,131,732	27,953,780
Pacific Sunwear of California [a]	1,366,800	7,039,020
Tuesday Morning [a]	1,291,300	5,371,808
Williams-Sonoma	740,405	14,978,393

		126,073,210

Total		134,847,450

Financial Intermediaries – 8.1%
Banking - 0.2%
Wilmington Trust	429,500	6,098,900

Insurance - 3.2%
Argo Group International Holdings [a]	521,897	17,577,491
Aspen Insurance Holdings	753,000	19,931,910
CNA Surety [a,b]	424,800	6,881,760
Greenlight Capital Re Cl. A [a]	573,812	10,787,666
Navigators Group [a]	100,200	5,511,000
Validus Holdings	1,633,635	42,147,783

		102,837,610

Securities Brokers - 2.8%
Ichiyoshi Securities	363,100	2,491,724
Jefferies Group [a,b]	498,200	13,565,986
Knight Capital Group Cl. A [a,b]	2,624,500	57,082,875
Mito Securities [a]	1,674,000	4,009,469
Thomas Weisel Partners Group [a,b]	1,134,500	6,058,230
TradeStation Group [a,b]	593,600	4,837,840

		88,046,124

Securities Exchanges - 0.9%
MarketAxess Holdings [a,b]	1,062,340	12,801,197
TMX Group	470,500	15,780,745

		28,581,942

Other Financial Intermediaries - 1.0%
KKR Financial Holdings [a,b]	7,136,960	32,972,755

Total		258,537,331

Financial Services – 2.7%
Insurance Brokers - 0.3%
Brown & Brown	500,000	9,580,000

Investment Management - 2.4%
Brait	2,700,000	6,829,074
CapMan Cl. B [a]	2,918,978	5,595,643
Deutsche Beteiligungs	409,995	9,707,446
Federated Investors Cl. B	949,700	25,043,589
Sprott	5,466,400	20,371,677
U.S. Global Investors Cl. A	653,751	8,060,750

		75,608,179

Total		85,188,179

Health – 4.9%
Drugs and Biotech - 2.8%
Cypress Bioscience [a,b]	968,949	7,916,313
Emergent Biosolutions [a]	637,900	11,265,314
Endo Pharmaceuticals Holdings [a]	1,859,200	42,073,696
Lexicon Pharmaceuticals [a,b]	2,027,300	4,318,149
Maxygen [a]	790,200	5,286,438
ViroPharma [a]	1,338,100	12,872,522
VIVUS [a]	624,150	6,522,368

		90,254,800

Health Services - 1.2%
Cross Country Healthcare [a,c]	2,328,100	21,674,611
eResearch Technology [a]	1,686,250	11,803,750
MedQuist	600,200	3,817,272

		37,295,633

Medical Products and Devices - 0.9%
Bruker Corporation [a]	876,979	9,357,366
Caliper Life Sciences [a,b]	1,657,429	4,673,950
CONMED Corporation [a,b]	255,500	4,897,935
Immucor [a,b]	214,019	3,788,136
Medical Action Industries [a]	444,250	5,362,097

		28,079,484

Total		155,629,917

Industrial Products – 10.9%
Automotive - 0.9%
Gentex Corporation	894,232	12,653,383
Landi Renzo	3,498,000	15,881,060
Spartan Motors	140,900	724,226

		29,258,669

Building Systems and Components - 0.3%
AAON	471,250	9,462,700

Industrial Components - 2.0%
GrafTech International [a]	3,080,000	45,276,000
Littelfuse [a,b]	258,400	6,780,416
Powell Industries [a]	314,848	12,087,015

		64,143,431

Machinery - 1.0%
Lincoln Electric Holdings	384,663	18,252,259
Woodward Governor	525,700	12,753,482

		31,005,741

Metal Fabrication and Distribution - 4.8%
Castle (A.M.) & Co. [b,c]	1,849,667	18,385,690
Kennametal	2,099,900	51,678,539
Olympic Steel	510,800	14,654,852
Schnitzer Steel Industries Cl. A	317,100	16,885,575
Sims Metal Management ADR	2,549,350	50,808,546

		152,413,202

Pumps, Valves and Bearings - 0.8%
Gardner Denver [a]	725,618	25,309,556

Specialty Chemicals and Materials - 1.1%
Schulman (A.)	446,190	8,892,567
Symyx Technologies [a,b]	733,123	4,853,274
Victrex	700,000	8,541,319
Westlake Chemical	554,800	14,258,360

		36,545,520

Total		348,138,819

Industrial Services – 10.4%
Advertising and Publishing - 0.5%
ValueClick [a]	1,152,600	15,202,794

Commercial Services - 5.0%
CBIZ [a]	597,600	4,458,096
Copart [a,b]	311,795	10,354,712
Corinthian Colleges [a,b]	942,492	17,492,652
Forrester Research [a,b]	518,300	13,807,512
Kforce [a]	990,774	11,909,103
Korn/Ferry International [a]	1,934,663	28,226,733
LECG Corporation [a,c]	1,722,490	6,045,940
MAXIMUS	246,891	11,505,121
Monster Worldwide [a,b]	424,000	7,411,520
MPS Group [a,b]	494,700	5,204,244
TrueBlue [a]	2,120,791	29,839,529
Universal Technical Institute [a]	637,800	12,564,660

		158,819,822

Engineering and Construction - 0.5%
Dycom Industries [a,b]	698,633	8,593,186
Exponent [a]	250,400	7,053,768

		15,646,954

Food, Tobacco and Agriculture - 2.6%
Imperial Sugar [c]	763,740	9,684,223
Intrepid Potash [a,b]	1,954,900	46,116,091
Omega Protein [a]	396,000	1,920,600
Terra Industries	706,041	24,478,442

		82,199,356

Industrial Distribution - 0.4%
Houston Wire & Cable [c]	1,291,200	14,267,760

Printing - 0.5%
Ennis	1,004,600	16,204,198

Transportation and Logistics - 0.9%
Heartland Express	688,366	9,912,470
Universal Truckload Services	389,961	6,438,256
Werner Enterprises	690,600	12,865,878

		29,216,604

Total		331,557,488

Natural Resources – 25.5%
Energy Services - 10.2%
Calfrac Well Services	1,420,300	25,204,969
Ensign Energy Services	3,354,100	50,876,182
Global Industries [a,b]	1,586,950	15,076,025
Lamprell	5,638,700	15,652,968
Major Drilling Group International	860,800	17,486,947
Oil States International [a,b]	786,200	27,619,206
Pason Systems	2,250,700	26,172,152
RPC	1,120,564	11,743,511
Tesco Corporation [a,c]	3,077,305	24,556,894
Total Energy Services [c]	1,966,700	8,909,068
Trican Well Service [b]	4,711,500	61,168,309
Unit Corporation [a,b]	1,013,400	41,802,750

		326,268,981

Oil and Gas - 0.6%
Frontier Oil	600,000	8,352,000
St. Mary Land & Exploration	328,000	10,646,880

		18,998,880

Precious Metals and Mining - 14.7%
Agnico-Eagle Mines	349,200	23,693,220
Alamos Gold [a,b]	4,898,400	43,098,051
Allied Nevada Gold [a]	1,887,250	18,476,178
Denison Mines [a,b]	3,096,300	5,759,118
Fronteer Development Group [a]	3,855,500	16,501,540
Gammon Gold [a,b]	4,959,900	42,208,749
Hecla Mining [a,b]	4,378,115	19,219,925
Horsehead Holding Corporation [a,b]	435,000	5,098,200
Ivanhoe Mines [a,b]	4,907,800	62,770,762
Northam Platinum	2,040,000	8,961,661
Pan American Silver [a,b]	2,089,663	47,644,316
Randgold Resources ADR	228,000	15,932,640
Red Back Mining [a]	2,698,200	30,317,420
Seabridge Gold [a,b]	817,700	23,386,220
Silver Standard Resources [a,b]	2,458,300	52,509,288
Silvercorp Metals	6,528,200	31,270,081
Thompson Creek Metals [a]	1,278,000	15,425,460
Uranium Resources [a,b]	2,746,500	3,158,475
US Gold [a,b]	1,000,000	2,890,000

		468,321,304

Total		813,589,165

Technology – 18.6%
Aerospace and Defense - 2.5%
Ceradyne [a,c]	1,583,100	29,018,223
HEICO Corporation Cl. A	1,201,563	40,745,001
Integral Systems [a,c]	1,366,294	9,427,429

		79,190,653

Components and Systems - 1.4%
Brocade Communications Systems [a,b]	2,147,476	16,879,161
Methode Electronics	1,226,000	10,629,420
Teradata Corporation [a]	500,000	13,760,000
Trimble Navigation [a]	138,000	3,299,580

		44,568,161

Internet Software and Services - 0.5%
iPass	1,326,417	1,830,456
RealNetworks [a,b]	2,540,900	9,452,148
United Online	600,000	4,824,000

		16,106,604

IT Services - 1.3%
Jack Henry & Associates	297,100	6,972,937
Perot Systems Cl. A [a]	203,611	6,047,247
SRA International Cl. A [a,b]	932,000	20,121,880
Syntel	203,141	9,695,920

		42,837,984

Semiconductors and Equipment - 7.8%
Advanced Energy Industries [a,b]	664,100	9,456,784
Brooks Automation [a,b]	1,946,182	15,043,987
CEVA [a,c]	1,281,400	13,775,050
Cirrus Logic [a]	1,528,400	8,497,904
Cognex Corporation	477,738	7,825,348
Exar Corporation [a]	461,700	3,393,495
Fairchild Semiconductor International [a]	1,500,800	15,353,184
IPG Photonics [a,b]	448,900	6,823,280
Lam Research [a,b]	343,800	11,744,208
MKS Instruments [a]	1,419,600	27,384,084
Novellus Systems [a]	650,000	13,637,000
OmniVision Technologies [a]	877,191	14,280,670
QLogic Corporation [a,b]	300,000	5,160,000
Semitool [a]	1,148,333	9,703,414
Sigma Designs [a,c]	1,907,658	27,718,271
Silicon Motion Technology ADR [a]	745,000	2,965,100
Trident Microsystems [a]	1,950,143	5,050,870
TTM Technologies [a,c]	2,350,035	26,954,901
Varian Semiconductor Equipment Associates [a]	449,200	14,751,728
Verigy [a,b]	660,200	7,671,524

		247,190,802

Software - 0.7%
Avid Technology [a,b]	659,543	9,292,961
DivX [a,b,c]	1,822,507	9,950,888
THQ [a,b]	462,500	3,163,500

		22,407,349

Telecommunications - 4.4%
ADTRAN	1,795,000	44,067,250
Arris Group [a]	1,469,471	19,117,818
Harmonic [a]	1,550,000	10,354,000
KVH Industries [a,c]	1,150,200	11,490,498
NETGEAR [a,b]	1,292,800	23,722,880
Novatel Wireless [a,c]	1,992,176	22,631,119
PC-Tel [a,c]	1,295,592	8,097,450

		139,481,015

Total		591,782,568

Miscellaneous [d] – 3.7%
Total		118,420,174

TOTAL COMMON STOCKS
(Cost $2,675,379,335)		3,081,275,389

REPURCHASE AGREEMENT – 2.2%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $70,073,019 (collateralized by obligations of various U.S. Government Agencies, 2.10%-5.25% due 8/1/12-9/24/12, valued at $71,825,673) (Cost $70,073,000)		70,073,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 4.4%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $138,595,920)		138,595,920

TOTAL INVESTMENTS – 103.3%
(Cost $2,884,048,255)		3,289,944,309

LIABILITIES LESS CASH AND OTHER ASSETS – (3.3)%		(104,803,019)

NET ASSETS – 100.0%		$3,185,141,290

SCHEDULE OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.2%

Consumer Products – 6.7%
Apparel, Shoes and Accessories - 2.8%
Cherokee	31,754	$761,143
Columbia Sportswear	197,609	8,133,587
Guess?	427,216	15,824,081
Jones Apparel Group	483,500	8,669,155
K-Swiss Cl. A [a,b]	158,675	1,394,753
Liz Claiborne [a,b]	14,390	70,943
Movado Group [b]	91,825	1,334,217
Phillips-Van Heusen	94,184	4,030,133
Polo Ralph Lauren	351,100	26,901,282
Weyco Group	318,235	7,287,582
Wolverine World Wide	1,379,635	34,270,133

		108,677,009

Food/Beverage/Tobacco - 2.0%
Flowers Foods	400,000	10,516,000
Hershey Creamery	173	294,100
J & J Snack Foods	379,122	16,374,279
J.M. Smucker Company (The)	324,000	17,175,240
Lancaster Colony	398,000	20,405,460
Mannatech [b]	316,298	1,211,421
Tootsie Roll Industries	448,207	10,658,363

		76,634,863

Health, Beauty and Nutrition - 0.6%
Inter Parfums	1,107,483	13,522,367
Nu Skin Enterprises Cl. A	276,250	5,118,913
NutriSystem	362,291	5,528,561

		24,169,841

Home Furnishing and Appliances - 0.7%
Ethan Allen Interiors	207,860	3,429,690
Hooker Furniture	20,530	277,155
Kimball International Cl. B	724,600	5,528,698
La-Z-Boy [a]	957,300	8,280,645
National Presto Industries	116,257	10,057,393

		27,573,581

Household Products/Wares - 0.0%
Blyth	16,000	619,680

Sports and Recreation - 0.6%
Arctic Cat [a,b]	169,718	1,198,209
Callaway Golf	1,266,461	9,637,768
Hasbro	82,706	2,295,091
Sturm, Ruger & Company	112,904	1,460,978
Thor Industries	341,885	10,581,341

		25,173,387

Total		262,848,361

Consumer Services – 6.8%
Leisure and Entertainment - 1.3%
Ambassadors Group	145,162	2,271,785
International Speedway Cl. A	865,747	23,868,645
Regal Entertainment Group Cl. A	396,300	4,882,416
Speedway Motorsports	180,673	2,599,884
World Wrestling Entertainment Cl. A	1,145,384	16,046,830

		49,669,560

Online Commerce - 0.2%
Systemax [a]	554,738	6,728,972

Restaurants and Lodgings - 0.4%
Bob Evans Farms	532,900	15,486,074
Brinker International	21,250	334,263
DineEquity [a,b]	61,030	1,510,492

		17,330,829

Retail Stores - 4.9%
Abercrombie & Fitch Cl. A	5,200	170,976
American Eagle Outfitters	1,786,124	30,114,051
bebe Stores	18,900	139,104
Books-A-Million	27	325
Brown Shoe	67,400	540,548
Buckle (The) [b]	853,210	29,128,589
Cato Corporation (The) Cl. A	1,315,677	26,695,086
Christopher & Banks	55,723	377,245
Dress Barn (The) [a,b]	1,865,985	33,457,111
Family Dollar Stores	403,457	10,651,265
Finish Line (The) Cl. A	72,800	739,648
Foot Locker	103,900	1,241,605
Men’s Wearhouse (The)	202,152	4,993,154
Pep Boys-Manny, Moe & Jack (The)	742,500	7,254,225
RadioShack Corporation	219,222	3,632,509
Ross Stores	205,314	9,807,850
Tiffany & Co.	727,300	28,022,869
Tuesday Morning [a]	2,728	11,349
Village Super Market Cl. A	156,560	4,613,823
Williams-Sonoma	104,600	2,116,058

		193,707,390

Total		267,436,751

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
Central Fund of Canada Cl. A	355,000	4,703,750

Total		4,703,750

Financial Intermediaries – 21.4%
Banking - 3.2%
Banco Latinoamericano de Exportaciones Cl. E	298,675	4,247,158
Bancorp Rhode Island [c]	261,300	6,527,274
Bank of Hawaii	253,401	10,526,278
Bank of N.T. Butterfield & Son	502,158	2,510,792
Bank Sarasin & Cie Cl. B	82,000	3,410,402
BOK Financial	491,382	22,760,814
Canadian Western Bank	783,200	14,520,637
Central Pacific Financial [a,b]	20,000	50,400
Centrue Financial	173,755	656,794
Credicorp	235,800	18,335,808
First Citizens BancShares Cl. A	10,800	1,718,280
First Financial Bancorp	150,000	1,807,500
First National Bank Alaska	3,110	5,131,500
HopFed Bancorp	134,000	1,373,500
Kearny Financial	420,100	4,377,442
NewAlliance Bancshares	200,000	2,140,000
Peapack-Gladstone Financial [c]	463,145	7,438,109
Provident Financial Services	26,000	267,540
Provident New York Bancorp	50,000	477,500
Sun Bancorp [a,b]	284,428	1,501,780
Trustmark Corporation	80,700	1,537,335
Vontobel Holding	55,000	1,836,341
Wilmington Trust	942,100	13,377,820

		126,531,004

Insurance - 13.9%
Alleghany Corporation [a]	101,793	26,369,477
Allied World Assurance Company Holdings	518,369	24,845,426
American Financial Group	362,650	9,247,575
American National Insurance	145,093	12,361,924
American Physicians Service Group	62,542	1,440,968
Aspen Insurance Holdings	1,416,733	37,500,923
Assured Guaranty	276,500	5,369,630
Axis Capital Holdings	4,001	120,750
Baldwin & Lyons Cl. B	103,958	2,437,815
Cincinnati Financial	300,000	7,797,000
Donegal Group Cl. A	707,888	10,929,791
E-L Financial	53,588	24,525,400
EMC Insurance Group	323,230	6,829,850
Employers Holdings	73,900	1,143,972
Endurance Specialty Holdings	228,388	8,329,310
Erie Indemnity Cl. A	650,400	24,363,984
Fidelity National Financial Cl. A	819,700	12,361,076
First American	227,400	7,360,938
Flagstone Reinsurance Holdings	220,771	2,490,297
Harleysville Group	546,288	17,290,015
HCC Insurance Holdings	50,148	1,371,548
Infinity Property & Casualty	159,537	6,777,132
Leucadia National [a]	484,800	11,984,256
Markel Corporation [a,b]	67,900	22,394,778
Max Capital Group	897,800	19,185,986
Mercury General	211,000	7,633,980
Montpelier Re Holdings	1,535,610	25,061,155
Odyssey Re Holdings	69,090	4,477,723
Old Republic International	1,027,000	12,508,860
OneBeacon Insurance Group Cl. A	717,120	9,853,229
PartnerRe	537,377	41,345,786
Platinum Underwriters Holdings	136,893	4,906,245
Reinsurance Group of America	597,018	26,627,003
RenaissanceRe Holdings	161,100	8,821,836
RLI	165,000	8,708,700
Selective Insurance Group	162	2,548
State Auto Financial	531,115	9,522,892
Transatlantic Holdings	290,150	14,556,826
United Fire & Casualty	113,936	2,039,454
Validus Holdings	967,758	24,968,156
Wesco Financial	30,623	9,967,786
White Mountains Insurance Group	15,760	4,838,478
Zenith National Insurance	836,998	25,863,238

		546,533,716

Real Estate Investment Trusts - 2.9%
Annaly Capital Management	1,005,600	18,241,584
Capital Trust Cl. A [a,b]	456,800	1,388,672
Colony Financial [a,b]	241,200	4,715,460
Cousins Properties	359,841	2,979,483
DCT Industrial Trust	1,121,600	5,731,376
Essex Property Trust	83,000	6,605,140
Lexington Realty Trust	1,034,716	5,277,052
MFA Financial	986,200	7,850,152
National Health Investors	440,700	13,948,155
National Retail Properties	650,000	13,955,500
PS Business Parks	168,500	8,647,420
Rayonier	529,400	21,657,754
Starhill Global REIT	400,000	170,376
Suntec Real Estate Investment Trust	400,000	300,997

		111,469,121

Securities Brokers - 0.4%
Global Investment House KSCC GDR [a]	20,000	37,000
Investcorp Bank GDR [a]	40,000	128,000
Oppenheimer Holdings Cl. A	22,567	549,507
Raymond James Financial	597,925	13,919,694
Sanders Morris Harris Group	98,776	583,766

		15,217,967

Securities Exchanges - 0.9%
London Stock Exchange Group	465,942	6,374,168
TMX Group	884,600	29,669,814

		36,043,982

Other Financial Intermediaries - 0.1%
KKR Financial Holdings [a,b]	288,878	1,334,616

Total		837,130,406

Financial Services – 9.1%
Diversified Financial Services - 0.0%
Advanta Corporation Cl. B	151,576	84,882
First Marblehead [a,b]	7,119	15,662

		100,544

Information and Processing - 1.2%
Global Payments	6,786	316,906
Interactive Data	612,900	16,064,109
SEI Investments	1,491,733	29,357,306

		45,738,321

Insurance Brokers - 1.4%
Brown & Brown	1,598,300	30,623,428
Gallagher (Arthur J.) & Co.	978,200	23,838,734

		54,462,162

Investment Management - 6.2%
A.F.P. Provida ADR [a]	389,669	13,408,510
AGF Management Cl. B	815,600	13,064,531
AllianceBernstein Holding L.P.	1,631,500	44,507,320
AP Alternative Assets L.P. [a]	76,000	395,200
Apollo Investment	1,111,400	10,613,870
CI Financial	1,263,500	24,298,758
Cohen & Steers	385,630	9,255,120
Federated Investors Cl. B	1,455,240	38,374,679
GAMCO Investors Cl. A	278,300	12,718,310
Gladstone Capital	80,000	714,400
IGM Financial	363,700	14,423,670
Janus Capital Group	497,400	7,053,132
JZ Capital Partners	33,333	137,706
MVC Capital	425,000	3,731,500
Och-Ziff Capital Management Group Cl. A	285,700	3,476,969
Onex Corporation	339,000	8,308,373
Schroders	90,000	1,572,101
T. Rowe Price Group	695,700	31,793,490
Teton Advisors	4,155	14,543
Waddell & Reed Financial Cl. A	253,600	7,214,920

		245,077,102

Specialty Finance - 0.3%
Credit Acceptance [a,b]	254,005	8,176,421
GATX Corporation	59,000	1,649,050
Portfolio Recovery Associates [a]	37,580	1,703,501

		11,528,972

Total		356,907,101

Health – 3.3%
Commercial Services - 1.1%
Chemed Corporation	444,612	19,514,020
Owens & Minor	541,300	24,493,825

		44,007,845

Drugs and Biotech - 0.3%
Biovail Corporation	627,045	9,675,304
Endo Pharmaceuticals Holdings [a]	25,000	565,750
Medicis Pharmaceutical Cl. A	28,113	600,213
Mylan [a,b]	496	7,941

		10,849,208

Health Services - 0.3%
Computer Programs and Systems	67,050	2,776,540
Healthcare Services Group	48,188	884,732
LCA-Vision [a,b]	436,066	3,056,823
Omnicare	9,800	220,696
Universal Health Services Cl. B	83,511	5,171,836

		12,110,627

Medical Products and Devices - 1.3%
Atrion Corporation	2,090	301,796
Hill-Rom Holdings	386,763	8,423,698
IDEXX Laboratories [a,b]	379,600	18,980,000
STERIS Corporation	742,883	22,620,788
West Pharmaceutical Services	1,200	48,732
Young Innovations	22,530	592,764

		50,967,778

Personal Care - 0.3%
Alberto-Culver Company	364,100	10,078,288

Total		128,013,746

Industrial Products – 18.0%
Automotive - 0.3%
Gentex Corporation	595,000	8,419,250
Spartan Motors	352,471	1,811,701
Superior Industries International	76,000	1,079,200

		11,310,151

Building Systems and Components - 1.1%
AAON	22,705	455,916
Apogee Enterprises	320,112	4,808,082
Bunka Shutter	60,000	227,929
Lennox International	19,692	711,275
LSI Industries	1,159,992	7,713,947
McGrath RentCorp	291,300	6,195,951
Preformed Line Products	204,410	8,186,621
Simpson Manufacturing	638,828	16,136,795

		44,436,516

Construction Materials - 0.5%
Ameron International	168,700	11,805,626
Ash Grove Cement	39,610	6,694,090
Louisiana-Pacific Corporation [a,b]	78,000	520,260

		19,019,976

Industrial Components - 2.1%
Bel Fuse Cl. A	83,200	1,485,120
Bel Fuse Cl. B	151,447	2,882,036
Chase Corporation [c]	753,974	8,821,496
CLARCOR	665,100	20,857,536
CTS Corporation	37,933	352,777
Donaldson Company	401,700	13,910,871
Hubbell Cl. B	237,700	9,983,400
Mueller Water Products Cl. A	3,500	19,180
PerkinElmer	702,600	13,518,024
Watts Water Technologies Cl. A	321,300	9,719,325

		81,549,765

Machinery - 4.8%
Ampco-Pittsburgh	156,574	4,163,303
Briggs & Stratton	385,640	7,485,272
Cascade Corporation	147,879	3,954,285
Franklin Electric	366,900	10,519,023
FreightCar America	85,728	2,083,190
Gorman-Rupp Company	461,307	11,491,157
Lincoln Electric Holdings	562,665	26,698,454
Lindsay Corporation	194,900	7,675,162
Manitowoc Company	3,300	31,251
Mueller (Paul) Company [c]	116,700	2,334,000
Nordson Corporation	354,200	19,867,078
Regal-Beloit	20,107	919,091
Robbins & Myers	638,278	14,986,768
Roper Industries	214,500	10,935,210
Snap-on	40,194	1,397,144
Starrett (L.S.) Company (The) Cl. A [c]	529,400	5,505,760
Sun Hydraulics	683,503	14,394,573
Tennant Company	537,600	15,622,656
Toro Company (The)	328,775	13,075,382
Twin Disc	7,194	89,709
Woodward Governor	609,200	14,779,192

		188,007,660

Metal Fabrication and Distribution - 2.5%
Allegheny Technologies	57,278	2,004,157
Carpenter Technology	373,688	8,740,562
Castle (A.M.) & Co. [b]	283,009	2,813,109
Commercial Metals	24,200	433,180
Encore Wire	86,388	1,929,908
Gerdau Ameristeel [b]	11,451	90,692
Gibraltar Industries [a]	301,684	4,003,347
Insteel Industries	114,163	1,364,248
Kaiser Aluminum	38,920	1,415,131
Kennametal	51,832	1,275,585
Mueller Industries	476,015	11,362,478
Olympic Steel	66,935	1,920,365
Reliance Steel & Aluminum	669,817	28,507,412
Schnitzer Steel Industries Cl. A	252,000	13,419,000
Sims Metal Management ADR	372,275	7,419,441
Steel Dynamics	146,521	2,247,632
Timken Company (The)	5,569	130,482
Trinity Industries	521,687	8,967,800
Worthington Industries	8,975	124,752

		98,169,281

Miscellaneous Manufacturing - 2.2%
Acuity Brands	150,809	4,857,558
American Railcar Industries	360,910	3,829,255
Brady Corporation Cl. A	571,000	16,399,120
Carlisle Companies	1,700	57,647
Crane Company	288,000	7,433,280
HNI Corporation	471,384	11,124,662
Matthews International Cl. A	357,300	12,641,274
Raven Industries	156,201	4,175,253
Smith (A.O.) Corporation	331,929	12,646,495
Teleflex	309,700	14,961,607
Tredegar Corporation	4,500	65,250

		88,191,401

Paper and Packaging - 1.2%
Albany International Cl. A	342,500	6,644,500
AptarGroup	110,100	4,113,336
Bemis Company	464,800	12,042,968
Greif Cl. A	225,500	12,413,775
Schweitzer-Mauduit International	28,403	1,543,987
Sonoco Products	359,778	9,908,286

		46,666,852

Pumps, Valves and Bearings - 0.4%
CIRCOR International	7,341	207,457
Kaydon Corporation	528,546	17,135,461

		17,342,918

Specialty Chemicals and Materials - 2.7%
Aceto Corporation	155,334	1,025,204
Agrium [b]	5,200	258,908
Albemarle Corporation	366,000	12,663,600
Ashland	4,300	185,846
Balchem Corporation	661,000	17,384,300
Cabot Corporation	770,700	17,810,877
Cytec Industries	700	22,729
H.B. Fuller Company	101,692	2,125,363
Hawkins	101,604	2,373,469
Innospec	69,241	1,021,305
International Flavors & Fragrances	175,000	6,637,750
Lubrizol Corporation (The)	299,500	21,402,270
Methanex Corporation	379,998	6,577,765
Minerals Technologies	13,812	656,899
NewMarket Corporation	5,088	473,388
Olin Corporation	156,584	2,730,825
Park Electrochemical	156,963	3,869,138
Quaker Chemical	405,000	8,881,650
Spartech Corporation	4,046	43,575
Westlake Chemical	6,110	157,027

		106,301,888

Other Industrial Products - 0.2%
MTS Systems	226,766	6,623,835

Total		707,620,243

Industrial Services – 10.5%
Advertising and Publishing - 0.0%
E.W. Scripps Company Cl. A [a,b]	43,770	328,275
Gannett	3,500	43,785
Journal Communications Cl. A	90,000	331,200
McClatchy Company (The) Cl. A [b]	94,000	240,640
Scholastic Corporation	700	17,038

		960,938

Commercial Services - 4.3%
ABM Industries	635,800	13,377,232
Barrett Business Services	271,299	2,870,343
Brink’s Company (The)	4,585	123,382
CDI Corporation	17,899	251,481
Corporate Executive Board	105,800	2,634,420
Heidrick & Struggles International	120,298	2,798,132
Hillenbrand	243,625	4,962,641
Kelly Services Cl. A [a,b]	592,674	7,289,890
Landauer	377,500	20,754,950
Manpower	484,352	27,467,602
MAXIMUS	270,303	12,596,120
Resources Connection [a]	3,700	63,122
Ritchie Bros. Auctioneers	1,464,320	35,934,413
Robert Half International	24,123	603,557
Rollins	555,750	10,475,888
UniFirst Corporation	9,510	422,720
Viad Corporation	64,902	1,292,199
Watson Wyatt Worldwide Cl. A	569,700	24,816,132

		168,734,224

Engineering and Construction - 0.5%
Comfort Systems USA	535,614	6,207,766
Granite Construction	227,775	7,047,359
M.D.C. Holdings	5,580	193,849
Ryland Group (The)	4,576	96,416
Skyline Corporation	223,100	5,033,136

		18,578,526

Food, Tobacco and Agriculture - 1.3%
Cal-Maine Foods [b]	174,619	4,674,551
Corn Products International	107,283	3,059,711
Farmer Bros.	542,300	11,225,610
Hormel Foods	470,133	16,699,124
Seaboard Corporation	9,476	12,318,990
Terra Industries	47,578	1,649,529

		49,627,515

Industrial Distribution - 1.4%
Applied Industrial Technologies	731,900	15,487,004
Doshisha Company	60,000	1,261,962
Grainger (W.W.)	311,600	27,844,576
Houston Wire & Cable	147,640	1,631,422
Lawson Products	9,946	173,160
Mine Safety Appliances	212,400	5,843,124
MSC Industrial Direct Cl. A	70,700	3,081,106
Watsco	22,075	1,190,063

		56,512,417

Printing - 0.3%
Bowne & Co.	135,878	1,046,261
Courier Corporation	55,397	839,265
CSS Industries	35,999	711,700
Ennis	490,904	7,918,281
Schawk	9,400	109,698

		10,625,205

Transportation and Logistics - 2.7%
Alexander & Baldwin	494,700	15,874,923
Arkansas Best	304,528	9,117,568
C. H. Robinson Worldwide	256,000	14,784,000
DryShips [a]	9,613	63,734
Euroseas	125,346	538,988
Expeditors International of Washington	458,400	16,112,760
Overseas Shipholding Group	7,800	291,486
Pacer International [a]	569,852	2,199,629
SkyWest	337,806	5,600,823
Tidewater	743,266	35,000,396
UTI Worldwide	492,600	7,132,848

		106,717,155

Total		411,755,980

Natural Resources – 10.9%
Energy Services - 4.7%
Boardwalk Pipeline Partners L.P.	90,000	2,233,800
CARBO Ceramics	348,906	17,986,104
Energy Transfer Equity L.P.	530,600	14,856,800
Ensign Energy Services	1,136,500	17,238,836
Exterran Partners L.P.	479,700	8,634,600
Helmerich & Payne	824,184	32,579,994
Lufkin Industries	70,973	3,774,344
Major Drilling Group International	270,000	5,484,986
National Fuel Gas	100,528	4,605,188
Nicor	372,892	13,644,118
NuStar GP Holdings	369,200	9,156,160
Patterson-UTI Energy	266,177	4,019,273
Precision Drilling Trust [b]	861,450	5,711,413
Rowan Companies [a,b]	910,005	20,993,815
SEACOR Holdings [a,b]	260,600	21,272,778
Trican Well Service [b]	311,700	4,046,729
World Fuel Services	12,000	576,840

		186,815,778

Oil and Gas - 3.9%
Cimarex Energy	525,533	22,766,090
Crosstex Energy [b]	360,200	1,901,856
Delek US Holdings	122,804	1,052,430
Energen Corporation	743,481	32,044,031
Enterprise GP Holdings L.P.	285,900	8,456,922
Hiland Holdings GP L.P.	384,400	914,872
Holly Corporation	78,381	2,008,121
Hugoton Royalty Trust	270,600	4,846,446
Magellan Midstream Partners L.P.	467,101	17,562,998
Penn Virginia	633,760	14,519,442
Penn Virginia GP Holdings L.P.	228,000	2,925,240
Pioneer Southwest Energy Partners L.P.	620,071	13,046,294
Plains All American Pipeline L.P. [b]	281,530	13,032,024
St. Mary Land & Exploration	52,242	1,695,775
Stone Energy [a]	180,450	2,943,139
Sunoco Logistics Partners L.P.	181,000	10,724,250
W&T Offshore	114,447	1,340,174

		151,780,104

Precious Metals and Mining - 1.7%
Agnico-Eagle Mines	256,100	17,376,385
Alliance Holdings GP L.P.	468,500	9,665,155
Alliance Resource Partners L.P.	241,000	8,738,660
Cliffs Natural Resources	14,400	465,984
Gold Fields ADR	434,700	5,990,166
IAMGOLD Corporation	261,000	3,690,540
Lihir Gold ADR [a]	131,000	3,281,550
Natural Resource Partners L.P.	759,677	15,854,459
Titanium Metals [a,b]	20,000	191,800

		65,254,699

Real Estate - 0.6%
AMREP Corporation [a]	23,992	316,694
Deltic Timber	172,000	7,872,440
St. Joe Company (The) [a,b]	276,300	8,045,856
W.P. Carey & Co.	306,231	8,669,400

		24,904,390

Total		428,754,971

Technology – 4.6%
Aerospace and Defense - 0.5%
American Science & Engineering	11,484	781,371
Cubic Corporation	7,200	284,184
HEICO Corporation	190,683	8,268,015
HEICO Corporation Cl. A	200,159	6,787,392
Triumph Group	101,906	4,890,469

		21,011,431

Components and Systems - 1.1%
Analogic Corporation	141,400	5,234,628
AVX Corporation	1,156,246	13,794,015
Diebold	20,200	665,186
Imation Corporation [a]	234,500	2,173,815
Methode Electronics	1,348,318	11,689,917
Nam Tai Electronics [a]	2,038,217	11,006,372
OPTEX Company	30,000	369,632
Sato Corporation	30,000	408,399

		45,341,964

Internet Software and Services - 0.1%
United Online	520,006	4,180,848

IT Services - 1.4%
Black Box	550,175	13,803,891
iGATE Corporation	24,763	212,466
Jack Henry & Associates	705,300	16,553,391
Syntel	21,900	1,045,287
Total System Services	1,433,808	23,098,647

		54,713,682

Semiconductors and Equipment - 0.2%
Cognex Corporation	418,300	6,851,754
Maxim Integrated Products	36,000	653,040
Melco Holdings	32,000	570,378
Micrel	5,305	43,236

		8,118,408

Software - 0.2%
Fair Isaac	323,190	6,945,353

Telecommunications - 1.1%
ADTRAN	210,100	5,157,955
Atlantic Tele-Network	431,849	23,069,374
CenturyTel	15,351	515,794
Plantronics	75,844	2,033,378
Shenandoah Telecommunications	34	610
SureWest Communications [a,b]	271,400	3,370,788
USA Mobility	595,557	7,670,774

		41,818,673

Total		182,130,359

Utilities – 2.2%
ALLETE	388,367	13,037,480
Aqua America	819,766	14,460,672
ITC Holdings	250,000	11,362,500
NV Energy	90,000	1,043,100
Otter Tail	15,000	358,950
Piedmont Natural Gas	474,500	11,359,530
PNM Resources	638,900	7,462,352
Portland General Electric	45,400	895,288
SJW	400,400	9,149,140
Southern Union	82,576	1,716,755
UGI Corporation	660,076	16,541,505

Total		87,387,272

Miscellaneous [d] – 1.6%
Total		62,093,262

TOTAL COMMON STOCKS
(Cost $3,407,983,885)		3,736,782,202

PREFERRED STOCKS – 0.7%
LTC Properties Ser. F 8.00%	123,600	2,892,240
MF Global 9.75% Conv.	50,000	4,862,500
Reinsurance Group of America 5.75% Conv.	94,000	5,572,320
Urstadt Biddle Properties Ser. D 7.50%	35,900	762,875
Vornado Realty Trust Ser. F 6.75%	200,000	4,210,000
Vornado Realty Trust Ser. G 6.625%	400,000	8,436,000

TOTAL PREFERRED STOCKS
(Cost $26,839,252)		26,735,935

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.5%
Charming Shoppes 1.125% Conv. Senior Note due 5/1/14	$20,000,000	14,575,000
Encore Capital Group 3.375% Conv. Senior Note due 9/19/10	1,000,000	936,250
Leucadia National 3.75% Conv. Senior Note due 4/15/14	3,000,000	3,761,250
Mueller Industries 6.00% Sub. Deb. due 11/1/14 [b]	1,088,000	981,920

TOTAL CORPORATE BONDS
(Cost $17,336,246)		20,254,420

REPURCHASE AGREEMENT – 3.4%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $132,390,037 (collateralized by obligations of various U.S. Government Agencies, 2.00%-4.78% due 9/28/12-12/21/12, valued at $135,703,351) (Cost $132,390,000)		132,390,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $26,353,876)		26,353,876

TOTAL INVESTMENTS – 100.5%
(Cost $3,610,903,259)		3,942,516,433

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(18,228,866)

NET ASSETS – 100.0%		$3,924,287,567

SCHEDULE OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.8%

Consumer Products – 4.7%
Apparel, Shoes and Accessories - 1.3%
Anta Sports Products	234,600	$290,599
Daphne International Holdings	557,000	403,194
Movado Group	53,240	773,577
Stella International Holdings	188,200	315,688
True Religion Apparel [a,b]	14,900	386,357
Xinyu Hengdeli Holdings	298,500	82,424

		2,251,839

Food/Beverage/Tobacco - 0.3%
Sanderson Farms	13,500	508,140

Health, Beauty and Nutrition - 0.5%
NBTY [a]	10,000	395,800
NutriSystem	39,100	596,666

		992,466

Home Furnishing and Appliances - 1.4%
Ethan Allen Interiors	45,200	745,800
Hunter Douglas	19,000	765,156
Mohawk Industries [a]	20,400	972,876

		2,483,832

Sports and Recreation - 1.2%
Callaway Golf	120,000	913,200
Thor Industries	39,400	1,219,430

		2,132,630

Total		8,368,907

Consumer Services – 2.7%
Leisure and Entertainment - 0.3%
DreamWorks Animation SKG Cl. A [a]	14,700	522,879

Online Commerce - 0.1%
1-800-FLOWERS.COM Cl. A [a]	64,165	221,369

Retail Stores - 2.3%
American Eagle Outfitters	25,100	423,186
Bulgari	58,000	448,136
Cash America International	14,900	449,384
Dress Barn (The) [a]	48,800	874,984
DSW Cl. A [a,b]	18,900	301,833
EZCORP Cl. A [a,b]	36,200	494,492
Tiffany & Co.	27,800	1,071,134

		4,063,149

Total		4,807,397

Financial Intermediaries – 9.8%
Banking - 1.7%
Bank of New York Mellon (The)	27,900	808,821
Bank Sarasin & Cie Cl. B	12,342	513,307
Banque Privee Edmond de Rothschild	26	710,402
Northern Trust	16,200	942,192

		2,974,722

Insurance - 2.5%
Berkley (W.R.)	56,200	1,420,736
E-L Financial	2,000	915,332
Fidelity National Financial Cl. A	16,600	250,328
Greenlight Capital Re Cl. A [a]	13,200	248,160
Marsh & McLennan Companies	63,600	1,572,828

		4,407,384

Real Estate Investment Trusts - 0.9%
Cousins Properties	196,385	1,626,068

Securities Brokers - 4.4%
Egyptian Financial Group-Hermes Holding GDR	82,000	865,100
FBR Capital Markets [a]	165,000	978,450
HQ	30,000	593,859
Jefferies Group [a]	39,200	1,067,416
Lazard Cl. A	19,400	801,414
Mirae Asset Securities	6,300	376,423
Raymond James Financial	54,200	1,261,776
Schwab (Charles)	35,000	670,250
Stifel Financial [a]	22,000	1,207,800

		7,822,488

Securities Exchanges - 0.1%
Singapore Exchange	27,900	166,768

Other Financial Intermediaries - 0.2%
NASDAQ OMX Group (The) [a,b]	13,200	277,860

Total		17,275,290

Financial Services – 12.7%
Diversified Financial Services - 0.3%
World Acceptance [a,b]	19,000	478,990

Information and Processing - 3.5%
FactSet Research Systems	5,900	390,816
Interactive Data	28,900	757,469
MasterCard Cl. A	6,000	1,212,900
Morningstar [a]	20,000	971,200
Paychex	21,000	610,050
SEI Investments	43,600	858,048
Western Union	75,500	1,428,460

		6,228,943

Insurance Brokers - 0.6%
Aon Corporation	17,000	691,730
Gallagher (Arthur J.) & Co.	16,000	389,920

		1,081,650

Investment Management - 8.3%
Affiliated Managers Group [a]	9,450	614,345
AllianceBernstein Holding L.P.	47,500	1,295,800
Ashmore Group	353,000	1,413,753
Azimut Holding	74,000	935,065
CapMan Cl. B [a]	129,000	247,291
Cohen & Steers	74,700	1,792,800
Evercore Partners Cl. A	13,000	379,860
Federated Investors Cl. B	12,200	321,714
Invesco	50,500	1,149,380
Partners Group Holding	7,200	878,201
Schroders	50,000	873,390
SHUAA Capital [a]	292,000	159,791
SPARX Group [a]	2,100	223,885
Sprott	164,300	612,298
T. Rowe Price Group	20,700	945,990
Trust Company	48,000	237,135
Value Partners Group [a]	1,035,700	434,323
Waddell & Reed Financial Cl. A	24,460	695,887
Westwood Holdings Group	38,297	1,328,906

		14,539,814

Total		22,329,397

Health – 4.6%
Drugs and Biotech - 0.4%
Endo Pharmaceuticals Holdings [a]	17,400	393,762
WuXi PharmaTech Cayman ADR [a]	25,595	305,349

		699,111

Health Services - 1.9%
Advisory Board (The) [a]	31,600	794,424
Air Methods [a]	8,288	269,940
ICON ADR [a]	24,100	590,209
Pharmaceutical Product Development	57,700	1,265,938
Res-Care [a]	29,600	420,616

		3,341,127

Medical Products and Devices - 2.3%
Atrion Corporation	5,800	837,520
Carl Zeiss Meditec	57,000	926,695
IDEXX Laboratories [a,b]	22,200	1,110,000
Techne Corporation	10,100	631,755
Waters Corporation [a]	10,000	558,600

		4,064,570

Total		8,104,808

Industrial Products – 16.0%
Automotive - 1.2%
Gentex Corporation	40,000	566,000
Minth Group	469,000	421,795
Norstar Founders Group [a,e]	533,500	25,126
WABCO Holdings	36,900	774,900
Xinyi Glass Holdings	477,500	335,788

		2,123,609

Building Systems and Components - 2.4%
AAON	48,900	981,912
Armstrong World Industries [a]	42,800	1,474,888
Drew Industries [a]	43,900	952,191
Simpson Manufacturing	32,000	808,320

		4,217,311

Construction Materials - 0.2%
Owens Corning [a]	17,900	401,855

Industrial Components - 2.3%
Amphenol Corporation Cl. A	21,900	825,192
GrafTech International [a]	183,400	2,695,980
PerkinElmer	27,900	536,796

		4,057,968

Machinery - 3.4%
Astec Industries [a]	26,700	680,049
Chroma ATE	367,608	716,966
Franklin Electric	17,500	501,725
Hollysys Automation Technologies [a]	48,825	463,349
Jinpan International [b]	31,799	1,017,886
Lincoln Electric Holdings	28,000	1,328,600
Spirax-Sarco Engineering	48,000	801,633
Tennant Company	17,100	496,926

		6,007,134

Metal Fabrication and Distribution - 3.2%
Allegheny Technologies	21,000	734,790
Carpenter Technology	20,400	477,156
Commercial Metals	17,000	304,300
Foster (L.B.) Company Cl. A [a]	11,500	351,670
Fushi Copperweld [a]	38,146	322,715
Kennametal	31,300	770,293
Nucor Corporation	19,000	893,190
Reliance Steel & Aluminum	16,100	685,216
Schnitzer Steel Industries Cl. A	7,700	410,025
Sims Metal Management ADR	30,400	605,872

		5,555,227

Miscellaneous Manufacturing - 0.8%
China Automation Group	839,100	430,916
Raven Industries	33,000	882,090

		1,313,006

Paper and Packaging - 0.4%
Greif Cl. A	14,200	781,710

Pumps, Valves and Bearings - 0.6%
Gardner Denver [a]	21,100	735,968
Kaydon Corporation	10,500	340,410

		1,076,378

Specialty Chemicals and Materials - 1.1%
Kingboard Chemical Holdings	118,600	451,442
OM Group [a]	5,100	154,989
Rogers Corporation [a]	41,600	1,246,752

		1,853,183

Other Industrial Products - 0.4%
MTS Systems	23,400	683,514

Total		28,070,895

Industrial Services – 15.4%
Advertising and Publishing - 0.9%
Omnicom Group	32,900	1,215,326
ValueClick [a]	29,200	385,148

		1,600,474

Commercial Services - 7.5%
Acacia Research-Acacia Technologies [a]	14,060	122,463
Brink’s Company (The)	34,500	928,395
Copart [a]	27,900	926,559
Forrester Research [a]	14,200	378,288
Gartner [a]	42,600	778,302
Global Sources [a]	28,930	198,749
Grupo Aeroportuario del Centro Norte ADR [b]	67,000	842,190
Grupo Aeroportuario del Pacifico ADR [b]	29,000	817,510
Heritage-Crystal Clean [a]	96,564	1,231,191
Hewitt Associates Cl. A [a]	13,900	506,377
Manpower	26,000	1,474,460
MAXIMUS	19,500	908,700
Monster Worldwide [a]	10,700	187,036
MPS Group [a]	97,400	1,024,648
Ritchie Bros. Auctioneers [b]	44,100	1,082,214
Sotheby’s	52,900	911,467
Spherion Corporation [a]	36,900	229,149
Universal Technical Institute [a]	15,800	311,260
Waste Services [a]	80,568	372,224

		13,231,182

Engineering and Construction - 2.1%
Fluor Corporation	17,300	879,705
Integrated Electrical Services [a]	42,300	340,515
KBR	57,800	1,346,162
NVR [a]	1,600	1,019,792

		3,586,174

Food, Tobacco and Agriculture - 2.1%
Cal-Maine Foods [b]	19,300	516,661
CF Industries Holdings	9,200	793,316
Chaoda Modern Agriculture	523,528	318,168
China Green (Holdings)	554,400	471,416
Hanfeng Evergreen [a]	21,100	119,428
Intrepid Potash [a]	22,900	540,211
Origin Agritech [a]	39,000	189,930
Potash Corporation of Saskatchewan	8,900	804,026

		3,753,156

Printing - 0.4%
CSS Industries	19,057	376,757
Multi-Color Corporation	25,295	390,302

		767,059

Transportation and Logistics - 2.4%
Expeditors International of Washington	20,000	703,000
Forward Air	47,800	1,106,570
Landstar System	34,200	1,301,652
Universal Truckload Services	28,100	463,931
UTI Worldwide	43,500	629,880

		4,205,033

Total		27,143,078

Natural Resources – 9.4%
Energy Services - 5.2%
CE Franklin [a]	70,900	486,374
Ensign Energy Services	24,800	376,175
Helmerich & Payne	27,000	1,067,310
Lufkin Industries	36,600	1,946,388
Oil States International [a]	50,700	1,781,091
Pason Systems	72,700	845,389
Patterson-UTI Energy	20,900	315,590
Rowan Companies [a]	13,600	313,752
SEACOR Holdings [a]	8,000	653,040
Trican Well Service	30,800	399,869
Unit Corporation [a]	6,700	276,375
Willbros Group [a]	38,900	592,447

		9,053,800

Oil and Gas - 0.4%
Gran Tierra Energy [a,b]	80,800	336,128
St. Mary Land & Exploration	13,900	451,194

		787,322

Precious Metals and Mining - 3.3%
Agnico-Eagle Mines	14,500	983,825
Pan American Silver [a]	46,500	1,060,200
Randgold Resources ADR [b]	38,300	2,676,404
Seabridge Gold [a]	35,700	1,021,020

		5,741,449

Other Natural Resources - 0.5%
Magma Energy [a]	500,000	891,981

Total		16,474,552

Technology – 14.6%
Aerospace and Defense - 0.7%
BE Aerospace [a]	8,300	167,162
HEICO Corporation	15,400	667,744
Integral Systems [a]	51,590	355,971

		1,190,877

Components and Systems - 2.6%
AAC Acoustic Technologies Holdings	481,500	527,472
Benchmark Electronics [a]	20,000	360,000
Dionex Corporation [a]	20,000	1,299,400
Logitech International [a,b]	48,700	895,106
VTech Holdings	33,100	285,085
Western Digital [a,b]	11,200	409,136
Zebra Technologies Cl. A [a]	29,000	751,970

		4,528,169

IT Services - 2.3%
AsiaInfo Holdings [a]	29,055	580,229
Sapient Corporation [a]	99,800	802,392
SRA International Cl. A [a]	70,100	1,513,459
Syntel	18,800	897,324
Yucheng Technologies [a]	36,190	259,482

		4,052,886

Semiconductors and Equipment - 3.3%
Advanced Energy Industries [a]	83,000	1,181,920
Analog Devices	49,000	1,351,420
Cognex Corporation	50,000	819,000
Diodes [a]	45,300	819,477
Lam Research [a]	8,700	297,192
MEMC Electronic Materials [a]	17,300	287,699
Rofin-Sinar Technologies [a]	34,500	792,120
Varian Semiconductor Equipment Associates [a]	8,800	288,992

		5,837,820

Software - 4.4%
Adobe Systems [a]	20,000	660,800
American Software Cl. A	60,830	397,220
ANSYS [a]	20,000	749,400
Autodesk [a,b]	23,000	547,400
Avid Technology [a]	50,000	704,500
National Instruments	61,300	1,693,719
NCR Corporation [a,b]	92,000	1,271,440
Parametric Technology [a]	56,300	778,066
Pegasystems	13,050	450,616
SkillSoft ADR [a]	59,000	566,400

		7,819,561

Telecommunications - 1.3%
ADTRAN	32,400	795,420
Cogo Group [a]	11,600	70,992
Comtech Telecommunications [a]	22,200	737,484
Tekelec [a]	36,600	601,338

		2,205,234

Total		25,634,547

Miscellaneous [d] – 4.9%
Total		8,593,738

TOTAL COMMON STOCKS
(Cost $141,961,924)		166,802,609

PREFERRED STOCK – 0.3%
Kennedy-Wilson Conv. [e,f]
(Cost $565,000)	565	499,083

REPURCHASE AGREEMENT – 4.7%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $8,162,002 (collateralized by obligations of various U.S. Government Agencies, 4.75% due 2/21/13, valued at $8,366,550) (Cost $8,162,000)		8,162,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 4.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $8,153,182)		8,153,182

TOTAL INVESTMENTS – 104.4%
(Cost $158,842,106)		183,616,874

LIABILITIES LESS CASH AND OTHER ASSETS – (4.4)%		(7,736,452)

NET ASSETS – 100.0%		$175,880,422

SCHEDULE OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.7%

Consumer Products – 4.6%
Apparel, Shoes and Accessories - 2.6%
Bernard Chaus [a]	1,006,258	$202,258
Frederick’s of Hollywood Group [a]	705,572	1,333,531
Hanesbrands [a]	605,500	12,957,700
Jones Apparel Group	726,271	13,022,039
Liz Claiborne [a,b]	1,357,419	6,692,076
Quiksilver [a]	1,499,800	4,124,450
Warnaco Group (The) [a]	112,579	4,937,715

		43,269,769

Consumer Electronics - 0.7%
Harman International Industries [b]	319,638	10,829,335

Food/Beverage/Tobacco - 0.1%
Smart Balance [a,b]	224,700	1,379,658

Home Furnishing and Appliances - 0.9%
Furniture Brands International [a]	1,151,700	6,368,901
La-Z-Boy [a]	896,100	7,751,265

		14,120,166

Sports and Recreation - 0.2%
Steinway Musical Instruments [a]	290,200	3,444,674

Other Consumer Products - 0.1%
Dorel Industries Cl. B	57,700	1,565,401

Total		74,609,003

Consumer Services – 13.2%
Leisure and Entertainment - 0.5%
Carmike Cinemas [a,b]	187,559	1,896,221
Cinemark Holdings	555,500	5,754,980

		7,651,201

Media and Broadcasting - 0.1%
Ballantyne Strong [a,b]	520,800	1,807,176

Online Commerce - 0.5%
Alloy [a]	401,900	2,720,863
Autobytel [a]	514,211	359,948
1-800-FLOWERS.COM Cl. A [a]	1,359,878	4,691,579

		7,772,390

Restaurants and Lodgings - 1.9%
California Pizza Kitchen [a]	336,943	5,263,050
Cheesecake Factory [a]	196,745	3,643,717
Jamba [a,b]	2,102,267	3,910,217
Krispy Kreme Doughnuts [a,b]	2,020,000	7,211,400
Red Robin Gourmet Burgers [a,b]	255,200	5,211,184
Rubio’s Restaurants [a]	485,200	3,076,168
Ruby Tuesday [a,b]	368,700	3,104,454

		31,420,190

Retail Stores - 10.2%
bebe Stores	493,100	3,629,216
Brown Shoe	993,044	7,964,213
Cabela’s [a,b]	303,400	4,047,356
Collective Brands [a,b]	706,400	12,241,912
Conn’s [a,b]	318,142	3,591,823
Cost Plus [a]	1,103,440	2,239,983
dELiA*s [a,b,c]	2,027,584	4,359,306
Dillard’s Cl. A	926,700	13,066,470
Gander Mountain [a,b]	758,568	3,899,040
Genesco [a,b]	349,190	8,405,003
Group 1 Automotive [a,b]	218,390	5,863,772
Lithia Motors Cl. A [a,b]	417,050	6,501,809
MarineMax [a,c]	1,305,000	10,192,050
New York & Company [a]	1,310,014	6,707,272
Pacific Sunwear of California [a]	616,600	3,175,490
Penske Automotive Group [a,b]	625,356	11,994,328
Pep Boys-Manny, Moe & Jack (The)	472,500	4,616,325
Pier 1 Imports [a,b]	625,200	2,419,524
Rent-A-Center [a]	432,700	8,169,376
REX Stores [a,c]	657,500	7,166,750
Saks [a]	1,386,850	9,458,317
Talbots (The) [a,b]	686,400	6,335,472
Tween Brands [a,b]	648,700	5,442,593
West Marine [a]	901,163	7,083,141
Zumiez [a,b]	502,835	8,251,522

		166,822,063

Total		215,473,020

Financial Intermediaries – 3.8%
Banking - 2.0%
Boston Private Financial Holdings	959,830	6,248,493
Cascade Financial [b]	391,312	665,230
First BanCorp of Puerto Rico [b]	675,404	2,059,982
Guaranty Bancorp [a,b]	768,101	1,136,790
Old National Bancorp	258,300	2,892,960
Pacific Mercantile Bancorp [a]	132,700	461,796
SPDR KBW Regional Banking ETF	240,400	5,125,328
Sterling Bancorp	401,000	2,895,220
Superior Bancorp [a,b]	143,400	349,896
SVB Financial Group [a,b]	94,700	4,097,669
Texas Capital Bancshares [a]	220,200	3,708,168
Umpqua Holdings	319,400	3,385,640

		33,027,172

Insurance - 1.3%
Ambac Financial Group [a,b]	585,500	983,640
Fidelity National Financial Cl. A	411,100	6,199,388
Hilltop Holdings [a]	360,100	4,414,826
MBIA [a,b]	561,000	4,353,360
Meadowbrook Insurance Group	716,000	5,298,400

		21,249,614

Real Estate Investment Trusts - 0.5%
RAIT Financial Trust [a,b]	935,900	2,751,546
Walter Investment Management	340,453	5,454,057

		8,205,603

Total		62,482,389

Financial Services – 0.6%
Diversified Financial Services - 0.0%
Advanta Corporation Cl. B	688,047	385,306

Investment Management - 0.6%
Evercore Partners Cl. A	311,400	9,099,108

Total		9,484,414

Health – 3.7%
Commercial Services - 0.3%
Greatbatch [a,b]	148,242	3,330,998
PAREXEL International [a,b]	153,045	2,079,881

		5,410,879

Drugs and Biotech - 0.6%
Cambrex Corporation [a,c]	1,560,908	9,833,721

Health Services - 1.9%
Albany Molecular Research [a,b]	529,959	4,589,445
Allion Healthcare [a]	940,664	5,502,884
AMICAS [a,b]	541,484	1,949,343
Brookdale Senior Living [a,b]	357,700	6,485,101
Eclipsys Corporation [a,b]	148,400	2,864,120
Kindred Healthcare [a]	407,700	6,616,971
QuadraMed [a]	368,687	2,580,809

		30,588,673

Medical Products and Devices - 0.8%
AngioDynamics [a]	405,469	5,587,363
Del Global Technologies [a]	753,148	369,042
Digirad Corporation [a]	823,802	2,347,836
HealthTronics [a]	71,223	175,208
Home Diagnostics [a]	586,343	3,963,679

		12,443,128

Personal Care - 0.1%
Elizabeth Arden [a,b]	160,340	1,887,202

Total		60,163,603

Industrial Products – 22.4%
Automotive - 0.9%
ArvinMeritor [a]	1,106,805	8,655,215
Cooper Tire & Rubber	358,968	6,310,658

		14,965,873

Building Systems and Components - 0.3%
NCI Building Systems [a,b]	549,300	1,757,760
PGT [a]	873,781	2,507,751

		4,265,511

Construction Materials - 1.2%
Louisiana-Pacific Corporation [a,b]	1,467,400	9,787,558
Trex Company [a,b]	552,540	10,056,228

		19,843,786

Industrial Components - 2.4%
CTS Corporation	989,364	9,201,085
Gerber Scientific [a,b,c]	1,234,900	7,384,702
GrafTech International [a]	545,260	8,015,322
Hawk Corporation Cl. A [a]	187,700	2,575,244
Magnetek [a]	981,213	1,530,692
Mueller Water Products Cl. A	536,075	2,937,691
Planar Systems [a,c]	1,292,574	3,464,099
Zygo Corporation [a,b]	584,650	3,963,927

		39,072,762

Machinery - 2.2%
Astec Industries [a]	246,333	6,274,101
Baldor Electric	275,900	7,543,106
EnPro Industries [a]	303,200	6,931,152
Flow International [a]	1,470,796	3,809,362
Hardinge	488,240	3,027,088
Hurco Companies [a,b]	220,595	3,767,762
Thermadyne Holdings [a,c]	758,971	5,244,490

		36,597,061

Metal Fabrication and Distribution - 3.9%
Carpenter Technology	342,581	8,012,970
Commercial Metals	202,490	3,624,571
Haynes International [a,b]	314,454	10,005,926
Insteel Industries	614,300	7,340,885
Ladish Company [a]	456,459	6,906,225
NN [a,b]	753,750	3,497,400
Northwest Pipe [a]	96,120	3,222,904
RTI International Metals [a]	231,000	5,754,210
Timken Company (The)	455,000	10,660,650
Trinity Industries	233,150	4,007,848

		63,033,589

Miscellaneous Manufacturing - 1.9%
Barnes Group	411,600	7,034,244
Crane Company	388,300	10,022,023
Flanders Corporation [a,b]	1,181,720	6,097,675
Griffon Corporation [a]	816,127	8,218,399

		31,372,341

Paper and Packaging - 1.3%
Albany International Cl. A	412,000	7,992,800
Graphic Packaging Holding Company [a]	1,589,900	3,672,669
Temple-Inland	554,500	9,104,890

		20,770,359

Pumps, Valves and Bearings - 0.6%
CIRCOR International	115,300	3,258,378
Gardner Denver [a]	171,100	5,967,968

		9,226,346

Specialty Chemicals and Materials - 7.0%
Aceto Corporation	491,645	3,244,857
Calgon Carbon [a]	167,788	2,488,296
Cytec Industries	281,813	9,150,468
Ferro Corporation [b]	1,492,200	13,280,580
H.B. Fuller Company	426,100	8,905,490
Lydall [a,c]	869,600	4,574,096
Material Sciences [a,c]	970,950	1,893,352
OMGroup [a]	195,380	5,937,598
Park Electrochemical	393,600	9,702,240
Penford Corporation [b]	253,612	1,818,398
PolyOne Corporation [a]	1,489,750	9,936,633
Quaker Chemical	370,200	8,118,486
Rockwood Holdings [a]	611,000	12,568,270
Solutia [a]	1,010,300	11,699,274
Spartech Corporation [b]	1,077,617	11,605,935

		114,923,973

Textiles - 0.7%
Dixie Group [a,c]	659,244	2,030,472
Interface Cl. A	501,100	4,159,130
Unifi [a]	1,718,600	5,499,520

		11,689,122

Total		365,760,723

Industrial Services – 7.2%
Advertising and Publishing - 2.1%
Harris Interactive [a]	1,390,419	1,418,228
Martha Stewart Living Omnimedia Cl. A [a]	462,050	2,892,433
McClatchy Company (The) Cl. A [b]	1,124,900	2,879,744
MDC Partners Cl. A [a]	380,173	2,828,487
Media General Cl. A [a]	953,800	8,154,990
Scholastic Corporation	392,000	9,541,280
ValueClick [a]	554,491	7,313,736

		35,028,898

Commercial Services - 2.2%
Access Integrated Technologies Cl. A [a]	1,240,600	1,587,968
Furmanite Corporation [a,b]	932,899	4,020,795
Kansas City Southern [a,b]	115,000	3,046,350
Rentrak Corporation [a]	266,300	4,756,118
TRC Companies [a,c]	1,751,647	6,043,182
United Rentals [a,b]	834,540	8,595,762
Volt Information Sciences [a,b]	619,079	7,565,145

		35,615,320

Engineering and Construction - 1.7%
Champion Enterprises [a,b]	1,070,500	492,430
Comstock Homebuilding Cl. A [a]	461,551	484,629
Great Lakes Dredge & Dock	457,800	3,195,444
Hovnanian Enterprises Cl. A [a,b]	1,194,532	4,587,003
iShares Dow Jones US Home Construction Index Fund	279,400	3,439,414
M.D.C. Holdings	222,600	7,733,124
Standard Pacific [a,b]	168,500	621,765
Toll Brothers [a,b]	362,884	7,090,753

		27,644,562

Printing - 0.4%
Bowne & Co.	783,086	6,029,762

Transportation and Logistics - 0.8%
Atlas Air Worldwide Holdings [a,b]	95,600	3,056,332
Overseas Shipholding Group	190,900	7,133,933
YRC Worldwide [a,b]	649,149	2,888,713

		13,078,978

Total		117,397,520

Natural Resources – 3.2%
Energy Services - 1.4%
Allis-Chalmers Energy [a,b]	912,866	3,980,096
Matrix Service [a]	543,800	5,911,106
Newpark Resources [a,b]	1,526,600	4,900,386
Rowan Companies [a]	115,400	2,662,278
StealthGas	854,434	5,365,845

		22,819,711

Oil and Gas - 1.2%
Goodrich Petroleum [a,b]	219,400	5,662,714
Pengrowth Energy Trust	231,500	2,433,065
Stone Energy [a]	461,200	7,522,172
Swift Energy [a,b]	164,300	3,890,624

		19,508,575

Precious Metals and Mining - 0.6%
Century Aluminum [a,b]	1,026,500	9,597,775

Total		51,926,061

Technology – 31.5%
Aerospace and Defense - 2.1%
BE Aerospace [a]	241,762	4,869,087
CPI Aerostructures [a]	278,400	2,032,320
GenCorp [a]	601,142	3,222,121
Hexcel Corporation [a]	718,100	8,215,064
Kaman Corporation	367,813	8,084,530
Mercury Computer Systems [a,b]	736,500	7,261,890

		33,685,012

Components and Systems - 5.4%
Analogic Corporation	27,337	1,012,016
Benchmark Electronics [a]	545,050	9,810,900
Cray [a,b]	831,368	6,925,295
Data I/O Corporation [a]	259,200	992,736
Dot Hill Systems [a,b]	2,246,461	3,908,842
Evans & Sutherland Computer [a,c]	766,730	176,348
Hypercom Corporation [a]	1,707,116	5,292,059
Interlink Electronics [a,c]	792,875	404,366
Intermec [a,b]	686,850	9,684,585
Interphase Corporation [a,c]	433,100	2,057,225
Keithley Instruments	351,000	1,944,540
KEMET Corporation [a,b]	2,183,200	3,340,296
Maxwell Technologies [a]	749,411	13,811,645
Merix Corporation [a,c]	1,662,167	5,003,123
Network Engines [a,b]	1,008,146	1,119,042
Newport Corporation [a]	893,787	7,829,574
Perceptron [a]	382,813	1,669,065
SCM Microsystems [a,b]	907,420	2,350,218
SigmaTron International [a,c]	329,572	1,048,039
Vishay Intertechnology [a,b]	1,263,700	9,983,230

		88,363,144

Distribution - 0.8%
Bell Microproducts [a,b]	1,173,870	4,049,851
Ingram Micro Cl. A [a,b]	518,900	8,743,465

		12,793,316

Internet Software and Services - 1.5%
EarthLink	1,221,600	10,273,656
InfoSpace [a]	921,121	7,129,477
Lionbridge Technologies [a]	886,110	2,303,886
LookSmart [a]	240,958	279,511
Support.com [a,b]	1,573,600	3,776,640
WebMediaBrands [a]	1,235,382	889,475

		24,652,645

Semiconductors and Equipment - 13.1%
Actel Corporation [a,b]	666,763	8,114,506
Advanced Energy Industries [a]	671,756	9,565,805
ANADIGICS [a]	1,282,630	6,041,187
AXT [a,b,c]	1,755,452	3,370,468
Brooks Automation [a]	858,200	6,633,886
BTU International [a,c]	600,455	3,698,803
Cascade Microtech [a,b]	347,372	1,768,123
Cohu	455,600	6,177,936
Fairchild Semiconductor International [a]	1,038,600	10,624,878
FEI Company [a]	368,600	9,085,990
GSI Group [a]	640,476	480,293
Ikanos Communications [a,c]	1,491,821	3,475,943
International Rectifier [a,b]	466,802	9,097,971
Intevac [a,b]	430,908	5,791,403
Kulicke & Soffa Industries [a]	1,257,500	7,582,725
LeCroy Corporation [a,c]	829,536	3,359,621
LTX-Credence Corporation [a,b]	776,783	1,281,692
MEMC Electronic Materials [a]	447,400	7,440,262
Mentor Graphics [a,b]	946,600	8,812,846
Microsemi [a]	319,300	5,041,747
Nanometrics [a,b,c]	1,484,936	9,756,030
Novellus Systems [a]	438,601	9,201,849
Pericom Semiconductor [a]	818,092	8,025,483
PLX Technology [a]	1,239,512	4,177,155
Rudolph Technologies [a,b]	47,550	351,870
Sanmina-SCI Corporation [a]	576,400	4,957,040
Sigma Designs [a]	124,434	1,808,026
Silicon Storage Technology [a]	1,500,267	3,630,646
Standard Microsystems [a]	281,200	6,526,652
SunPower Corporation Cl. B [a,b]	173,168	4,369,029
TranSwitch Corporation [a]	950,222	665,155
TriQuint Semiconductor [a]	974,672	7,524,468
TTM Technologies [a]	513,300	5,887,551
Ultra Clean Holdings [a]	494,100	2,549,556
Varian Semiconductor Equipment Associates [a]	192,900	6,334,836
Veeco Instruments [a]	615,600	14,355,792
White Electronic Designs [a]	572,767	2,646,184
Zoran Corporation [a]	325,900	3,754,368

		213,967,775

Software - 1.9%
Aspen Technology [a]	644,435	6,624,792
Avid Technology [a]	336,028	4,734,635
Bottomline Technologies [a]	1,078,798	13,916,494
Concurrent Computer [a,b,c]	452,287	2,080,520
Epicor Software [a,b]	501,285	3,193,185
TeleCommunication Systems Cl. A [a]	29,050	242,858

		30,792,484

Telecommunications - 6.7%
ADC Telecommunications [a,b]	900,145	7,507,209
ClearOne Communications [a,c]	699,862	1,903,625
General Communication Cl. A [a]	739,005	5,069,574
Globecomm Systems [a,b]	625,653	4,548,497
Harmonic [a]	933,100	6,233,108
Harris Stratex Networks Cl. A [a,b]	1,484,438	10,391,066
Loral Space & Communications [a,b]	350,509	9,631,988
MasTec [a]	682,700	8,294,805
Network Equipment Technologies [a,b,c]	1,679,887	12,145,583
Oplink Communications [a]	779,667	11,320,765
Opnext [a]	290,899	852,334
Optical Cable [a]	307,365	931,316
Powerwave Technologies [a,b]	1,705,150	2,728,240
Symmetricom [a]	1,199,404	6,212,913
Tekelec [a,b]	513,150	8,431,055
Tollgrade Communications [a]	623,388	4,039,554
UTStarcom [a]	2,387,002	4,988,834
Veraz Networks [a,b]	402,567	374,387
Westell Technologies Cl. A [a]	2,396,109	3,186,825

		108,791,678

Total		513,046,054

Miscellaneous [d] – 4.5%
Total		74,356,737

TOTAL COMMON STOCKS
(Cost $1,697,353,206)		1,544,699,524

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.3%
ADC Telecommunications 3.50% Conv. Sub. Note due 7/15/15	$1,467,000	1,125,923
Century Aluminum 7.50% Senior Note due 8/15/14	1,468,000	1,244,130
Mentor Graphics 6.25% Conv. Sub. Deb. due 3/1/26	692,000	666,050
Powerwave Technologies 3.875% Conv. Sub. Note due 10/1/27	3,694,000	2,207,165
Trex Company 6.00% Conv. Senior Sub. Note due 7/1/12	550	580

TOTAL CORPORATE BONDS
(Cost $3,530,504)		5,243,848

REPURCHASE AGREEMENT – 4.5%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $72,452,020 (collateralized by obligations of various U.S. Government Agencies, 3.625%-4.25% due 10/18/13-11/25/13, valued at $74,267,794) (Cost $72,452,000)		72,452,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 6.4%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $104,781,372)		104,781,372

TOTAL INVESTMENTS – 105.9%
(Cost $1,878,117,082)		1,727,176,744

LIABILITIES LESS CASH AND OTHER ASSETS – (5.9)%		(96,450,941)

NET ASSETS – 100.0%		$1,630,725,803

SCHEDULE OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 79.3%

Consumer Products – 13.9%
Apparel, Shoes and Accessories - 4.1%
Deckers Outdoor [a]	133,098	$11,293,365
K-Swiss Cl. A [a]	498,300	4,380,057
Movado Group [b]	805,500	11,703,915
Volcom [a,b]	351,400	5,791,072
Wolverine World Wide	312,500	7,762,500

		40,930,909

Food/Beverage/Tobacco - 3.2%
Lancaster Colony	462,200	23,696,994
National Beverage [a]	731,767	8,422,638

		32,119,632

Home Furnishing and Appliances - 5.9%
Hooker Furniture	389,932	5,264,082
Koss Corporation [c]	225,131	2,622,776
National Presto Industries [c]	499,000	43,168,490
Universal Electronics [a]	430,970	8,800,408

		59,855,756

Sports and Recreation - 0.7%
Hasbro	264,000	7,326,000

Total		140,232,297

Consumer Services – 9.5%
Leisure and Entertainment - 0.4%
Bowl America Cl. A [c]	296,510	3,783,468

Restaurants and Lodgings - 1.3%
Frisch’s Restaurants [c]	489,937	12,679,569

Retail Stores - 7.8%
American Eagle Outfitters	666,800	11,242,248
Arden Group Cl. A	116,000	13,862,000
Barnes & Noble	259,700	5,770,534
Bed Bath & Beyond [a]	131,900	4,951,526
Buckle (The) [b]	369,100	12,601,074
Gymboree Corporation [a]	469,500	22,714,410
Tiffany & Co.	199,500	7,686,735

		78,828,527

Total		95,291,564

Financial Services – 1.1%
Information and Processing - 1.1%
Interactive Data	427,774	11,211,957

Total		11,211,957

Health – 9.1%
Commercial Services - 0.3%
Owens & Minor	59,200	2,678,800

Health Services - 1.0%
Pharmaceutical Product Development	371,900	8,159,486
Psychemedics Corporation [c]	331,572	2,055,746

		10,215,232

Medical Products and Devices - 7.8%
Atrion Corporation [c]	124,700	18,006,680
Bio-Rad Laboratories Cl. A [a]	314,500	28,896,260
Mesa Laboratories [c]	214,111	4,901,001
Schein (Henry) [a]	186,771	10,255,596
STERIS Corporation	429,600	13,081,320
Utah Medical Products	128,942	3,780,579

		78,921,436

Total		91,815,468

Industrial Products – 23.6%
Automotive - 1.5%
Dorman Products [a,b,c]	982,010	14,749,790

Industrial Components - 2.5%
Hubbell Cl. B	609,300	25,590,600

Machinery - 6.7%
Ampco-Pittsburgh	488,000	12,975,920
Columbus McKinnon [a]	245,684	3,722,113
Hurco Companies [a]	303,400	5,182,072
K-Tron International [a,b]	127,599	12,148,701
Nordson Corporation	135,800	7,617,022
Regal-Beloit	321,000	14,672,910
Wabtec Corporation	305,100	11,450,403

		67,769,141

Metal Fabrication and Distribution - 3.1%
Carpenter Technology	365,000	8,537,350
Central Steel & Wire	2,026	1,316,900
Foster (L.B.) Company Cl. A [a]	384,399	11,754,922
Insteel Industries	767,000	9,165,650

		30,774,822

Miscellaneous Manufacturing - 2.7%
Carlisle Companies	386,000	13,089,260
Met-Pro Corporation	566,970	5,493,939
Standex International	456,500	9,052,395

		27,635,594

Pumps, Valves and Bearings - 1.0%
IDEX Corporation	139,000	3,885,050
Kaydon Corporation	184,000	5,965,280

		9,850,330

Specialty Chemicals and Materials - 6.1%
Hawkins	338,512	7,907,640
Lubrizol Corporation (The)	321,000	22,938,660
Park Electrochemical	910,000	22,431,500
Schulman (A.)	428,400	8,538,012

		61,815,812

Total		238,186,089

Industrial Services – 10.1%
Advertising and Publishing - 1.5%
Meredith Corporation	508,500	15,224,490

Commercial Services - 3.2%
Cintas Corporation	359,900	10,908,569
MPS Group [a]	663,400	6,978,968
Watson Wyatt Worldwide Cl. A	323,100	14,074,236

		31,961,773

Industrial Distribution - 3.8%
Applied Industrial Technologies	589,600	12,475,936
Lawson Products [c]	582,700	10,144,807
Watsco	289,500	15,606,945

		38,227,688

Printing - 1.1%
CSS Industries [c]	572,000	11,308,440

Transportation and Logistics - 0.5%
Arkansas Best	157,000	4,700,580

Total		101,422,971

Natural Resources – 1.4%
Energy Services - 1.4%
Lufkin Industries	155,524	8,270,766
RPC	551,500	5,779,720

Total		14,050,486

Technology – 9.8%
Components and Systems - 3.7%
AVX Corporation	784,000	9,353,120
Rimage Corporation [a]	298,500	5,101,365
Thomas & Betts [a]	567,000	17,055,360
Zebra Technologies Cl. A [a]	224,500	5,821,285

		37,331,130

Internet Software and Services - 1.0%
Computer Services	283,465	9,949,621

IT Services - 1.1%
Sykes Enterprises [a]	512,385	10,667,856

Semiconductors and Equipment - 2.2%
Advanced Energy Industries [a]	409,000	5,824,160
MKS Instruments [a]	261,700	5,048,193
Rofin-Sinar Technologies [a]	495,000	11,365,200

		22,237,553

Software - 0.5%
Versant Corporation [a,c]	253,280	4,533,712

Telecommunications - 1.3%
Plantronics	504,700	13,531,007

Total		98,250,879

Miscellaneous [d] – 0.8%
Total		8,566,927

TOTAL COMMON STOCKS
(Cost $627,857,577)		799,028,638

REPURCHASE AGREEMENT – 19.4%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $195,861,054 (collateralized by obligations of various U.S. Government Agencies, 7.00% due 3/15/10, valued at $200,759,419) (Cost $195,861,000)		195,861,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $7,838,892)		7,838,892

TOTAL INVESTMENTS – 99.5%
(Cost $831,557,469)		1,002,728,530

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		4,564,711

NET ASSETS – 100.0%		$1,007,293,241

SCHEDULE OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.1%

Consumer Products – 6.3%
Apparel, Shoes and Accessories - 4.4%
Coach	596,095	$19,623,447
Fossil [a]	714,904	20,339,019
Polo Ralph Lauren	248,740	19,058,459

		59,020,925

Health, Beauty and Nutrition - 1.9%
NBTY [a,b]	642,582	25,433,396

Total		84,454,321

Consumer Services – 7.8%
Leisure and Entertainment - 1.1%
International Speedway Cl. A	518,795	14,303,178

Retail Stores - 6.7%
American Eagle Outfitters	1,278,355	21,553,065
Buckle (The) [b]	1,183,612	40,408,514
Dress Barn (The) [a,b]	1,212,352	21,737,472
GameStop Corporation Cl. A [a]	225,000	5,955,750

		89,654,801

Total		103,957,979

Financial Intermediaries – 12.7%
Insurance - 9.8%
Allied World Assurance Company Holdings	413,452	19,816,754
Arch Capital Group [a]	288,131	19,460,368
Aspen Insurance Holdings	802,600	21,244,822
Max Capital Group	766,897	16,388,589
PartnerRe	459,805	35,377,397
Validus Holdings	742,129	19,146,928

		131,434,858

Securities Brokers - 2.9%
Knight Capital Group Cl. A [a]	1,798,000	39,106,500

Total		170,541,358

Financial Services – 2.8%
Investment Management - 2.8%
Federated Investors Cl. B	1,442,211	38,031,104

Total		38,031,104

Health – 2.8%
Health Services - 1.6%
Pharmaceutical Product Development	1,013,680	22,240,139

Medical Products and Devices - 1.2%
Patterson Companies [a,b]	575,729	15,688,615

Total		37,928,754

Industrial Products – 12.5%
Building Systems and Components - 0.9%
Simpson Manufacturing	492,200	12,432,972

Machinery - 1.7%
Lincoln Electric Holdings	466,535	22,137,086

Metal Fabrication and Distribution - 6.2%
Reliance Steel & Aluminum	907,600	38,627,456
Schnitzer Steel Industries Cl. A	414,200	22,056,150
Sims Metal Management ADR	1,148,638	22,892,355

		83,575,961

Pumps, Valves and Bearings - 3.7%
Gardner Denver [a]	865,000	30,171,200
Pfeiffer Vacuum Technology	236,000	19,374,155

		49,545,355

Total		167,691,374

Industrial Services – 6.5%
Commercial Services - 2.4%
Korn/Ferry International [a]	125,862	1,836,327
ManTech International Cl. A [a]	461,390	21,759,152
MAXIMUS	140,337	6,539,704
Resources Connection [a]	43,130	735,798
TrueBlue [a]	107,036	1,505,996

		32,376,977

Food, Tobacco and Agriculture - 3.6%
CF Industries Holdings	164,300	14,167,589
Hormel Foods	594,744	21,125,307
Terra Industries	374,200	12,973,514

		48,266,410

Industrial Distribution - 0.5%
Applied Industrial Technologies	232,000	4,909,120
MSC Industrial Direct Cl. A	41,300	1,799,854

		6,708,974

Total		87,352,361

Natural Resources – 26.7%
Energy Services - 11.9%
Ensign Energy Services	1,182,700	17,939,614
Helmerich & Payne	353,292	13,965,633
Major Drilling Group International	808,100	16,416,359
Oil States International [a]	989,709	34,768,477
Rowan Companies [a]	981,017	22,632,062
Tesco Corporation [a]	578,700	4,618,026
Trican Well Service	1,136,800	14,758,810
Unit Corporation [a]	845,475	34,875,844

		159,974,825

Oil and Gas - 2.5%
Cimarex Energy	272,038	11,784,686
Energen Corporation	507,266	21,863,165

		33,647,851

Precious Metals and Mining - 11.4%
Agnico-Eagle Mines	277,600	18,835,160
Fresnillo	1,379,700	17,022,363
Gammon Gold [a]	580,100	4,936,651
Ivanhoe Mines [a]	1,486,600	19,013,614
Pan American Silver [a]	875,430	19,959,804
Randgold Resources ADR	296,300	20,705,444
Red Back Mining [a]	468,900	5,268,638
Seabridge Gold [a]	750,900	21,475,740
Silver Standard Resources [a]	1,244,701	26,586,813

		153,804,227

Real Estate - 0.9%
PICO Holdings [a]	347,222	11,579,854

Total		359,006,757

Technology – 12.9%
Aerospace and Defense - 0.6%
Ceradyne [a]	430,000	7,881,900

Components and Systems - 0.9%
Teradata Corporation [a]	456,100	12,551,872

IT Services - 1.7%
Total System Services	1,364,300	21,978,873

Semiconductors and Equipment - 6.7%
Advanced Energy Industries [a]	695,530	9,904,347
Cabot Microelectronics [a]	232,200	8,094,492
Lam Research [a]	468,200	15,993,712
MKS Instruments [a]	777,200	14,992,188
Novellus Systems [a]	701,131	14,709,729
Rofin-Sinar Technologies [a]	401,521	9,218,922
Varian Semiconductor Equipment Associates [a]	400,482	13,151,829
Verigy [a,b]	324,844	3,774,687

		89,839,906

Telecommunications - 3.0%
Comtech Telecommunications [a]	1,023,210	33,991,036
NETGEAR [a]	349,638	6,415,857

		40,406,893

Total		172,659,444

Miscellaneous [d] – 1.1%
Total		14,958,800

TOTAL COMMON STOCKS
(Cost $1,145,575,232)		1,236,582,252

REPURCHASE AGREEMENT – 7.8%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $104,297,029 (collateralized by obligations of various U.S. Government Agencies, due 12/31/09, valued at $106,906,520) (Cost $104,297,000)		104,297,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $8,010,775)		8,010,775

TOTAL INVESTMENTS – 100.5%
(Cost $1,257,883,007)		1,348,890,027

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(6,168,600)

NET ASSETS – 100.0%		$1,342,721,427

SCHEDULE OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.9%

Consumer Products – 4.6%
Apparel, Shoes and Accessories - 2.6%
Coach	1,030,500	$33,924,060
Gildan Activewear [a,b]	2,393,800	47,205,736

		81,129,796

Food/Beverage/Tobacco - 0.9%
Heckmann Corporation [a,b]	2,550,000	11,679,000
Heckmann Corporation (Warrants) [a]	2,000,000	1,120,000
Sanderson Farms	397,771	14,972,101

		27,771,101

Health, Beauty and Nutrition - 1.1%
Inter Parfums	1,255,304	15,327,262
NutriSystem	1,108,874	16,921,417

		32,248,679

Total		141,149,576

Consumer Services – 7.9%
Leisure and Entertainment - 1.1%
DreamWorks Animation SKG Cl. A [a]	955,548	33,988,843

Online Commerce - 1.0%
Liquidity Services [a,b,c]	1,698,723	17,530,821
LoopNet [a,b]	1,582,000	14,301,280

		31,832,101

Restaurants and Lodgings - 0.9%
Chipotle Mexican Grill Cl. A [a,b]	243,000	23,583,150
Cosi [a,c]	3,997,600	2,518,088

		26,101,238

Retail Stores - 4.9%
A.C. Moore Arts & Crafts [a,c]	1,883,100	6,779,160
Casual Male Retail Group [a,c]	4,088,734	14,065,245
Christopher & Banks [c]	2,253,900	15,258,903
Men’s Wearhouse (The)	1,737,973	42,927,933
Monro Muffler Brake	773,572	24,591,854
O’Reilly Automotive [a]	706,000	25,514,840
Tractor Supply [a,b]	437,500	21,183,750

		150,321,685

Total		242,243,867

Financial Intermediaries – 12.3%
Banking - 4.8%
Bancorp (The) [a,c]	1,317,170	7,534,213
Enterprise Financial Services	524,800	4,854,400
Fifth Third Bancorp	2,550,000	25,831,500
Marshall & Ilsley	4,669,000	37,678,830
Northern Trust	392,000	22,798,720
SVB Financial Group [a,b]	350,000	15,144,500
Synovus Financial	6,357,000	23,838,750
Umpqua Holdings	912,300	9,670,380

		147,351,293

Insurance - 1.8%
Berkley (W.R.)	507,100	12,819,488
Hanover Insurance Group	634,200	26,211,486
White Mountains Insurance Group	46,000	14,122,460

		53,153,434

Securities Brokers - 4.6%
Duff & Phelps Cl. A	1,106,000	21,190,960
KBW [a,b]	478,900	15,430,158
Knight Capital Group Cl. A [a]	2,658,700	57,826,725
Raymond James Financial	1,240,000	28,867,200
TradeStation Group [a,c]	2,190,000	17,848,500

		141,163,543

Securities Exchanges - 1.1%
Market Axess Holdings [a]	630,000	7,591,500
TMX Group	781,700	26,218,509

		33,810,009

Total		375,478,279

Financial Services – 3.7%
Information and Processing - 1.7%
Morningstar [a]	777,000	37,731,120
SEI Investments	736,400	14,492,352

		52,223,472

Insurance Brokers - 0.9%
Brown & Brown	1,435,100	27,496,516

Investment Management - 1.1%
T. Rowe Price Group	601,600	27,493,120
U.S. Global Investors Cl. A	500,000	6,165,000

		33,658,120

Total		113,378,108

Health – 5.8%
Drugs and Biotech - 3.0%
Cypress Bioscience [a,c]	2,259,200	18,457,664
Dyax Corporation [a,b]	3,238,554	11,626,409
Exelixis [a,b]	1,312,400	8,373,112
Forest Laboratories [a,b]	873,000	25,701,120
Genomic Health [a,b]	966,969	21,137,942
Rigel Pharmaceuticals [a]	23,000	188,600
Theratechnologies [a,c]	3,219,600	7,788,506

		93,273,353

Medical Products and Devices - 2.8%
Affymetrix [a]	2,660,464	23,358,874
Caliper Life Sciences [a,c]	2,965,500	8,362,710
Cerus Corporation [a,b,c]	2,884,500	6,317,055
Health Tronics [a,c]	2,518,718	6,196,046
Shamir Optical Industry [a,c]	1,257,200	9,843,876
Zimmer Holdings [a]	588,000	31,428,600

		85,507,161

Total		178,780,514

Industrial Products – 7.7%
Industrial Components - 2.8%
CLARCOR	665,300	20,863,808
FARO Technologies [a,b,c]	1,584,700	27,225,146
Littelfuse [a,c]	1,499,395	39,344,125

		87,433,079

Machinery - 0.9%
Tennant Company	913,700	26,552,122

Metal Fabrication and Distribution - 2.6%
Kennametal	2,110,500	51,939,405
Sims Metal Management	504,387	10,158,668
Sims Metal Management ADR	850,125	16,942,991

		79,041,064

Pumps, Valves and Bearings - 0.7%
IDEX Corporation	762,400	21,309,080

Specialty Chemicals and Materials - 0.7%
Symyx Technologies [a,c]	3,132,577	20,737,660

Total		235,073,005

Industrial Services – 13.1%
Commercial Services - 6.3%
Cintas Corporation	1,063,700	32,240,747
Copart [a]	823,637	27,352,985
Monster Worldwide [a,b]	877,000	15,329,960
MPS Group [a]	1,772,900	18,650,908
Resources Connection [a]	778,900	13,288,034
Ritchie Bros. Auctioneers	1,075,600	26,395,224
Robert Half International	405,800	10,153,116
TrueBlue [a]	1,195,200	16,816,464
UniFirst Corporation	284,400	12,641,580
Watson Wyatt Worldwide Cl. A	491,723	21,419,454

		194,288,472

Food, Tobacco and Agriculture - 0.6%
Corn Products International	672,200	19,171,144

Industrial Distribution - 3.8%
Grainger (W.W.)	525,600	46,967,616
Houston Wire & Cable	517,412	5,717,403
MSC Industrial Direct Cl. A	771,300	33,613,254
Watsco	536,100	28,901,151

		115,199,424

Transportation and Logistics - 2.4%
Celadon Group [a,c]	1,894,200	21,423,402
Heartland Express	905,000	13,032,000
Knight Transportation	450,100	7,552,678
Universal Truckload Services	596,922	9,855,182
Werner Enterprises	1,183,900	22,056,057

		73,919,319

Total		402,578,359

Natural Resources – 13.9%
Energy Services - 5.2%
Calfrac Well Services	860,200	15,265,306
CARBO Ceramics	225,400	11,619,370
Clean Energy Fuels [a,b]	1,227,000	17,681,070
Ensign Energy Services	1,731,700	26,267,042
Pason Systems	1,491,000	17,338,019
Patterson-UTI Energy	797,000	12,034,700
Tesco Corporation [a]	757,700	6,046,446
Trican Well Service	1,553,800	20,172,624
Unit Corporation [a]	755,400	31,160,250

		157,584,827

Oil and Gas - 1.7%
Bill Barrett [a,b]	768,200	25,189,278
Comstock Resources [a,b]	700,000	28,056,000

		53,245,278

Precious Metals and Mining - 6.3%
Agnico-Eagle Mines	376,100	25,518,385
Alamos Gold [a]	2,881,600	25,353,451
Allied Nevada Gold [a,b]	1,815,000	17,768,850
Fronteer Development Group [a]	3,306,000	14,149,680
Gabriel Resources [a]	5,877,300	11,857,253
Gammon Gold [a]	3,376,200	28,731,462
Hecla Mining [a,b]	3,699,900	16,242,561
Ivanhoe Mines [a]	1,765,900	22,585,861
Silver Standard Resources [a]	1,447,900	30,927,144

		193,134,647

Real Estate - 0.7%
PICO Holdings [a]	647,222	21,584,853

Total		425,549,605

Technology – 19.1%
Aerospace and Defense - 1.6%
FLIR Systems [a,b]	913,000	25,536,610
Mercury Computer Systems [a,c]	2,198,749	21,679,665

		47,216,275

Components and Systems - 3.0%
Brocade Communications Systems [a]	2,503,100	19,674,366
Checkpoint Systems [a]	964,700	15,859,668
Dionex Corporation [a]	334,300	21,719,471
RADVision [a,c]	1,741,600	15,430,576
Trimble Navigation [a]	856,000	20,466,960

		93,151,041

IT Services - 1.7%
SRA International Cl. A [a]	2,429,100	52,444,269

Semiconductors and Equipment - 7.0%
Electro Scientific Industries [a,b]	1,081,100	14,475,929
Exar Corporation [a]	2,171,464	15,960,260
GSI Group [a,b,c]	2,538,394	1,903,542
IPG Photonics [a]	1,985,899	30,185,665
Microsemi [a]	1,536,000	24,253,440
MKS Instruments [a]	612,900	11,822,841
NVIDIA Corporation [a,b]	1,830,000	27,504,900
Rofin-Sinar Technologies [a]	953,740	21,897,870
Skyworks Solutions [a]	1,114,600	14,757,304
Supertex [a,c]	833,153	24,994,590
Tessera Technologies [a]	971,998	27,109,024

		214,865,365

Software - 2.0%
Avid Technology [a,c]	2,142,672	30,190,249
DivX [a]	1,541,300	8,415,498
Intermap Technologies [a]	2,308,700	5,714,337
National Instruments	617,400	17,058,762

		61,378,846

Telecommunications - 3.8%
ADTRAN	927,500	22,770,125
Arris Group [a]	1,874,700	24,389,847
Comverse Technology [a]	2,698,400	23,611,000
Digi International [a]	1,213,800	10,341,576
Extreme Networks [a,b]	3,250,000	9,100,000
Nice Systems ADR [a]	880,300	26,796,332

		117,008,880

Total		586,064,676

Miscellaneous [d] – 4.8%
Total		146,419,983

TOTAL COMMON STOCKS
(Cost $2,951,194,441)		2,846,715,972

REPURCHASE AGREEMENT – 6.5%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $199,053,055 (collateralized by obligations of various U.S. Government Agencies, 4.075%-4.125% due 12/21/12-1/15/13, valued at $204,029,644) (Cost $199,053,000)		199,053,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.8%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $115,058,353)		115,058,353

TOTAL INVESTMENTS – 103.2%
(Cost $3,265,305,794)		3,160,827,325

LIABILITIES LESS CASH AND OTHER ASSETS – (3.2)%		(97,804,890)

NET ASSETS – 100.0%		$3,063,022,435

SCHEDULE OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.2%

Consumer Products – 3.2%
Apparel, Shoes and Accessories - 0.6%
Columbia Sportswear	25,800	$1,061,928

Food/Beverage/Tobacco - 1.1%
Sanderson Farms	53,800	2,025,032

Home Furnishing and Appliances - 0.8%
Mohawk Industries [a]	31,300	1,492,697

Sports and Recreation - 0.7%
Thor Industries	37,400	1,157,530

Total		5,737,187

Consumer Services – 2.6%
Retail Stores - 2.6%
Buckle (The)	40,500	1,382,670
Dress Barn (The) [a]	108,500	1,945,405
Tiffany & Co.	35,400	1,363,962

Total		4,692,037

Financial Intermediaries – 4.7%
Insurance - 2.3%
Berkley (W.R.)	105,100	2,656,928
Markel Corporation [a]	4,800	1,583,136

		4,240,064

Real Estate Investment Trusts - 1.1%
Cousins Properties	234,400	1,940,832

Securities Brokers - 1.3%
Lazard Cl. A	54,800	2,263,788

Total		8,444,684

Financial Services – 10.2%
Information and Processing - 3.9%
Interactive Data	80,300	2,104,663
Morningstar [a]	32,300	1,568,488
MSCI Cl. A [a]	43,100	1,276,622
SEI Investments	103,000	2,027,040

		6,976,813

Insurance Brokers - 1.1%
Brown & Brown	106,400	2,038,624

Investment Management - 5.2%
Affiliated Managers Group [a]	9,397	610,899
AllianceBernstein Holding L.P.	55,100	1,503,128
Cohen & Steers	89,800	2,155,200
Evercore Partners Cl. A	40,500	1,183,410
Federated Investors Cl. B	36,300	957,231
Teton Advisors	198	693
Waddell & Reed Financial Cl. A	47,400	1,348,530
Westwood Holdings Group	49,130	1,704,811

		9,463,902

Total		18,479,339

Health – 1.9%
Health Services - 1.1%
Advisory Board (The) [a]	38,900	977,946
ICON ADR [a]	40,700	996,743

		1,974,689

Medical Products and Devices - 0.8%
IDEXX Laboratories [a]	29,901	1,495,050

Total		3,469,739

Industrial Products – 14.4%
Automotive - 0.5%
Gentex Corporation	59,200	837,680

Building Systems and Components - 2.5%
Armstrong World Industries [a]	56,600	1,950,436
Drew Industries [a]	64,400	1,396,836
Simpson Manufacturing	46,500	1,174,590

		4,521,862

Industrial Components - 3.8%
CLARCOR	36,700	1,150,912
FARO Technologies [a]	91,400	1,570,252
GrafTech International [a]	139,400	2,049,180
PerkinElmer	106,100	2,041,364

		6,811,708

Machinery - 1.6%
Franklin Electric	35,300	1,012,051
Wabtec Corporation	51,400	1,929,042

		2,941,093

Metal Fabrication and Distribution - 3.8%
Kennametal	81,800	2,013,098
Reliance Steel & Aluminum	61,000	2,596,160
Sims Metal Management ADR	110,200	2,196,286

		6,805,544

Paper and Packaging - 1.1%
Greif Cl. A	36,500	2,009,325

Pumps, Valves and Bearings - 1.1%
Gardner Denver [a]	57,300	1,998,624

Total		25,925,836

Industrial Services – 20.7%
Commercial Services - 10.5%
Brink’s Company (The)	36,400	979,524
Cintas Corporation	56,300	1,706,453
Convergys Corporation [a]	75,500	750,470
Copart [a]	43,400	1,441,314
Corinthian Colleges [a]	132,400	2,457,344
Corporate Executive Board	46,700	1,162,830
CRA International [a]	54,813	1,495,847
Gartner [a]	113,000	2,064,510
Hewitt Associates Cl. A [a]	56,400	2,054,652
Manpower	34,600	1,962,166
MPS Group [a]	123,500	1,299,220
Universal Technical Institute [a]	74,100	1,459,770

		18,834,100

Engineering and Construction - 1.6%
KBR	80,100	1,865,529
NVR [a]	1,700	1,083,529

		2,949,058

Food, Tobacco and Agriculture - 3.9%
Cal-Maine Foods	62,000	1,659,740
CF Industries Holdings	18,700	1,612,501
Intrepid Potash [a]	89,500	2,111,305
Terra Industries	47,000	1,629,490

		7,013,036

Industrial Distribution - 0.9%
Applied Industrial Technologies	76,800	1,625,088

Transportation and Logistics - 3.8%
Arkansas Best	39,400	1,179,636
Expeditors International of Washington	60,800	2,137,120
Landstar System	64,300	2,447,258
UTI Worldwide	74,900	1,084,552

		6,848,566

Total		37,269,848

Natural Resources – 11.5%
Energy Services - 10.8%
CARBO Ceramics	16,000	824,800
Ensign Energy Services	116,000	1,759,529
Helmerich & Payne	50,500	1,996,265
Major Drilling Group International	100,500	2,041,634
Oil States International [a]	66,900	2,350,197
Pason Systems	194,800	2,265,222
SEACOR Holdings [a]	21,000	1,714,230
ShawCor Cl.A	79,900	2,161,214
Trican Well Service	163,700	2,125,279
Unit Corporation [a]	53,200	2,194,500

		19,432,870

Precious Metals and Mining - 0.7%
Randgold Resources ADR	19,000	1,327,720

Total		20,760,590

Technology – 12.5%
Aerospace and Defense - 0.7%
HEICO Corporation Cl. A	37,600	1,275,016

Components and Systems - 2.4%
Diebold	22,600	744,218
Dionex Corporation [a]	33,000	2,144,010
Plexus Corporation [a]	58,400	1,538,256

		4,426,484

IT Services - 2.1%
Sapient Corporation [a]	203,900	1,639,356
SRA International Cl. A [a]	96,900	2,092,071

		3,731,427

Semiconductors and Equipment - 2.3%
Coherent [a]	65,900	1,536,788
Lam Research [a]	28,700	980,392
Rofin-Sinar Technologies [a]	69,900	1,604,904

		4,122,084

Software - 3.2%
Blackbaud	39,100	907,120
Blackboard [a]	40,000	1,511,200
Fair Isaac	53,500	1,149,715
National Instruments	79,000	2,182,770

		5,750,805

Telecommunications - 1.8%
ADTRAN	65,800	1,615,390
Comtech Telecommunications [a]	48,000	1,594,560

		3,209,950

Total		22,515,766

Miscellaneous [d] – 4.5%
Total		8,200,578

TOTAL COMMON STOCKS
(Cost $131,994,631)		155,495,604

REPURCHASE AGREEMENT – 14.5%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $26,139,007 (collateralized by obligations of various U.S. Government Agencies, 4.375%-4.75% due 2/21/13-3/15/13, valued at $26,793,325) (Cost $26,139,000)		26,139,000

TOTAL INVESTMENTS – 100.7%
(Cost $158,133,631)		181,634,604

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%		(1,222,183)

NET ASSETS – 100.0%		$180,412,421

SCHEDULE OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.0%

Consumer Products – 3.2%
Food/Beverage/Tobacco - 0.8%
Schiff Nutrition International Cl. A	4,400	$22,924

Home Furnishing and Appliances - 2.4%
Hooker Furniture	2,100	28,350
National Presto Industries	500	43,255

		71,605

Total		94,529

Consumer Services – 3.8%
Leisure and Entertainment - 1.4%
Monarch Casino & Resort [a]	3,100	33,356
New Frontier Media [a]	3,600	7,740

		41,096

Retail Stores - 2.4%
Jos. A. Bank Clothiers [a]	1,600	71,632

Total		112,728

Financial Intermediaries – 15.1%
Banking - 4.0%
Capitol Bancorp	5,400	14,094
City Bank [a]	7,100	18,389
First Defiance Financial	3,900	58,149
South Financial Group (The)	19,100	28,077

		118,709

Insurance - 11.1%
American Physicians Service Group	1,600	36,864
American Safety Insurance Holdings [a]	2,800	44,240
Amerisafe [a]	800	13,800
Baldwin & Lyons Cl. B	800	18,760
Eastern Insurance Holdings	2,138	20,375
EMC Insurance Group	1,600	33,808
First Mercury Financial	2,500	33,300
Hallmark Financial Services [a]	3,020	24,311
Meadowbrook Insurance Group	9,399	69,553
SeaBright Insurance Holdings [a]	2,800	31,976

		326,987

Total		445,696

Health – 17.7%
Drugs and Biotech - 2.7%
Harvard Bioscience [a]	7,599	28,800
Matrixx Initiatives [a]	1,400	7,952
Theragenics Corporation [a]	9,900	15,840
VIVUS [a]	2,700	28,215

		80,807

Health Services - 1.4%
Metropolitan Health Networks [a]	17,448	38,037
Psychemedics Corporation	700	4,340

		42,377

Medical Products and Devices - 13.5%
Atrion Corporation	300	43,320
Bovie Medical [a]	2,900	22,765
Cardiac Science [a]	7,800	31,200
Cynosure Cl. A [a]	1,300	15,145
Exactech [a]	1,800	28,332
HealthTronics [a]	4,900	12,054
Kensey Nash [a]	1,367	39,575
Medical Action Industries [a]	3,200	38,624
Merit Medical Systems [a]	2,484	43,048
Neogen Corporation [a]	2,000	64,580
Osteotech [a]	6,300	28,035
Somanetics Corporation [a]	1,700	27,404
Utah Medical Products	113	3,313

		397,395

Personal Care - 0.1%
CCA Industries	577	2,348

Total		522,927

Industrial Products – 16.2%
Automotive - 0.1%
Miller Industries [a]	200	2,200

Building Systems and Components - 0.8%
LSI Industries	3,500	23,275

Industrial Components - 4.6%
Bel Fuse Cl. B	1,800	34,254
CTS Corporation	7,100	66,030
Gerber Scientific [a]	6,114	36,562

		136,846

Machinery - 2.9%
Ampco-Pittsburgh	1,700	45,203
Core Molding Technologies [a]	400	1,316
FreightCar America	700	17,010
Hurco Companies [a]	1,200	20,496

		84,025

Metal Fabrication and Distribution - 5.3%
Foster (L.B.) Company Cl. A [a]	1,300	39,754
North American Galvanizing & Coatings [a]	7,500	45,525
Olympic Steel	1,800	51,642
Universal Stainless & Alloy Products [a]	1,100	20,075

		156,996

Paper and Packaging - 1.5%
KapStone Paper and Packaging [a]	5,300	43,142

Specialty Chemicals and Materials - 1.0%
Landec Corporation [a]	4,733	30,291

Other Industrial Products - 0.0%
Media Sciences International [a]	700	385

Total		477,160

Industrial Services – 12.4%
Commercial Services - 7.0%
ATC Technology [a]	2,300	45,448
ChinaCast Education [a]	8,300	60,341
CRA International [a]	800	21,832
ICF International [a]	1,400	42,448
Volt Information Sciences [a]	2,900	35,438

		205,507

Industrial Distribution - 2.9%
Houston Wire & Cable	4,000	44,200
Sport Supply Group	4,100	41,779

		85,979

Printing - 2.2%
CSS Industries	1,581	31,256
Ennis	2,100	33,873

		65,129

Transportation and Logistics - 0.3%
Dynamex [a]	600	9,798

Total		366,413

Natural Resources – 3.9%
Energy Services - 1.2%
Bronco Drilling [a]	2,400	15,720
Union Drilling [a]	2,300	17,572

		33,292

Oil and Gas - 1.9%
TransGlobe Energy [a]	8,100	28,917
VAALCO Energy	6,000	27,600

		56,517

Real Estate - 0.8%
China Housing & Land Development [a]	6,200	23,870

Total		113,679

Technology – 21.1%
Aerospace and Defense - 4.0%
Ducommun	1,400	26,474
Dynamics Research [a]	1,700	22,134
Hi-Shear Technology	1,900	36,233
LaBarge [a]	2,900	32,625

		117,466

Components and Systems - 1.6%
Super Micro Computer [a]	5,400	45,684

IT Services - 5.7%
CIBER [a]	8,200	32,800
Computer Task Group [a]	4,500	36,495
iGATE Corporation	8,000	68,640
TechTeam Global [a]	3,500	29,750

		167,685

Semiconductors and Equipment - 2.8%
GSI Group [a]	3,600	2,700
GSI Technology [a]	9,600	38,304
Image Sensing Systems [a]	1,537	19,935
Ultra Clean Holdings [a]	4,100	21,156

		82,095

Software - 3.1%
American Software Cl. A	3,700	24,161
Double-Take Software [a]	3,300	33,627
Pervasive Software [a]	1,400	6,930
Versant Corporation [a]	1,500	26,850

		91,568

Telecommunications - 3.9%
Globecomm Systems [a]	4,700	34,169
PC-Tel [a]	1,400	8,750
Soapstone Networks	1,200	666
Telestone Technologies [a]	1,100	7,898
USA Mobility	5,022	64,683

		116,166

Total		620,664

Miscellaneous [d] – 2.6%
Total		77,478

TOTAL COMMON STOCKS
(Cost $3,103,700)		2,831,274

REPURCHASE AGREEMENT – 4.2%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $125,000 (collateralized by obligations of various U.S. Government Agencies, due 12/24/09, valued at $129,961) (Cost $125,000)		125,000

TOTAL INVESTMENTS – 100.2%
(Cost $3,228,700)		2,956,274

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(5,705)

NET ASSETS – 100.0%		$2,950,569

SCHEDULE OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 87.4%

Banking - 6.2%
Bank of N.T. Butterfield & Son	5,310	$26,548
Bank Sarasin & Cie Cl. B	3,085	128,306
Banque Privee Edmond de Rothschild	3	81,970
BOK Financial	2,427	112,419
Fauquier Bankshares	2,400	34,776
Northern Trust	3,700	215,192
Peapack-Gladstone Financial	2,835	45,530
Vontobel Holding	3,000	100,164
Wilber Corporation (The)	6,100	51,240
Wilmington Trust	9,800	139,160

Total		935,305

Diversified Financial Services - 0.6%
FCStone Group [a]	7,800	37,596
World Acceptance [a]	2,000	50,420

Total		88,016

Information and Processing - 8.8%
Fiserv [a]	1,300	62,660
Interactive Data	5,000	131,050
MasterCard Cl. A	700	141,505
Morningstar [a]	4,600	223,376
MSCI Cl. A [a]	10,600	313,972
Riskmetrics Group [a]	1,800	26,316
SEI Investments	7,400	145,632
Western Union	14,000	264,880

Total		1,309,391

Insurance - 9.5%
Alleghany Corporation [a]	508	131,597
Argo Group International Holdings [a]	518	17,446
Berkley (W.R.)	7,600	192,128
CNA Surety [a]	5,900	95,580
E-L Financial	150	68,650
Enstar Group [a]	4,000	249,080
Erie Indemnity Cl. A	6,500	243,490
Hilltop Holdings [a]	5,200	63,752
Marsh & McLennan Companies	10,800	267,084
RLI	600	31,668
Validus Holdings	2,300	59,340

Total		1,419,815

Insurance Brokers - 3.3%
Aon Corporation	5,000	203,450
Brown & Brown	2,600	49,816
Gallagher (Arthur J.) & Co.	5,400	131,598
Willis Group Holdings	4,000	112,880

Total		497,744

Investment Management - 32.0%
Affiliated Managers Group [a]	1,400	91,014
AGF Management Cl. B	10,600	169,794
AllianceBernstein Holding L.P.	12,300	335,544
AP Alternative Assets L.P. [a]	2,300	11,960
Artio Global Investors Cl. A [a]	5,000	130,750
Ashmore Group	75,000	300,373
Azimut Holding	10,500	132,678
Cohen & Steers	14,000	336,000
Eaton Vance	4,600	128,754
Endeavour Financial	17,900	27,920
Federated Investors Cl. B	5,100	134,487
GAM Holding	3,300	164,793
GAMCO Investors Cl. A	3,300	150,810
IGM Financial	2,600	103,111
Invesco	12,425	282,793
Investec	8,500	62,216
JAFCO	1,400	42,812
Janus Capital Group	16,700	236,806
MVC Capital	3,800	33,364
Och-Ziff Capital Management Group Cl. A	10,000	121,700
Partners Group Holding	1,250	152,466
RHJ International [a]	2,900	21,176
Schroders	10,500	183,412
SHUAA Capital [a]	150,000	82,084
SPARX Group [a]	400	42,645
Sprott	43,900	163,602
T. Rowe Price Group	5,500	251,350
Teton Advisors	49	172
Trust Company	10,300	50,885
U.S. Global Investors Cl. A	19,700	242,901
Value Partners Group [a]	170,000	71,290
VZ Holding	3,100	224,954
Waddell & Reed Financial Cl. A	6,400	182,080
Westwood Holdings Group	3,200	111,040

Total		4,777,736

Real Estate - 1.8%
Jones Lang LaSalle	5,600	265,272

Total		265,272

Securities Brokers - 18.0%
Bolsas y Mercados Espanoles	4,000	155,759
Broadpoint Gleacher Securities Group [a]	14,000	116,760
Egyptian Financial Group-Hermes Holding GDR	7,500	79,125
FBR Capital Markets [a]	52,000	308,360
Global Investment House KSCC GDR [a]	3,000	5,550
Greenhill & Co.	900	80,622
HQ	7,200	142,526
Interactive Brokers Group Cl. A [a]	8,300	164,921
Investcorp Bank GDR [a]	20,300	64,960
Jefferies Group [a]	6,900	187,887
KBW [a]	5,500	177,210
Kim Eng Holdings	100,000	141,980
Lazard Cl. A	7,000	289,170
MF Global [a]	11,000	79,970
Mirae Asset Securities	1,081	64,589
Mizuho Investors Securities [a]	17,000	17,423
Mizuho Securities	10,800	39,343
Raymond James Financial	5,600	130,368
Samsung Securities	1,600	93,291
Sanders Morris Harris Group	7,500	44,325
Stifel Financial [a]	2,250	123,525
Thomas Weisel Partners Group [a]	9,600	51,264
Tokai Tokyo Securities	9,400	29,635
UOB-Kay Hian Holdings	95,000	101,835

Total		2,690,398

Securities Exchanges - 2.9%
ASX	4,700	145,951
Hellenic Exchanges	10,500	133,370
Singapore Exchange	25,000	149,434

Total		428,755

Software - 0.6%
Net 1 UEPS Technologies [a]	4,200	88,032

Total		88,032

Specialty Finance - 0.2%
Credit Acceptance [a]	1,066	34,314

Total		34,314

Miscellaneous [d] - 3.5%
Total		529,587

TOTAL COMMON STOCKS
(Cost $12,916,535)		13,064,365

PREFERRED STOCK – 1.8%
Kennedy-Wilson Conv. [e,f]
(Cost $297,000)	297	262,350

REPURCHASE AGREEMENT – 10.9%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $1,634,000 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 9/28/12, valued at $1,675,000) (Cost $1,634,000)		1,634,000

TOTAL INVESTMENTS – 100.1%
(Cost $14,847,535)		14,960,715

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(17,111)

NET ASSETS – 100.0%		$14,943,604

SCHEDULE OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 87.1%

Consumer Products – 3.8%
Apparel, Shoes and Accessories - 1.5%
K-Swiss Cl. A [a]	6,600	$58,014
Polo Ralph Lauren	1,000	76,620
Wolverine World Wide	6,100	151,524

		286,158

Food/Beverage/Tobacco - 0.7%
Industrias Bachoco ADR	4,100	86,100
Sanderson Farms	1,300	48,932

		135,032

Home Furnishing and Appliances - 1.6%
American Woodmark	3,700	71,558
Ethan Allen Interiors	6,700	110,550
Hunter Douglas	1,300	52,353
Leggett & Platt	2,800	54,320

		288,781

Total		709,971

Consumer Services – 5.5%
Leisure and Entertainment - 0.9%
International Speedway Cl. A	3,000	82,710
World Wrestling Entertainment Cl. A	6,000	84,060

		166,770

Retail Stores - 4.6%
American Eagle Outfitters	4,000	67,440
Buckle (The)	6,150	209,961
Cato Corporation (The) Cl. A	4,600	93,334
Dress Barn (The) [a]	10,600	190,058
Penske Automotive Group [a]	7,200	138,096
Tiffany & Co.	1,000	38,530
Williams-Sonoma	5,100	103,173

		840,592

Total		1,007,362

Financial Intermediaries – 19.8%
Banking - 2.8%
Banca Generali	4,200	52,242
Bank of N.T. Butterfield & Son	4,049	20,244
Bank Sarasin & Cie Cl. B	1,748	72,700
Fauquier Bankshares	4,400	63,756
Northern Trust	3,000	174,480
Peapack-Gladstone Financial	2,205	35,412
Wilmington Trust	6,300	89,460

		508,294

Insurance - 10.5%
Aspen Insurance Holdings	4,500	119,115
Berkley (W.R.)	5,600	141,568
Cincinnati Financial	4,700	122,153
Erie Indemnity Cl. A	4,600	172,316
Fidelity National Financial Cl. A	4,600	69,368
Harleysville Group	7,700	243,705
Marsh & McLennan Companies	5,100	126,123
Max Capital Group	1,800	38,466
Montpelier Re Holdings	7,200	117,504
Old Republic International	8,600	104,748
PartnerRe	2,900	223,126
Validus Holdings	7,700	198,660
White Mountains Insurance Group	400	122,804
Zenith National Insurance	4,300	132,870

		1,932,526

Real Estate Investment Trusts - 4.7%
Colony Financial [a]	9,500	185,725
Cousins Properties	17,200	142,416
DCT Industrial Trust	23,400	119,574
Gladstone Commercial	3,800	51,984
HRPT Properties Trust	25,000	188,000
Lexington Realty Trust	15,673	79,932
National Health Investors	3,200	101,280

		868,911

Securities Brokers - 1.8%
Egyptian Financial Group-Hermes Holding GDR	6,500	68,575
Jefferies Group [a]	3,000	81,690
Lazard Cl. A	1,900	78,489
Raymond James Financial	4,800	111,744

		340,498

Total		3,650,229

Financial Services – 15.2%
Information and Processing - 2.0%
Fiserv [a]	2,000	96,400
Interactive Data	4,400	115,324
SEI Investments	8,000	157,440

		369,164

Insurance Brokers - 2.8%
Aon Corporation	2,000	81,380
Brown & Brown	11,800	226,088
Gallagher (Arthur J.) & Co.	4,400	107,228
Willis Group Holdings	3,400	95,948

		510,644

Investment Management - 10.4%
A.F.P. Provida ADR [a]	3,200	110,112
AGF Management Cl. B	7,400	118,535
AllianceBernstein Holding L.P.	7,400	201,872
Apollo Investment	7,300	69,715
BlackRock Kelso Capital	5,200	38,584
CI Financial	2,300	44,232
Cohen & Steers	8,600	206,400
Federated Investors Cl. B	9,900	261,063
Invesco	4,000	91,040
Investec	9,600	70,268
Och-Ziff Capital Management Group Cl. A	6,700	81,539
Partners Group Holding	500	60,986
Sprott	15,900	59,255
U.S. Global Investors Cl. A	10,500	129,465
VZ Holding	1,000	72,566
Waddell & Reed Financial Cl. A	2,200	62,590
Westwood Holdings Group	7,300	253,310

		1,931,532

Total		2,811,340

Health – 2.8%
Commercial Services - 0.4%
OdontoPrev	3,200	64,936

Drugs and Biotech - 0.6%
Boiron	1,500	54,875
Recordati	9,000	63,678

		118,553

Health Services - 1.2%
Pharmaceutical Product Development	9,700	212,818

Medical Products and Devices - 0.6%
Carl Zeiss Meditec	3,900	63,405
Fielmann	700	50,859

		114,264

Total		510,571

Industrial Products – 12.4%
Automotive - 0.3%
Xinyi Glass Holdings	65,000	45,709

Building Systems and Components - 1.5%
AAON	7,700	154,616
Preformed Line Products	1,900	76,095
WaterFurnace Renewable Energy	2,000	50,474

		281,185

Construction Materials - 0.5%
Geberit	600	92,174

Industrial Components - 0.7%
Amphenol Corporation Cl. A	2,400	90,432
Deswell Industries	11,000	42,350

		132,782

Machinery - 3.0%
Franklin Electric	3,000	86,010
Lincoln Electric Holdings	1,100	52,195
Regal-Beloit	2,200	100,562
Robbins & Myers	1,900	44,612
Spirax-Sarco Engineering	5,500	91,854
Tennant Company	6,000	174,360

		549,593

Metal Fabrication and Distribution - 0.4%
Carpenter Technology	1,800	42,102
Schnitzer Steel Industries Cl. A	300	15,975
Sims Metal Management ADR	1,150	22,920

		80,997

Miscellaneous Manufacturing - 0.7%
Rational	500	70,014
Raven Industries	2,300	61,479

		131,493

Paper and Packaging - 0.3%
AptarGroup	1,700	63,512

Pumps, Valves and Bearings - 1.7%
Gardner Denver [a]	3,400	118,592
Graco	5,200	144,924
Kaydon Corporation	1,700	55,114

		318,630

Specialty Chemicals and Materials - 2.3%
Balchem Corporation	4,700	123,610
Cabot Corporation	6,500	150,215
Schulman (A.)	3,000	59,790
Victrex	7,500	91,514

		425,129

Textiles - 0.4%
Interface Cl. A	8,000	66,400

Other Industrial Products - 0.6%
MTS Systems	3,500	102,235

Total		2,289,839

Industrial Services – 10.4%
Commercial Services - 5.7%
Administaff	3,000	78,810
Brink’s Company (The)	4,900	131,859
Corporate Executive Board	3,900	97,110
Grupo Aeroportuario del Centro Norte ADR	14,600	183,522
Grupo Aeroportuario del Pacifico ADR	6,500	183,235
Hewitt Associates Cl. A [a]	2,100	76,503
MAXIMUS	3,500	163,100
Michael Page International	26,500	141,706

		1,055,845

Engineering and Construction - 0.3%
Comfort Systems USA	4,500	52,155

Food, Tobacco and Agriculture - 0.6%
Hormel Foods	2,900	103,008

Industrial Distribution - 1.1%
Applied Industrial Technologies	2,700	57,132
Grainger (W.W.)	400	35,744
Houston Wire & Cable	10,300	113,815

		206,691

Transportation and Logistics - 2.7%
Landstar System	4,000	152,240
Pacer International [a]	8,000	30,880
Tidewater	4,700	221,323
UTI Worldwide	6,400	92,672

		497,115

Total		1,914,814

Natural Resources – 7.0%
Energy Services - 3.4%
Ensign Energy Services	4,600	69,774
Exterran Partners L.P.	6,404	115,272
Helmerich & Payne	3,200	126,496
Lufkin Industries	2,900	154,222
Oil States International [a]	4,800	168,624

		634,388

Oil and Gas - 1.9%
Cimarex Energy	2,600	112,632
Energen Corporation	4,300	185,330
Hiland Holdings GP L.P.	1,100	2,618
Plains All American Pipeline L.P.	1,100	50,919

		351,499

Precious Metals and Mining - 1.6%
Fresnillo	8,000	98,702
Randgold Resources ADR	2,800	195,664

		294,366

Real Estate - 0.1%
W.P. Carey & Co.	800	22,648

Total		1,302,901

Technology – 4.7%
Aerospace and Defense - 0.7%
Ducommun	6,600	124,806

Components and Systems - 0.8%
Diebold	4,400	144,892

IT Services - 1.0%
Jack Henry & Associates	1,000	23,470
Total System Services	10,300	165,933

		189,403

Semiconductors and Equipment - 0.8%
Analog Devices	3,300	91,014
Cognex Corporation	3,000	49,140

		140,154

Software - 1.0%
Blackbaud	3,900	90,480
National Instruments	3,600	99,468

		189,948

Telecommunications - 0.4%
ADTRAN	3,300	81,015

Total		870,218

Utilities – 0.9%
ALLETE	600	20,142
Northeast Utilities	4,100	97,334
UGI Corporation	2,000	50,120

Total		167,596

Miscellaneous [d] – 4.6%
Total		851,912

TOTAL COMMON STOCKS
(Cost $14,450,255)		16,086,753

PREFERRED STOCKS – 1.6%
Duratex	5,400	85,499
Kennedy-Wilson Conv. [e,f]	230	203,166

TOTAL PREFERRED STOCKS
(Cost $276,215)		288,665

REPURCHASE AGREEMENT – 9.3%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $1,729,000 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 9/28/12, valued at $1,775,000) (Cost $1,729,000)		1,729,000

TOTAL INVESTMENTS – 98.0%
(Cost $16,455,470)		18,104,418

CASH AND OTHER ASSETS LESS LIABILITIES – 2.0%		367,583

NET ASSETS – 100.0%		$18,472,001

SCHEDULE OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.0%

Australia – 1.8%
Centamin Egypt [a]	60,000	$92,054

Total		92,054

Austria – 4.3%
Mayr-Melnhof Karton	1,000	101,366
Semperit AG Holding	3,300	124,831

Total		226,197

Belgium – 4.5%
EVS Broadcast Equipment	500	37,411
GIMV	1,800	96,642
Sipef	2,000	100,883

Total		234,936

Denmark – 1.4%
H Lundbeck	3,500	72,586

Total		72,586

Egypt – 1.2%
Egyptian Financial Group-Hermes Holding GDR	6,000	63,300

Total		63,300

Finland – 4.1%
CapMan Cl. B [a]	40,000	76,679
Nokian Renkaat	2,000	46,622
Vaisala Cl. A	2,500	90,911

Total		214,212

France – 11.3%
Alten [a]	5,300	142,318
Beneteau	2,600	44,838
Boiron	2,000	73,168
Manutan International	1,000	57,949
Societe BIC	700	49,783
Societe Internationale de Plantations d’Heveas	1,600	84,289
Vetoquinol	2,200	69,313
Virbac	700	71,704

Total		593,362

Germany – 11.6%
AS Creation Tapeten	1,200	42,127
Carl Zeiss Meditec	5,500	89,418
Deutsche Beteiligungs	2,700	63,928
Fielmann	1,000	72,655
Fuchs Petrolub	1,400	90,962
Pfeiffer Vacuum Technology	1,300	106,722
Rational	600	84,017
Takkt	5,000	62,997

Total		612,826

Greece – 0.5%
Hellenic Exchanges	2,000	25,404

Total		25,404

Hong Kong – 1.0%
Asian Citrus Holdings	10,470	53,544

Total		53,544

Italy – 3.7%
Bulgari	3,000	23,179
Landi Renzo	12,000	54,481
Recordati	5,500	38,914
SAES Getters	3,000	32,223
Tod’s	700	47,837

Total		196,634

Jersey – 1.9%
Randgold Resources	1,400	97,909

Total		97,909

Mexico – 2.1%
Fresnillo	9,000	111,040

Total		111,040

Netherlands – 4.0%
Fugro	1,800	103,952
Hunter Douglas	2,000	80,543
Smartrac [a]	1,500	26,889

Total		211,384

Norway – 4.4%
Ekornes	5,000	85,698
Fred Olsen Energy	1,400	52,208
Tandberg	4,000	95,774

Total		233,680

Peru – 1.4%
Hochschild Mining	15,000	75,033

Total		75,033

South Africa – 5.3%
Brait	25,000	63,232
Discovery Holdings	15,000	58,307
Lewis Group	7,500	55,401
Net 1 UEPS Technologies [a]	1,800	37,728
Northam Platinum	14,000	61,502

Total		276,170

Sweden – 1.4%
Lundin Petroleum [a]	9,000	72,941

Total		72,941

Switzerland – 10.0%
Bank Sarasin & Cie Cl. B	2,468	102,645
Banque Privee Edmond de Rothschild	4	109,292
Burckhardt Compression Holding	700	114,832
Geberit	200	30,725
Inficon Holding	250	30,276
Partners Group Holding	300	36,592
VZ Holding	1,400	101,592

Total		525,954

United Arab Emirates – 2.8%
Lamprell	50,000	138,799
SHUAA Capital [a]	20,000	10,945

Total		149,744

United Kingdom – 12.3%
Anglo-Eastern Plantations	5,500	30,984
Ashmore Group	23,000	92,114
Begbies Traynor	20,000	35,000
Burberry Group	3,000	24,140
Charter International	4,000	43,853
Diploma	30,000	82,944
Domino Printing Sciences	10,000	46,522
JKX Oil & Gas	10,000	44,381
Michael Page International	15,000	80,211
Rotork	2,000	36,150
Spirax-Sarco Engineering	5,000	83,503
Victrex	4,000	48,808

Total		648,610

TOTAL COMMON STOCKS
(Cost $5,008,828)		4,787,520

REPURCHASE AGREEMENT – 10.8%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $570,000 (collateralized by obligations of various U.S. Government Agencies, 4.375% due 3/15/13, valued at $589,281) (Cost $570,000)		570,000

TOTAL INVESTMENTS – 101.8%
(Cost $5,578,828)		5,357,520

LIABILITIES LESS CASH AND OTHER ASSETS – (1.8)%		(96,856)

NET ASSETS – 100.0%		$5,260,664

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.7%

Australia – 1.6%
Sims Metal Management ADR	37,000	$737,410

Total		737,410

Austria – 5.1%
Mayr-Melnhof Karton	10,000	1,013,662
Semperit AG Holding	33,500	1,267,223

Total		2,280,885

Belgium – 3.9%
GIMV	14,000	751,664
Sipef	20,000	1,008,833

Total		1,760,497

Brazil – 2.6%
Amil Participacoes	58,000	317,893
Anhanguera Educacional Participacoes [a]	30,000	342,064
OdontoPrev	25,000	507,310

Total		1,167,267

Canada – 19.1%
Ensign Energy Services	55,000	834,259
Gammon Gold [a]	49,900	424,649
Ivanhoe Mines [a]	60,000	767,400
Magma Energy [a]	328,000	585,140
Major Drilling Group International	52,000	1,056,368
Pason Systems	80,000	930,276
Seabridge Gold [a]	22,000	629,200
Silver Standard Resources [a]	57,000	1,217,520
Sprott	200,000	745,342
Tesco Corporation [a]	56,820	453,424
Trican Well Service	72,000	934,759

Total		8,578,337

Cayman Islands – 1.7%
Endeavour Financial	480,100	746,525

Total		746,525

China – 2.3%
Simcere Pharmaceutical Group ADR [a]	40,000	318,400
3SBio ADR [a]	65,000	715,000

Total		1,033,400

Denmark – 1.2%
H Lundbeck	25,000	518,473

Total		518,473

Finland – 0.8%
Vaisala Cl. A	10,000	363,642

Total		363,642

France – 4.9%
Alten [a]	27,800	746,498
Beneteau	12,000	206,947
Boiron	15,000	548,756
Societe Internationale de Plantations d’Heveas	13,000	684,847

Total		2,187,048

Germany – 7.3%
Carl Zeiss Meditec	60,000	975,468
Deutsche Beteiligungs	25,000	591,925
Pfeiffer Vacuum Technology	14,600	1,198,571
Rational	3,500	490,097

Total		3,256,061

Hong Kong – 1.4%
Value Partners Group [a]	1,511,000	633,641

Total		633,641

Jersey – 0.8%
Randgold Resources ADR	5,000	349,400

Total		349,400

Mexico – 3.9%
Fresnillo	50,000	616,886
Industrias Bachoco ADR	55,000	1,155,000

Total		1,771,886

Peru – 1.1%
Hochschild Mining	99,000	495,219

Total		495,219

South Africa – 3.9%
Aquarius Platinum [a]	98,000	435,400
Discovery Holdings	120,000	466,454
Lewis Group	60,000	443,211
Northam Platinum	95,000	417,332

Total		1,762,397

South Korea – 0.5%
Bukwang Pharmaceutical	18,000	218,460

Total		218,460

Switzerland – 3.9%
Burckhardt Compression Holding	5,000	820,226
Partners Group Holding	7,500	914,793

Total		1,735,019

United Arab Emirates – 2.0%
Lamprell	325,000	902,196

Total		902,196

United Kingdom – 3.9%
Ashmore Group	170,000	680,845
Aveva Group	40,000	587,161
Victrex	40,000	488,075

Total		1,756,081

United States – 20.8%
CF Industries Holdings	5,000	431,150
Fossil [a]	15,000	426,750
Gardner Denver [a]	18,000	627,840
GrafTech International [a]	43,500	639,450
Intrepid Potash [a]	21,800	514,262
Knight Capital Group Cl. A [a]	60,000	1,305,000
Lincoln Electric Holdings	13,100	621,595
Sanderson Farms	17,500	658,700
Schnitzer Steel Industries Cl. A	16,000	852,000
Sigma Designs [a]	32,500	472,225
Terra Industries	29,500	1,022,765
U.S. Global Investors Cl. A	48,000	591,840
Unit Corporation [a]	28,000	1,155,000

Total		9,318,577

TOTAL COMMON STOCKS
(Cost $41,490,643)		41,572,421

PREFERRED STOCK – 1.1%
Brazil – 1.1%
Duratex
(Cost $498,670)	32,000	506,661

REPURCHASE AGREEMENT – 6.1%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $2,733,001 (collateralized by obligations of various U.S. Government Agencies, 7.00% due 3/15/10, valued at $2,801,463) (Cost $2,733,000)		2,733,000

TOTAL INVESTMENTS – 99.9%
(Cost $44,722,313)		44,812,082

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		36,448

NET ASSETS – 100.0%		$44,848,530

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 88.9%

Consumer Products – 3.1%
Apparel, Shoes and Accessories - 1.7%
Coach	700	$23,044
Gildan Activewear [a]	5,400	106,488

		129,532

Food/Beverage/Tobacco - 1.1%
Molson Coors Brewing Cl. B	1,600	77,888

Home Furnishing and Appliances - 0.3%
Ethan Allen Interiors	1,500	24,750

Total		232,170

Consumer Services – 0.4%
Retail Stores - 0.4%
Charming Shoppes [a]	6,400	31,424

Total		31,424

Diversified Investment Companies – 1.2%
Exchange Traded Funds - 1.2%
iShares MSCI Australia Index Fund	2,600	58,760
UltraShort 20+ Year Treasury ProShares [a]	800	35,208

Total		93,968

Financial Intermediaries – 9.9%
Banking - 1.1%
US Bancorp	3,900	85,254

Insurance - 6.5%
Alleghany Corporation [a]	289	74,865
Berkley (W.R.)	2,300	58,144
Erie Indemnity Cl. A	3,800	142,348
Leucadia National [a]	2,300	56,856
Marsh & McLennan Companies	2,400	59,352
PartnerRe	900	69,246
Wesco Financial	100	32,550

		493,361

Real Estate Investment Trusts - 0.9%
Cousins Properties	7,800	64,584

Securities Brokers - 1.4%
Knight Capital Group Cl. A [a]	1,100	23,925
TD AmeriTrade Holding Corporation [a]	4,200	82,404

		106,329

Total		749,528

Financial Services – 6.9%
Information and Processing - 1.9%
Equifax	1,730	50,412
Western Union	5,100	96,492

		146,904

Insurance Brokers - 1.3%
Brown & Brown	5,000	95,800

Investment Management - 3.7%
AllianceBernstein Holding L.P.	6,610	180,321
Federated Investors Cl. B	3,900	102,843
Teton Advisors	41	144

		283,308

Total		526,012

Health – 7.7%
Commercial Services - 1.1%
AmerisourceBergen Corporation	3,650	81,687

Drugs and Biotech - 1.9%
Endo Pharmaceuticals Holdings [a]	4,500	101,835
Pfizer	2,500	41,375

		143,210

Health Services - 1.5%
Advisory Board (The) [a]	4,500	113,130

Medical Products and Devices - 3.2%
C.R. Bard	800	62,888
Kinetic Concepts [a]	2,400	88,752
Pall Corporation	2,000	64,560
Schein (Henry) [a]	500	27,455

		243,655

Total		581,682

Industrial Products – 14.7%
Automotive - 2.6%
Autoliv	700	23,520
Hertz Global Holdings [a]	13,665	147,992
WABCO Holdings	1,300	27,300

		198,812

Building Systems and Components - 0.4%
Armstrong World Industries [a]	200	6,892
Simpson Manufacturing	900	22,734

		29,626

Industrial Components - 2.3%
Hubbell Cl. B	2,700	113,400
PerkinElmer	3,280	63,107

		176,507

Machinery - 1.3%
Franklin Electric	3,500	100,345

Metal Fabrication and Distribution - 3.5%
RBC Bearings [a]	3,000	69,990
Sims Metal Management ADR	3,300	65,769
Steel Dynamics	8,200	125,788

		261,547

Miscellaneous Manufacturing - 0.2%
Harsco Corporation	500	17,705

Paper and Packaging - 0.5%
Greif Cl. A	600	33,030

Pumps, Valves and Bearings - 0.9%
Flowserve Corporation	500	49,270
Gardner Denver [a]	600	20,928

		70,198

Specialty Chemicals and Materials - 2.0%
Cabot Corporation	2,500	57,775
Lubrizol Corporation (The)	700	50,022
Olin Corporation	2,600	45,344

		153,141

Other Industrial Products - 1.0%
Cooper Industries Cl. A	2,000	75,140

Total		1,116,051

Industrial Services – 15.7%
Advertising and Publishing - 1.6%
Omnicom Group	3,300	121,902

Commercial Services - 5.5%
Brink’s Company (The)	2,330	62,700
Cintas Corporation	2,650	80,322
Copart [a]	1,100	36,531
Gartner [a]	3,400	62,118
Grupo Aeroportuario del Centro Norte ADR	3,200	40,224
Ritchie Bros. Auctioneers	2,100	51,534
Spherion Corporation [a]	13,100	81,351

		414,780

Engineering and Construction - 2.5%
EMCOR Group [a]	1,800	45,576
Fluor Corporation	2,800	142,380

		187,956

Food, Tobacco and Agriculture - 1.8%
Cal-Maine Foods	5,000	133,850

Industrial Distribution - 0.6%
Russel Metals	3,050	48,599

Transportation and Logistics - 3.7%
Expeditors International of Washington	3,100	108,965
Forward Air	4,000	92,600
Landstar System	2,100	79,926

		281,491

Total		1,188,578

Natural Resources – 4.2%
Energy Services - 4.1%
CARBO Ceramics	900	46,395
ENSCO International	900	38,286
Oil States International [a]	1,520	53,398
Pason Systems	10,400	120,936
Rowan Companies [a]	2,200	50,754

		309,769

Real Estate - 0.1%
St. Joe Company (The) [a]	375	10,920

Total		320,689

Technology – 20.1%
Aerospace and Defense - 3.2%
Alliant Techsystems [a]	1,010	78,628
Rockwell Collins	1,700	86,360
Teledyne Technologies [a]	2,100	75,579

		240,567

Components and Systems - 5.5%
Diebold	3,800	125,134
Dionex Corporation [a]	1,700	110,449
Logitech International [a]	6,800	124,984
Thomas & Betts [a]	2,000	60,160

		420,727

Distribution - 0.9%
Anixter International [a]	1,000	40,110
Arrow Electronics [a]	1,000	28,150

		68,260

IT Services - 1.3%
SRA International Cl. A [a]	4,400	94,996

Semiconductors and Equipment - 2.3%
International Rectifier [a]	4,800	93,552
Molex Cl. A	4,500	84,555

		178,107

Software - 6.1%
ANSYS [a]	1,800	67,446
Autodesk [a]	2,700	64,260
Blackboard [a]	2,300	86,894
CA	2,500	54,975
MICROS Systems [a]	2,000	60,380
National Instruments	655	18,098
NCR Corporation [a]	8,300	114,706

		466,759

Telecommunications - 0.8%
MasTec [a]	4,700	57,105

Total		1,526,521

Miscellaneous [d] – 5.0%
Total		376,446

TOTAL COMMON STOCKS
(Cost $5,998,649)		6,743,069

REPURCHASE AGREEMENT – 13.9%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $1,057,000 (collateralized by obligations of various U.S. Government Agencies, 3.75% due 1/8/10, valued at $1,083,638) (Cost $1,057,000)		1,057,000

TOTAL INVESTMENTS – 102.8%
(Cost $7,055,649)		7,800,069

LIABILITIES LESS CASH AND OTHER ASSETS – (2.8)%		(211,521)

NET ASSETS – 100.0%		$7,588,548

SCHEDULE OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.3%

Australia – 2.0%
ASX	1,000	$31,053
IOOF Holdings	7,200	32,331
Platinum Asset Management	8,300	39,687
Trust Company	4,800	23,713

Total		126,784

Austria – 1.1%
Mayr-Melnhof Karton	500	50,683
Semperit AG Holding	600	22,697

Total		73,380

Belgium – 0.9%
EVS Broadcast Equipment	250	18,705
Sipef	800	40,354

Total		59,059

Bermuda – 2.1%
Enstar Group [a]	1,500	93,405
Lazard Cl. A	1,100	45,441

Total		138,846

British Virgin Islands – 0.2%
UTI Worldwide	1,000	14,480

Total		14,480

Canada – 15.8%
AGF Management Cl. B	2,400	38,444
Dundee Corporation Cl. A [a]	5,400	56,287
DundeeWealth	3,000	34,017
Ensign Energy Services	3,420	51,876
Gildan Activewear [a]	400	7,888
Gluskin Sheff + Associates	2,100	39,229
GMP Capital	2,500	31,756
Ivanhoe Mines [a]	8,600	109,994
Lundin Mining [a]	1,600	5,360
Magma Energy [a]	75,000	133,797
Major Drilling Group International	4,000	81,259
Onex Corporation	1,100	26,959
Pan American Silver [a]	2,300	52,440
Pason Systems	1,300	15,117
Red Back Mining [a]	1,100	12,360
Ritchie Bros. Auctioneers	1,200	29,448
Seabridge Gold [a]	2,500	71,500
ShawCor Cl. A	2,300	62,213
Silver Standard Resources [a]	1,500	32,040
Silvercorp Metals	1,600	7,664
Sprott	14,000	52,174
Tesco Corporation [a]	3,000	23,940
TMX Group	375	12,577
Trican Well Service	1,200	15,579
Urbana Corporation [a]	12,400	19,110

Total		1,023,028

Cayman Islands – 1.2%
Endeavour Financial	9,600	14,974
Greenlight Capital Re Cl. A [a]	3,300	62,040

Total		77,014

China – 6.9%
China Boqi Environmental Solutions Technology Holding Company [a]	22	5,147
China High Speed Transmission Equipment Group	11,000	22,568
Ctrip.com International ADR [a]	700	41,153
Duoyuan Global Water ADR [a]	1,100	36,630
E-House China Holdings ADR [a]	2,000	42,720
Golden Eagle Retail Group	16,000	26,797
Hollysys Automation Technologies [a]	3,900	37,011
Jiangsu Expressway	12,000	9,832
Jinpan International	300	9,603
Kingdee International Software Group	142,000	24,002
Origin Agritech [a]	3,000	14,610
Simcere Pharmaceutical Group ADR [a]	4,800	38,208
The9 ADR	2,800	21,700
3SBio ADR [a]	3,500	38,500
Universal Travel Group [a]	3,000	38,700
WuXi PharmaTech Cayman ADR [a]	3,200	38,176

Total		445,357

Denmark – 0.3%
Bang & Olufsen Cl. B [a]	1,500	19,166

Total		19,166

Egypt – 1.0%
Egyptian Financial Group-Hermes Holding GDR	5,900	62,245

Total		62,245

Finland – 0.6%
CapMan Cl. B [a]	7,500	14,378
Vacon	400	14,926
Vaisala Cl. A	250	9,091

Total		38,395

France – 3.3%
Alten [a]	600	16,111
Boiron	500	18,292
Bollore	150	25,583
Exel Industries Cl. A	300	12,951
Fimalac	250	13,170
Manutan International	300	17,385
Societe BIC	700	49,783
Societe Internationale de Plantations d’Heveas	300	15,804
Vetoquinol	575	18,116
Virbac	260	26,633

Total		213,828

Germany – 3.5%
Carl Zeiss Meditec	3,500	56,902
Deutsche Beteiligungs	200	4,735
ElringKlinger	600	12,319
Fuchs Petrolub	200	12,995
Pfeiffer Vacuum Technology	400	32,838
Rational	300	42,008
STRATEC Biomedical Systems	1,600	49,801
Takkt	1,200	15,119

Total		226,717

Greece – 0.3%
Hellenic Exchanges	1,600	20,323

Total		20,323

Hong Kong – 4.6%
Alibaba.com	15,000	34,839
Asian Citrus Holdings	1,800	9,205
Chaoda Modern Agriculture	20,600	12,519
China Everbright International	36,000	14,632
Citic 1616 Holdings	39,000	10,366
Digital China Holdings	38,000	35,940
First Shanghai Investments [a]	64,000	8,506
KHD Humboldt Wedag International [a]	400	4,152
Luk Fook Holdings International	4,600	2,333
Minth Group	28,000	25,182
Orient Overseas International	3,100	15,840
Sa Sa International Holdings	24,000	10,467
Shenyin Wanguo (H.K.)	20,000	9,084
Shenzhen International Holdings	110,000	7,522
Sinolink Worldwide Holdings	72,000	18,116
Value Partners Group [a]	90,000	37,742
Xinyi Glass Holdings	55,000	38,677

Total		295,122

Italy – 1.6%
Azimut Holding	1,800	22,745
Bulgari	2,000	15,453
Recordati	5,000	35,377
Tod’s	400	27,335

Total		100,910

Japan – 10.3%
ABC-MART	600	18,682
Aioi Insurance	3,000	15,307
Alfresa Holdings	300	12,232
Asahi Holdings	600	10,180
Bunka Shutter	2,000	7,598
Circle K Sunkus	900	13,586
Create S D	700	16,142
Daiko Clearing Services	2,100	10,481
Daiseki Company	400	7,887
Disco	200	13,323
en-japan	14	19,168
Fuji Fire & Marine Insurance [a]	7,000	8,266
Glory	400	9,826
Ito En	600	11,109
JAFCO	500	15,290
Japan Logistics Fund	3	24,397
kabu.com Securities	15	18,131
Kenedix [a]	24	9,505
Kintetsu World Express	400	9,358
MISUMI Group	600	12,573
mixi [a]	2	13,212
Mizuho Investors Securities [a]	17,000	17,423
Mizuho Securities	5,700	20,764
Mochida Pharmaceutical	2,300	24,341
NAMCO BANDAI Holdings	800	8,190
Nifco	400	7,981
Nihon Parkerizing	1,500	18,699
Nissay Dowa General Insurance	3,000	15,340
Nomura Research Institute	700	16,649
Osaka Securities Exchange	6	27,271
Otsuka Corporation	200	11,965
Park24	1,200	13,823
Plenus Company	800	11,978
Ryohin Keikaku	200	10,360
Shimano	1,000	43,224
So-net M3	2	7,018
SPARX Group [a]	180	19,190
Sundrug	600	16,242
Sysmex Corporation	400	17,290
THK Company	1,500	29,377
Toho Titanium	600	8,135
Tokai Carbon	2,000	9,447
Toyo Tanso	200	10,360
Unicharm PetCare	400	14,883
Yusen Air & Sea Service	600	7,753

Total		663,956

Jersey – 0.6%
Randgold Resources ADR	600	41,928

Total		41,928

Luxembourg – 0.8%
Millicom International Cellular [a]	700	50,918

Total		50,918

Mexico – 5.2%
Bolsa Mexicana de Valores [a]	29,300	36,253
Desarrolladora Homex ADR [a]	1,200	45,336
Fresnillo	5,000	61,689
Grupo Aeroportuario del Centro Norte ADR	6,000	75,420
Grupo Aeroportuario del Pacifico ADR	2,500	70,475
Industrias Bachoco ADR	2,100	44,100

Total		333,273

Netherlands – 0.7%
Hunter Douglas	770	31,009
Nutreco Holding	300	14,593

Total		45,602

Norway – 0.6%
Ekornes	1,000	17,140
Tandberg	915	21,908

Total		39,048

Peru – 0.8%
Hochschild Mining	10,000	50,022

Total		50,022

Singapore – 1.9%
Kim Eng Holdings	21,300	30,241
Raffles Education	60,000	21,723
Singapore Exchange	8,000	47,819
UOB-Kay Hian Holdings	20,000	21,439

Total		121,222

South Africa – 2.1%
Astral Foods	1,400	19,380
Brait	13,000	32,881
Lewis Group	5,000	36,934
Net 1 UEPS Technologies [a]	900	18,864
Northam Platinum	7,000	30,751

Total		138,810

South Korea – 2.9%
Binggrae Company	195	7,108
Bukwang Pharmaceutical	1,000	12,137
Daewoong Pharmaceutical	175	8,570
Green Cross	350	41,587
GS Holdings	400	11,084
GS Home Shopping	231	13,998
MegaStudy Company	150	30,872
Mirae Asset Securities	530	31,667
Samsung Securities	550	32,069

Total		189,092

Sweden – 0.6%
HQ	1,300	25,734
Lundin Petroleum [a]	1,400	11,346

Total		37,080

Switzerland – 5.3%
Bank Sarasin & Cie Cl. B	874	36,350
Banque Privee Edmond de Rothschild	2	54,646
Geberit	300	46,087
Logitech International [a]	3,000	55,140
Partners Group Holding	500	60,986
Vontobel Holding	1,200	40,066
VZ Holding	700	50,796

Total		344,071

Taiwan – 0.6%
Chroma ATE	20,000	39,007

Total		39,007

United Arab Emirates – 1.5%
Lamprell	23,200	64,403
SHUAA Capital [a]	55,000	30,098

Total		94,501

United Kingdom – 6.5%
Ashmore Group	9,500	38,047
Begbies Traynor	6,400	11,200
Burberry Group	3,300	26,554
Diploma	4,700	12,995
Domino Printing Sciences	10,000	46,522
Investec	7,600	55,629
JKX Oil & Gas	2,000	8,876
Michael Page International	10,000	53,474
Schroders	2,700	47,163
Spirax-Sarco Engineering	4,000	66,803
Victrex	4,500	54,908

Total		422,171

United States – 4.5%
ChinaCast Education [a]	4,000	29,080
Claymore/AlphaShares China Small Cap Index ETF	2,700	63,504
Globe Specialty Metals [a]	4,000	36,080
Invesco	1,100	25,036
WaterFurnace Renewable Energy	2,000	50,474
Western Union	3,000	56,760
Yingli Green Energy Holding ADR [a]	2,500	31,150

Total		292,084

TOTAL COMMON STOCKS
(Cost $5,000,716)		5,837,439

PREFERRED STOCKS – 1.2%
Brazil – 1.2%
Duratex	2,900	45,916
Fertilizantes Fosfatados [a]	3,300	34,088

TOTAL PREFERRED STOCKS
(Cost $47,939)		80,004

REPURCHASE AGREEMENT – 8.8%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $568,000 (collateralized by obligations of various U.S. Government Agencies, 1.05% due 3/5/10, valued at $582,900) (Cost $568,000)		568,000

TOTAL INVESTMENTS – 100.3%
(Cost $5,616,655)		6,485,443

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(17,300)

NET ASSETS – 100.0%		$6,468,143

SCHEDULE OF INVESTMENTS
ROYCE FOCUS VALUE FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.0%

Consumer Products – 5.2%
Apparel, Shoes and Accessories - 1.3%
Coach	1,500	$49,380

Food/Beverage/Tobacco - 3.9%
Industrias Bachoco ADR	3,000	63,000
Sanderson Farms	2,200	82,808

		145,808

Total		195,188

Consumer Services – 1.8%
Retail Stores - 1.8%
Buckle (The)	2,000	68,280

Total		68,280

Diversified Investment Companies – 1.4%
Exchange Traded Funds - 1.4%
UltraShort 20+ Year Treasury ProShares [a]	1,200	52,812

Total		52,812

Financial Intermediaries – 8.7%
Insurance - 4.4%
Berkshire Hathaway Cl. B [a]	50	166,150

Securities Brokers - 4.3%
Knight Capital Group Cl. A [a]	7,500	163,125

Total		329,275

Financial Services – 9.6%
Investment Management - 7.5%
Federated Investors Cl. B	2,300	60,651
Franklin Resources	1,000	100,600
Partners Group Holding	700	85,381
U.S. Global Investors Cl. A	3,000	36,990

		283,622

Special Purpose Acquisition Corporation - 2.1%
Prospect Acquisition [a]	8,000	79,200

Total		362,822

Health – 1.2%
Medical Products and Devices - 1.2%
Stryker Corporation	1,000	45,430

Total		45,430

Industrial Products – 17.6%
Building Systems and Components - 1.3%
WaterFurnace Renewable Energy	2,000	50,474

Industrial Components - 2.3%
GrafTech International [a]	6,000	88,200

Metal Fabrication and Distribution - 8.5%
Nucor Corporation	2,000	94,020
Reliance Steel & Aluminum	2,500	106,400
Schnitzer Steel Industries Cl. A	1,500	79,875
Sims Metal Management ADR	2,000	39,860

		320,155

Miscellaneous Manufacturing - 1.5%
Rational	400	56,011

Pumps, Valves and Bearings - 1.4%
Gardner Denver [a]	1,500	52,320

Specialty Chemicals and Materials - 2.6%
Mosaic Company (The)	2,000	96,140

Total		663,300

Industrial Services – 9.3%
Commercial Services - 0.9%
Copart [a]	1,000	33,210

Engineering and Construction - 1.2%
Jacobs Engineering Group [a]	1,000	45,950

Food, Tobacco and Agriculture - 3.2%
CF Industries Holdings	600	51,738
Terra Industries	2,000	69,340

		121,078

Transportation and Logistics - 4.0%
Patriot Transportation Holding [a]	2,000	151,000

Total		351,238

Natural Resources – 27.7%
Energy Services - 7.9%
Major Drilling Group International	3,000	60,944
Pason Systems	5,500	63,957
Schlumberger	800	47,680
Tesco Corporation [a]	4,000	31,920
Unit Corporation [a]	2,300	94,875

		299,376

Oil and Gas - 2.7%
Exxon Mobil	1,500	102,915

Precious Metals and Mining - 13.3%
Fresnillo	5,000	61,689
Horsehead Holding Corporation [a]	5,000	58,600
Ivanhoe Mines [a]	7,000	89,530
Pan American Silver [a]	1,790	40,812
Seabridge Gold [a]	4,000	114,400
Silver Standard Resources [a]	6,500	138,840

		503,871

Real Estate - 0.9%
PICO Holdings [a]	1,000	33,350

Other Natural Resources - 2.9%
Magma Energy [a]	60,200	107,394

Total		1,046,906

Technology – 3.5%
Software - 1.6%
Microsoft Corporation	2,300	59,547

Telecommunications - 1.9%
ADTRAN	2,000	49,100
Corning	1,500	22,965

		72,065

Total		131,612

TOTAL COMMON STOCKS
(Cost $2,464,707)		3,246,863

REPURCHASE AGREEMENT – 19.2%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $726,000 (collateralized by obligations of various U.S. Government Agencies, 7.00% due 3/15/10, valued at $744,300) (Cost $726,000)	726,000

TOTAL INVESTMENTS – 105.2%
(Cost $3,190,707)	3,972,863

LIABILITIES LESS CASH AND OTHER ASSETS – (5.2)%	(196,018)

NET ASSETS – 100.0%	$3,776,845

SCHEDULE OF INVESTMENTS
ROYCE PARTNERS FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 65.6%

Consumer Products – 1.2%
Home Furnishing and Appliances - 1.2%
Hunter Douglas	400	$16,109

Total		16,109

Consumer Services – 1.2%
Restaurants and Lodgings - 1.2%
Starbucks Corporation [a]	800	16,520

Total		16,520

Diversified Investment Companies – 3.7%
Exchange Traded Funds - 3.7%
Claymore/AlphaShares China Small Cap Index ETF	600	14,112
UltraShort 20+ Year Treasury ProShares [a]	800	35,208

Total		49,320

Financial Intermediaries – 13.9%
Banking - 6.7%
Bank of New York Mellon (The)	1,000	28,990
Bank Sarasin & Cie Cl. B	514	21,377
Northern Trust	300	17,448
State Street	400	21,040

		88,855

Insurance - 4.3%
Alleghany Corporation [a]	40	10,362
Erie Indemnity Cl. A	300	11,238
Marsh & McLennan Companies	800	19,784
White Mountains Insurance Group	50	15,351

		56,735

Real Estate Investment Trusts - 1.1%
Cousins Properties	1,800	14,904

Securities Brokers - 1.8%
FBR Capital Markets [a]	1,200	7,116
Lazard Cl. A	400	16,524

		23,640

Total		184,134

Financial Services – 17.0%
Information and Processing - 6.4%
Interactive Data	500	13,105
MasterCard Cl. A	100	20,215
Morningstar [a]	600	29,136
Western Union	1,200	22,704

		85,160

Insurance Brokers - 1.2%
Aon Corporation	400	16,276

Investment Management - 9.4%
Ashmore Group	3,000	12,015
Cohen & Steers	1,200	28,800
Invesco	1,100	25,036
Partners Group Holding	100	12,197
T. Rowe Price Group	300	13,710
VZ Holding	300	21,770
Westwood Holdings Group	300	10,410

		123,938

Total		225,374

Industrial Products – 6.4%
Industrial Components - 2.5%
Amphenol Corporation Cl. A	300	11,304
GrafTech International [a]	1,500	22,050

		33,354

Machinery - 1.0%
Spirax-Sarco Engineering	800	13,360

Metal Fabrication and Distribution - 1.8%
Nucor Corporation	500	23,505

Pumps, Valves and Bearings - 1.1%
Graco	500	13,935

Total		84,154

Industrial Services – 12.9%
Advertising and Publishing - 1.1%
Omnicom Group	400	14,776

Commercial Services - 4.4%
Brink’s Company (The)	400	10,764
Copart [a]	300	9,963
Manpower	200	11,342
Ritchie Bros. Auctioneers	500	12,270
Sotheby’s	800	13,784

		58,123

Engineering and Construction - 1.9%
Fluor Corporation	500	25,425

Food, Tobacco and Agriculture - 1.4%
Potash Corporation of Saskatchewan	200	18,068

Transportation and Logistics - 4.1%
C. H. Robinson Worldwide	300	17,325
Expeditors International of Washington	500	17,575
Landstar System	500	19,030

		53,930

Total		170,322

Natural Resources – 7.0%
Energy Services - 2.9%
CARBO Ceramics	400	20,620
Schlumberger	300	17,880

		38,500

Oil and Gas - 1.3%
Transocean [a]	200	17,106

Precious Metals and Mining - 1.6%
Randgold Resources ADR	300	20,964

Other Natural Resources - 1.2%
Magma Energy [a]	9,000	16,056

Total		92,626

Technology – 1.9%
Software - 1.0%
Microsoft Corporation	500	12,945

Telecommunications - 0.9%
Corning	800	12,248

Total		25,193

Miscellaneous [d] – 0.4%
Total		5,275

TOTAL COMMON STOCKS
(Cost $724,846)		869,027

REPURCHASE AGREEMENT – 33.2%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $440,000 (collateralized by obligations of various U.S. Government Agencies, 3.625% due 10/18/13, valued at $454,219) (Cost $440,000)		440,000

TOTAL INVESTMENTS – 98.8%
(Cost $1,164,846)		1,309,027

CASH AND OTHER ASSETS LESS LIABILITIES – 1.2%		16,253

NET ASSETS – 100.0%		$1,325,280

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.7%

Consumer Products – 4.5%
Apparel, Shoes and Accessories - 3.6%
Columbia Sportswear [g]	4,700	$193,452
Volcom [a]	23,700	390,576
Warnaco Group (The) [a]	8,800	385,968

		969,996

Sports and Recreation - 0.9%
Thor Industries	7,500	232,125

Total		1,202,121

Consumer Services – 1.5%
Media and Broadcasting - 1.5%
Scripps Networks Interactive Cl. A	10,500	387,975

Total		387,975

Diversified Investment Companies – 1.7%
Exchange Traded Funds - 1.7%
UltraShort 20+ Year Treasury ProShares [a]	10,500	462,105

Total		462,105

Financial Intermediaries – 7.5%
Insurance - 6.0%
Alleghany Corporation [a]	1,622	420,179
Berkley (W.R.)	17,500	442,400
Markel Corporation [a]	1,400	461,748
Validus Holdings	11,000	283,800

		1,608,127

Securities Brokers - 1.5%
Lazard Cl. A	9,500	392,445

Total		2,000,572

Financial Services – 6.4%
Information and Processing - 1.6%
SEI Investments	22,200	436,896

Insurance Brokers - 1.6%
Brown & Brown	21,800	417,688

Investment Management - 3.2%
Evercore Partners Cl. A	15,400	449,988
Federated Investors Cl. B	16,000	421,920

		871,908

Total		1,726,492

Health – 3.2%
Health Services - 1.4%
ICON ADR [a]	14,600	357,554

Medical Products and Devices - 1.8%
Dentsply International	7,300	252,142
Immucor [a]	13,500	238,950

		491,092

Total		848,646

Industrial Products – 13.8%
Automotive - 0.8%
Gentex Corporation	15,200	215,080

Building Systems and Components - 2.0%
Drew Industries [a,g]	15,800	342,702
Simpson Manufacturing	7,400	186,924

		529,626

Industrial Components - 1.8%
GrafTech International [a]	33,800	496,860

Machinery - 3.4%
Astec Industries [a]	9,000	229,230
Columbus McKinnon [a]	12,500	189,375
Wabtec Corporation	12,900	484,137

		902,742

Metal Fabrication and Distribution - 3.9%
Reliance Steel & Aluminum	12,500	532,000
Sims Metal Management ADR	25,840	514,991

		1,046,991

Pumps, Valves and Bearings - 1.9%
Gardner Denver [a]	14,300	498,784

Total		3,690,083

Industrial Services – 22.5%
Commercial Services - 10.3%
Cintas Corporation	15,700	475,867
Corinthian Colleges [a]	32,600	605,056
CRA International [a]	12,400	338,396
MAXIMUS	9,900	461,340
MPS Group [a]	23,500	247,220
Robert Half International	11,000	275,220
Universal Technical Institute [a]	18,300	360,510

		2,763,609

Engineering and Construction - 1.5%
KBR	17,200	400,588

Food, Tobacco and Agriculture - 4.5%
Cal-Maine Foods	13,900	372,103
Intrepid Potash [a]	18,800	443,492
Terra Industries	11,400	395,238

		1,210,833

Industrial Distribution - 1.8%
MSC Industrial Direct Cl. A	10,900	475,022

Transportation and Logistics - 4.4%
Arkansas Best	10,700	320,358
Landstar System	14,200	540,452
Universal Truckload Services	19,324	319,040

		1,179,850

Total		6,029,902

Natural Resources – 13.5%
Energy Services - 12.6%
Calfrac Well Services	23,500	417,036
Helmerich & Payne	10,500	415,065
Major Drilling Group International	20,300	412,390
Oil States International [a]	16,700	586,671
Pason Systems	42,000	488,395
ShawCor Cl. A	21,500	581,553
Unit Corporation [a]	11,800	486,750

		3,387,860

Precious Metals and Mining - 0.9%
Randgold Resources ADR	3,400	237,592

Total		3,625,452

Technology – 8.7%
Aerospace and Defense - 0.9%
HEICO Corporation Cl. A	7,200	244,152

Components and Systems - 0.9%
Teradata Corporation [a]	8,500	233,920

IT Services - 1.3%
Total System Services	21,200	341,532

Semiconductors and Equipment - 2.2%
Cabot Microelectronics [a]	6,000	209,160
Rofin-Sinar Technologies [a]	16,400	376,544

		585,704

Software - 0.7%
Fair Isaac	9,500	204,155

Telecommunications - 2.7%
Comtech Telecommunications [a]	11,400	378,708
Harmonic [a]	52,400	350,032

		728,740

Total		2,338,203

Miscellaneous [d] – 3.4%
Total		917,048

TOTAL COMMON STOCKS
(Cost $18,046,657)		23,228,599

REPURCHASE AGREEMENT – 13.1%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $3,507,001 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 9/28/12, valued at $3,595,000) (Cost $3,507,000)		3,507,000

TOTAL INVESTMENTS – 99.8%
(Cost $21,553,657)		26,735,599

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		62,054

NET ASSETS – 100.0%		$26,797,653

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 81.8%

Consumer Products – 8.6%
Apparel, Shoes and Accessories - 5.4%
Anta Sports Products	18,300	$22,668
Daphne International Holdings	43,400	31,416
Luk Fook Holdings International	59,100	29,969
Movado Group [g]	4,150	60,300
True Religion Apparel [a]	1,200	31,116
Xinyu Hengdeli Holdings	18,750	5,177

		180,646

Food/Beverage/Tobacco - 0.9%
Thai Beverage PCL	176,100	31,253

Health, Beauty and Nutrition - 2.3%
NBTY [a]	800	31,664
NutriSystem [g]	2,900	44,254

		75,918

Total		287,817

Consumer Services – 5.4%
Online Commerce - 0.6%
1-800-FLOWERS.COM Cl. A [a]	5,636	19,444

Retail Stores - 4.8%
American Eagle Outfitters	1,950	32,877
Cash America International	1,200	36,192
DSW Cl. A [a,g]	1,400	22,358
EZCORP Cl. A [a]	2,800	38,248
Tiffany & Co.	800	30,824

		160,499

Total		179,943

Diversified Investment Companies – 0.3%
Exchange Traded Funds - 0.3%
UltraShort 20+ Year Treasury ProShares [a]	200	8,802

Total		8,802

Financial Intermediaries – 1.9%
Insurance - 1.1%
Fidelity National Financial Cl. A	1,300	19,604
Greenlight Capital Re Cl. A [a]	900	16,920

		36,524

Securities Brokers - 0.8%
Lazard Cl. A	700	28,917

Total		65,441

Financial Services – 6.2%
Diversified Financial Services - 1.0%
World Acceptance [a]	1,400	35,294

Information and Processing - 2.5%
FactSet Research Systems	400	26,496
Interactive Data [g]	2,200	57,662

		84,158

Investment Management - 2.7%
AllianceBernstein Holding L.P.	1,200	32,736
Evercore Partners Cl. A	800	23,376
Value Partners Group [a]	78,800	33,045

		89,157

Total		208,609

Health – 5.5%
Drugs and Biotech - 1.6%
Endo Pharmaceuticals Holdings [a]	1,300	29,419
WuXi PharmaTech Cayman ADR [a]	1,895	22,607

		52,026

Health Services - 3.9%
Air Methods [a,g]	605	19,705
Pharmaceutical Product Development [g]	3,550	77,887
Res-Care [a]	2,370	33,678

		131,270

Total		183,296

Industrial Products – 12.3%
Automotive - 2.8%
Minth Group	36,500	32,826
WABCO Holdings	1,750	36,750
Xinyi Glass Holdings	36,400	25,597

		95,173

Machinery - 3.0%
Hollysys Automation Technologies [a]	3,900	37,011
Jinpan International [g]	2,001	64,052

		101,063

Metal Fabrication and Distribution - 3.4%
China Metal Recycling Holdings [a]	27,800	30,777
Commercial Metals	1,300	23,270
Foster (L.B.) Company Cl. A [a]	800	24,464
Fushi Copperweld [a]	2,740	23,180
Kennametal	500	12,305

		113,996

Miscellaneous Manufacturing - 1.0%
China Automation Group	64,500	33,124

Pumps, Valves and Bearings - 0.7%
Kaydon Corporation	700	22,694

Specialty Chemicals and Materials - 1.4%
Kingboard Chemical Holdings	9,300	35,400
OM Group [a,g]	400	12,156

		47,556

Total		413,606

Industrial Services – 11.5%
Advertising and Publishing - 0.8%
ValueClick [a]	1,960	25,852

Commercial Services - 3.9%
Acacia Research-Acacia Technologies [a]	1,100	9,581
Copart [a]	800	26,568
Global Sources [a]	1,870	12,847
Monster Worldwide [a]	800	13,984
Team [a,g]	2,290	38,815
Waste Services [a]	6,305	29,129

		130,924

Engineering and Construction - 1.5%
KBR	1,500	34,935
NVR [a]	25	15,934

		50,869

Food, Tobacco and Agriculture - 3.6%
Cal-Maine Foods [g]	1,500	40,155
Chaoda Modern Agriculture	40,724	24,750
China Green (Holdings)	43,200	36,734
Hanfeng Evergreen [a]	1,400	7,924
Origin Agritech [a]	2,275	11,079

		120,642

Printing - 1.7%
CSS Industries [g]	1,400	27,678
Multi-Color Corporation	1,969	30,382

		58,060

Total		386,347

Natural Resources – 11.8%
Energy Services - 4.4%
CE Franklin [a]	5,300	36,358
Lufkin Industries	800	42,544
Patterson-UTI Energy	1,300	19,630
Rowan Companies [a]	1,050	24,224
Willbros Group [a]	1,600	24,368

		147,124

Oil and Gas - 2.0%
Arena Resources [a]	1,000	35,500
St. Mary Land & Exploration	1,000	32,460

		67,960

Precious Metals and Mining - 5.4%
Market Vectors Gold Miners ETF [g]	1,800	81,522
Randgold Resources ADR	600	41,928
Seabridge Gold [a,g]	2,000	57,200

		180,650

Total		395,734

Technology – 14.0%
Aerospace and Defense - 1.1%
BE Aerospace [a]	600	12,084
Integral Systems [a]	3,840	26,496

		38,580

Components and Systems - 3.7%
AAC Acoustic Technologies Holdings	34,300	37,575
Logitech International [a,g]	1,800	33,084
VTech Holdings	2,500	21,532
Western Digital [a]	850	31,051

		123,242

IT Services - 1.9%
AsiaInfo Holdings [a,g]	2,200	43,934
Yucheng Technologies [a,g]	2,785	19,968

		63,902

Semiconductors and Equipment - 2.8%
IPG Photonics [a]	1,700	25,840
Lam Research [a,g]	700	23,912
MEMC Electronic Materials [a]	1,300	21,619
Varian Semiconductor Equipment Associates [a]	700	22,988

		94,359

Software - 1.4%
American Software Cl. A	4,070	26,577
SkillSoft ADR [a]	2,100	20,160

		46,737

Telecommunications – 3.1%
Comtech Telecommunications [a,g]	1,700	56,474
Tekelec [a]	2,850	46,826

		103,300

Total		470,120

Miscellaneous [d] – 4.3%
Total		144,967

TOTAL COMMON STOCKS
(Cost $2,125,141)		2,744,682

REPURCHASE AGREEMENT – 18.9%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $635,000 (collateralized by obligations of various U.S. Government Agencies, due 12/24/09, valued at $654,804) (Cost $635,000)		635,000

TOTAL INVESTMENTS – 100.7%
(Cost $2,760,141)		3,379,682

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%		(22,518)

NET ASSETS – 100.0%		$3,357,164

SECURITIES SOLD SHORT

COMMON STOCKS – 12.0%

Diversified Investment Companies – 10.8%
Closed-End Funds - 2.0%
Morgan Stanley China A Share Fund	2,100	$67,599

Exchange Traded Funds - 8.8%
iShares MSCI Emerging Markets Index Fund	1,700	66,147
iShares MSCI Hong Kong Index Fund	4,200	65,184
iShares Russell 2000 Index Fund	1,000	60,230
Ultra S&P500 ProShares	3,000	102,990

		294,551

Total		362,150

Financial Services – 1.2%
Investment Management - 1.2%
Ameriprise Financial	1,100	39,963

Total		39,963

TOTAL SECURITIES SOLD SHORT
(Proceeds $349,619)		$402,113

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 87.5%

Australia – 2.1%
Sims Metal Management ADR	8,000	$159,440

Total		159,440

Austria – 5.4%
Mayr-Melnhof Karton	2,000	202,732
Semperit AG Holding	5,500	208,052

Total		410,784

Belgium – 3.0%
Sipef	4,500	226,987

Total		226,987

Brazil – 1.6%
Amil Participacoes	7,100	38,914
OdontoPrev	4,100	83,199

Total		122,113

Canada – 15.8%
Ensign Energy Services	7,100	107,695
Ivanhoe Mines [a]	12,000	153,480
Major Drilling Group International	10,000	203,148
Pan American Silver [a]	3,000	68,400
Pason Systems	10,000	116,285
Red Back Mining [a]	4,500	50,563
Silver Standard Resources [a]	4,000	85,440
Sprott	40,000	149,068
Tesco Corporation [a]	15,000	119,700
Trican Well Service	12,000	155,793

Total		1,209,572

Cayman Islands – 2.0%
Endeavour Financial	100,000	155,513

Total		155,513

China – 1.0%
Simcere Pharmaceutical Group ADR [a]	5,000	39,800
3SBio ADR [a]	3,000	33,000

Total		72,800

Denmark – 1.6%
H Lundbeck	6,000	124,434

Total		124,434

Finland – 0.9%
Vaisala Cl. A	2,000	72,728

Total		72,728

France – 4.4%
Alten [a]	8,500	228,246
Boiron	3,000	109,751

Total		337,997

Germany – 7.7%
Carl Zeiss Meditec	13,100	212,977
Pfeiffer Vacuum Technology	3,000	246,282
Rational	900	126,025

Total		585,284

Hong Kong – 2.5%
China Green (Holdings)	38,000	32,312
Citic 1616 Holdings	127,000	33,757
Value Partners Group [a]	300,000	125,806

Total		191,875

Italy – 1.8%
Recordati	20,000	141,506

Total		141,506

Jersey – 1.7%
Randgold Resources ADR	1,900	132,772

Total		132,772

Mexico – 4.4%
Fresnillo	15,000	185,066
Industrias Bachoco ADR	7,100	149,100

Total		334,166

Papua New Guinea – 1.2%
Lihir Gold [a]	36,200	89,420

Total		89,420

Peru – 1.3%
Hochschild Mining	20,000	100,044

Total		100,044

South Africa – 5.6%
Aquarius Platinum [a]	25,000	111,071
Discovery Holdings	32,500	126,331
Lewis Group	12,500	92,336
Northam Platinum	22,500	98,842

Total		428,580

South Korea – 0.5%
Bukwang Pharmaceutical	3,000	36,410

Total		36,410

Switzerland – 1.3%
Partners Group Holding	800	97,578

Total		97,578

United Arab Emirates – 2.4%
Lamprell	65,000	180,439

Total		180,439

United Kingdom – 4.8%
Ashmore Group	40,000	160,199
Burberry Group	7,000	56,327
Spirax-Sarco Engineering	9,000	150,306

Total		366,832

United States – 14.5%
Gardner Denver [a]	2,000	69,760
Intrepid Potash [a]	5,500	129,745
Knight Capital Group Cl. A [a]	6,500	141,375
Schnitzer Steel Industries Cl. A	2,500	133,125
Terra Industries	5,000	173,350
UltraShort 20+ Year Treasury ProShares [a]	2,600	114,426
UltraShort Consumer Services ProShares [a]	1,000	44,110
UltraShort Health Care ProShares [a]	900	37,422
UltraShort Industrials ProShares [a]	1,400	39,564
UltraShort Real Estate ProShares [a]	2,000	19,380
UltraShort Utilities ProShares	900	21,708
Unit Corporation [a]	4,500	185,625

Total		1,109,590

TOTAL COMMON STOCKS
(Cost $6,085,813)		6,686,864

PREFERRED STOCK – 1.7%
Brazil – 1.7%
Duratex
(Cost $80,285)	8,000	126,665

REPURCHASE AGREEMENT – 9.3%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $713,000 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 9/28/12, valued at $735,000) (Cost $713,000)		713,000

TOTAL INVESTMENTS – 98.5%
(Cost $6,879,098)		7,526,529

CASH AND OTHER ASSETS LESS LIABILITIES – 1.5%		116,696

NET ASSETS – 100.0%		$7,643,225

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 80.2%

Consumer Products – 4.1%
Apparel, Shoes and Accessories - 2.6%
Coach	200	$6,584
Gildan Activewear [a]	950	18,734
Polo Ralph Lauren [g]	45	3,448

		28,766

Food/Beverage/Tobacco - 1.5%
Campbell Soup	200	6,524
Molson Coors Brewing Cl. B	200	9,736

		16,260

Total		45,026

Consumer Services – 1.0%
Retail Stores - 1.0%
Charming Shoppes [a]	2,300	11,293

Total		11,293

Diversified Investment Companies – 2.5%
Exchange Traded Funds - 2.5%
iShares MSCI Australia Index Fund	840	18,984
UltraShort 20+ Year Treasury ProShares [a]	200	8,802

Total		27,786

Financial Intermediaries – 9.5%
Banking - 1.0%
Fifth Third Bancorp	1,100	11,143

Insurance - 6.8%
Leucadia National [a]	950	23,484
Marsh & McLennan Companies	100	2,473
PartnerRe	220	16,927
Wesco Financial	100	32,550

		75,434

Securities Brokers - 1.7%
Knight Capital Group Cl. A [a]	100	2,175
TD AmeriTrade Holding Corporation [a]	825	16,186

		18,361

Total		104,938

Financial Services – 2.4%
Information and Processing - 1.5%
Equifax	580	16,901

Insurance Brokers - 0.9%
Brown & Brown	500	9,580

Total		26,481

Health – 5.1%
Commercial Services - 1.5%
AmerisourceBergen Corporation	750	16,785

Drugs and Biotech - 1.3%
Endo Pharmaceuticals Holdings [a]	620	14,031

Medical Products and Devices - 2.3%
C.R. Bard	100	7,861
Kinetic Concepts [a]	490	18,120

		25,981

Total		56,797

Industrial Products – 20.8%
Automotive - 3.2%
Autoliv	100	3,360
Hertz Global Holdings [a]	2,250	24,367
WABCO Holdings	340	7,140

		34,867

Building Systems and Components - 1.0%
Simpson Manufacturing	450	11,367

Industrial Components - 2.8%
Hubbell Cl. B	540	22,680
PerkinElmer	450	8,658

		31,338

Metal Fabrication and Distribution - 1.8%
Steel Dynamics	1,290	19,788

Miscellaneous Manufacturing - 0.6%
Harsco Corporation	200	7,082

Paper and Packaging - 2.0%
Greif Cl. A	220	12,111
Silgan Holdings	200	10,546

		22,657

Pumps, Valves and Bearings - 2.1%
Flowserve Corporation	200	19,708
Gardner Denver [a]	100	3,488

		23,196

Specialty Chemicals and Materials - 5.3%
Albemarle Corporation	490	16,954
Cabot Corporation	700	16,177
Lubrizol Corporation (The)	230	16,436
Olin Corporation	500	8,720

		58,287

Other Industrial Products - 2.0%
Cooper Industries Cl. A	580	21,791

Total		230,373

Industrial Services – 9.2%
Advertising and Publishing - 1.8%
Omnicom Group	550	20,317

Commercial Services - 4.9%
Cintas Corporation	750	22,733
Copart [a]	105	3,487
Grupo Aeroportuario del Centro Norte ADR	900	11,313
UniFirst Corporation	200	8,890
United Rentals [a]	700	7,210

		53,633

Industrial Distribution - 1.5%
Russel Metals	1,000	15,934

Transportation and Logistics - 1.0%
Landstar System	300	11,418

Total		101,302

Natural Resources – 1.8%
Energy Services - 1.8%
ENSCO International	160	6,806
Oil States International [a]	360	12,647

Total		19,453

Technology – 20.8%
Aerospace and Defense - 5.4%
Alliant Techsystems [a,g]	308	23,978
Orbital Sciences [a]	300	4,491
Rockwell Collins	330	16,764
Teledyne Technologies [a]	400	14,396

		59,629

Components and Systems - 2.5%
AVX Corporation	700	8,351
Diebold	300	9,879
Thomas & Betts [a]	300	9,024

		27,254

Distribution - 1.6%
Anixter International [a]	300	12,033
Arrow Electronics [a,g]	200	5,630

		17,663

IT Services - 1.5%
SRA International Cl. A [a]	760	16,408

Semiconductors and Equipment - 3.0%
International Rectifier [a]	1,700	33,133

Software - 3.8%
Autodesk [a]	600	14,280
National Instruments	200	5,526
NCR Corporation [a]	1,600	22,112

		41,918

Telecommunications - 3.0%
MasTec [a]	1,430	17,375
Polycom [a]	600	16,050

		33,425

Total		229,430

Utilities – 0.4%
EQT Corporation	100	4,260

Total		4,260

Miscellaneous [d] – 2.6%
Total		28,526

TOTAL COMMON STOCKS
(Cost $809,311)		885,665

REPURCHASE AGREEMENT – 29.1%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $322,000 (collateralized by obligations of various U.S. Government Agencies, due 12/24/09, valued at $334,900) (Cost $322,000)		322,000

TOTAL INVESTMENTS – 109.3%
(Cost $1,131,311)		1,207,665

LIABILITIES LESS CASH AND OTHER ASSETS – (9.3)%		(102,808)

NET ASSETS – 100.0%		$1,104,857

SCHEDULE OF INVESTMENTS
ROYCE ASIA-PACIFIC SELECT FUND
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.6%

China – 21.1%
AsiaInfo Holdings [a]	1,500	$29,955
ATA ADR [a]	3,900	21,957
China High Speed Transmission Equipment Group [g]	3,200	6,565
China Shineway Pharmaceutical Group	20,000	21,368
Ctrip.com International ADR [a,g]	100	5,879
E-House China Holdings ADR [a,g]	2,000	42,720
Golden Eagle Retail Group	11,000	18,423
Shandong Weigao Group Medical Polymer	5,600	18,498
Simcere Pharmaceutical Group ADR [a,g]	2,000	15,920
The9 ADR [g]	900	6,975
3SBio ADR [a,g]	3,100	34,100

Total		222,360

Hong Kong – 33.4%
AAC Acoustic Technologies Holdings	5,000	5,477
China Pharmaceutical Group	16,400	9,163
China Power New Energy Development Company [a]	280,000	14,813
China Yurun Food Group	16,600	35,770
Citic 1616 Holdings	100,500	26,713
Comba Telecom Systems Holdings	28,000	28,578
Digital China Holdings	18,300	17,308
Huabao International Holdings	34,000	36,457
Inspur International	157,600	20,742
Luk Fook Holdings International	15,900	8,063
Sa Sa International Holdings	61,000	26,604
Shimao Property Holdings	9,500	16,107
Sino Biopharmaceutical	156,000	36,031
SinoMedia Holding	82,100	15,890
Value Partners Group [a]	61,000	25,580
VTech Holdings	1,750	15,073
Wasion Group Holdings	16,000	13,956

Total		352,325

Singapore – 5.9%
Biosensors International Group [a]	32,000	14,084
Raffles Education [g]	25,400	9,196
Raffles Medical Group	11,300	10,910
Singapore Airport Terminal Services	7,000	11,231
Singapore Press Holdings	6,000	16,441

Total		61,862

South Korea – 13.6%
Green Cross	410	48,716
Hanmi Pharm Company	316	32,183
MegaStudy Company	200	41,163
NCSoft Corporation	150	21,515

Total		143,577

Taiwan – 19.5%
Chroma ATE	19,000	37,057
Delta Electronics [g]	9,000	25,616
Paragon Technologies	9,000	26,260
Shin Zu Shing	2,000	11,167
St. Shine Optical	6,000	30,608
Taiwan Hon Chuan Enterprise	17,000	26,599
WPG Holdings	34,000	48,121

Total		205,428

United States – 4.1%
ChinaCast Education [a,g]	3,400	24,718
Yingli Green Energy Holding ADR [a]	1,500	18,690

Total		43,408

TOTAL COMMON STOCKS
(Cost $956,187)		1,028,960

REPURCHASE AGREEMENT – 8.0%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $84,000 (collateralized by obligations of various U.S. Government Agencies, due 12/24/09, valued at $89,973) (Cost $84,000)		84,000

TOTAL INVESTMENTS – 105.6%
(Cost $1,040,187)		1,112,960

LIABILITIES LESS CASH AND OTHER ASSETS – (5.6)%		(58,930)

NET ASSETS – 100.0%		$1,054,030

SECURITIES SOLD SHORT

COMMON STOCKS – 11.8%

Diversified Investment Companies – 10.1%
Closed-End Funds - 3.7%
Morgan Stanley China A Share Fund	1,200	$38,628

Exchange Traded Funds - 6.4%
iShares FTSE/Xinhua China 25 Index Fund	600	24,564
iShares MSCI South Korea Index Fund	900	42,642

		67,206

Total		105,834

Industrial Products – 1.7%
Other Industrial Products - 1.7%
Suntech Power Holdings ADR	1,200	18,240

Total		18,240

TOTAL SECURITIES SOLD SHORT
(Proceeds $117,379)		$124,074

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2009. Total market value of loaned securities as of September 30, 2009 was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$124,685,240
Royce Micro-Cap Fund	24,314,564
Royce Premier Fund	185,637,140
Royce Low-Priced Stock Fund	135,555,371
Royce Total Return Fund	25,063,581
Royce Heritage Fund	7,901,636
Royce Opportunity Fund	99,940,615
Royce Special Equity Fund	7,528,438
Royce Value Fund	7,814,103
Royce Value Plus Fund	111,894,586

[c]	At September 30, 2009, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[d]	Includes securities first acquired in 2009 and less than 1% of net assets.
[e]	Securities for which market quotations are not readily available represent 0.4%, 0.3%, 1.8% and 1.1% of net assets for Royce Micro-Cap Fund, Royce Heritage Fund, Royce Financial Services Fund and Royce Dividend Value Fund, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.
[f]	This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.
[g]	All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At September 30, 2009, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,379,864,172	$293,097,987	$775,833,842	$482,735,855
Royce Micro-Cap Fund	964,836,488	52,788,122	181,470,302	128,682,180
Royce Premier Fund	4,119,513,836	889,829,169	1,089,659,099	199,829,930
Royce Low-Priced Stock Fund	2,885,378,618	404,565,691	786,618,332	382,052,641
Royce Total Return Fund	3,616,720,070	325,796,363	786,746,609	460,950,246
Royce Heritage Fund	158,925,191	24,691,683	33,165,864	8,474,181
Royce Opportunity Fund	1,888,895,946	(161,719,202)	234,085,039	395,804,241
Royce Special Equity Fund	831,558,144	171,170,386	186,390,920	15,220,534
Royce Value Fund	1,258,326,957	90,563,070	169,608,430	79,045,360
Royce Value Plus Fund	3,268,824,610	(107,997,285)	336,066,348	444,063,633
Royce 100 Fund	158,469,746	23,164,858	24,874,021	1,709,163
Royce Discovery Fund	3,228,971	(272,697)	459,694	732,391
Royce Financial Services Fund	14,847,535	113,180	1,614,138	1,500,958
Royce Dividend Value Fund	16,473,147	1,631,271	2,331,907	700,636
Royce European Smaller-Companies Fund	5,588,821	(231,301)	482,191	713,492
Royce Global Value Fund	44,888,563	(76,481)	4,997,219	5,073,700
Royce SMid-Cap Value Fund	7,258,802	541,267	705,042	163,775
Royce International Smaller-Companies Fund	5,616,655	868,788	1,092,005	223,217
Royce Focus Value Fund	3,190,707	782,156	808,841	26,685
Royce Partners Fund	1,164,846	144,181	152,573	8,392
Royce Select Fund I	21,592,574	5,143,025	5,325,200	182,175
Royce Select Fund II	2,415,658	561,911	687,671	125,760
Royce Global Select Fund	6,888,957	637,572	1,282,490	644,918
Royce SMid-Cap Select Fund	1,133,622	74,043	79,505	5,462
Royce Asia-Pacific Select Fund	922,808	66,078	103,880	37,802

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Equities	$4,081,028,733	$184,959,496	$–	$4,265,988,229
Cash equivalents	–	406,973,930	–	406,973,930
Royce Micro-Cap Fund
Equities	607,900,237	245,658,670	3,974,999	857,533,906
Cash equivalents	–	160,090,704	–	160,090,704
Royce Premier Fund
Equities	4,001,387,075	389,382,454	–	4,390,769,529
Cash equivalents	–	618,573,476	–	618,573,476
Royce Low-Priced Stock Fund
Equities	2,596,696,459	484,578,930	–	3,081,275,389
Cash equivalents	–	208,668,920	–	208,668,920
Royce Total Return Fund
Equities	3,573,055,540	190,462,597	–	3,763,518,137
Fixed income	–	20,254,420	–	20,254,420
Cash equivalents	–	158,743,876	–	158,743,876
Royce Heritage Fund
Equities	142,277,589	24,499,894	524,209	167,301,692
Cash equivalents	–	16,315,182	–	16,315,182
Royce Opportunity Fund
Equities	1,528,169,427	16,530,097	–	1,544,699,524
Fixed income	–	5,243,848	–	5,243,848
Cash equivalents	–	177,233,372	–	177,233,372
Royce Special Equity Fund
Equities	787,762,116	11,266,522	–	799,028,638
Cash equivalents	–	203,699,892	–	203,699,892
Royce Value Fund
Equities	1,137,387,437	99,194,815	–	1,236,582,252
Cash equivalents	–	112,307,775	–	112,307,775
Royce Value Plus Fund
Equities	2,656,971,257	189,744,715	–	2,846,715,972
Cash equivalents	–	314,111,353	–	314,111,353
Royce 100 Fund
Equities	143,661,506	11,834,098	–	155,495,604
Cash equivalents	–	26,139,000	–	26,139,000
Royce Discovery Fund
Equities	2,830,608	666	–	2,831,274
Cash equivalents	–	125,000	–	125,000
Royce Financial Services Fund
Equities	9,313,678	3,750,687	262,350	13,326,715
Cash equivalents	–	1,634,000	–	1,634,000
Royce Dividend Value Fund
Equities	13,819,470	2,352,782	203,166	16,375,418
Cash equivalents	–	1,729,000	–	1,729,000
Royce European Smaller-Companies Fund
Equities	101,028	4,686,492	–	4,787,520
Cash equivalents	–	570,000	–	570,000
Royce Global Value Fund
Equities	16,428,043	25,651,039	–	42,079,082
Cash equivalents	–	2,733,000	–	2,733,000
Royce SMid-Cap Value Fund
Equities	6,496,771	246,298	–	6,743,069
Cash equivalents	–	1,057,000	–	1,057,000
Royce International Smaller-Companies Fund
Equities	1,615,175	4,302,268	–	5,917,443
Cash equivalents	–	568,000	–	568,000
Royce Focus Value Fund
Equities	2,715,063	531,800	–	3,246,863
Cash equivalents	–	726,000	–	726,000
Royce Partners Fund
Equities	756,143	112,884	–	869,027
Cash equivalents	–	440,000	–	440,000
Royce Select Fund I
Equities	21,329,225	1,899,374	–	23,228,599
Cash equivalents	–	3,507,000	–	3,507,000
Royce Select Fund II
Equities	2,207,206	537,476	–	2,744,682
Cash equivalents	–	635,000	–	635,000
Royce Global Select Fund
Equities	2,050,722	4,762,807	–	6,813,529
Cash equivalents	–	713,000	–	713,000
Royce SMid-Cap Select Fund
Equities	852,430	33,235	–	885,665
Cash equivalents	–	322,000	–	322,000
Royce Asia-Pacific Select Fund
Equities	200,914	828,046	–	1,028,960
Cash equivalents	–	84,000	–	84,000

Short positions:
	Level 1	Level 2	Level 3	Total

Royce Select Fund II
Equities	$(402,113)	$–	$–	$(402,113)
Royce Asia-Pacific Select Fund
Equities	(124,074)	–	–	(124,074)

Level 3 Reconciliation:

		Change in Unrealized
	Balance as of	Appreciation		Transfers		Realized	Balance as of
	12/31/08	(Depreciation)	Purchases	In	Sales	Gain (Loss)	9/30/09

Royce Pennsylvania Mutual Fund
Equities	$–	$–	$–	$–	$2	$2	$–
Royce Micro-Cap Fund
Equities	3,642,854	332,145	–	–	5	5	3,974,999
Royce Total Return Fund
Equities	7,000	2,212,375	–	–	70,000	(2,149,375)	–
Royce Heritage Fund
Equities	457,380	1,219	1,634	63,976	–	–	524,209
Royce Financial Services Fund
Equities	240,428	21,922	–	–	–	–	262,350
Royce Dividend Value Fund
Equities	186,190	16,976	–	–	–	–	203,166

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2009:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/08	12/31/08	Purchases	Sales	(Loss)	Income	9/30/09	9/30/09

Royce Pennsylvania Mutual Fund
Home Diagnostics	878,647	$4,366,876	$–	$–	$–	$–	878,647	$5,939,654
Nutraceutical International	737,810	5,673,759	–	–	–	–	737,810	8,315,119
Obagi Medical Products	750,700	5,600,222	2,299,383	–	–	–	1,131,230	13,122,268
Pervasive Software	1,461,500	6,182,145	–	–	–	–	1,461,500	7,234,425
Rimage Corporation	603,803	8,096,998	1,092,605	676,666	(188,938)	–	648,314	11,079,686
Stanley Furniture	689,924	5,464,198	–	–	–	–	689,924	7,154,512
U.S. Physical Therapy	905,675	12,072,648	–	–	–	–	905,675	13,648,522
Universal Stainless & Alloy Products*	380,527	5,513,836	–	11,509,607	(6,556,906)	–
Weyco Group	590,500	19,516,025	–	–	–	259,820	590,500	13,522,450
Winnebago Industries*	1,840,300	11,097,009	10,136	7,665,493	(5,285,572)	–
Zapata Corporation	1,009,600	6,087,888	–	–	–	–	1,009,600	7,026,816
		89,671,604			(12,031,416)	259,820		87,043,452
Royce Micro-Cap Fund
Arctic Cat	974,200	4,666,418	288,000	–	–	–	1,014,200	7,160,252
AS Creation Tapeten	157,400	3,951,574	202,215	196,749	(77,137)	215,812	159,650	5,604,632
Cache	779,000	1,573,580	–	5,216	406	–	775,800	3,847,968
CryptoLogic	726,975	1,664,773	228,792	123,405	(62,744)	52,755	751,575	4,441,808
GP Strategies	660,700	2,973,150	1,792,468	111,490	2,042	–	1,002,900	7,511,721
Key Technology	208,043	3,929,932	2,612,806	–	–	–	405,314	4,357,125
LaCrosse Footwear	487,269	6,081,117	211,266	–	–	184,326	507,669	6,218,945
PLATO Learning*	1,315,000	1,578,000	–	4,084,950	(2,122,808)	–
TGC Industries	1,115,613	2,309,319	–	4	(1)	–	1,171,393	5,681,256
ULURU	3,344,310	936,407	161,882	–	–	–	4,423,519	928,939
Willdan Group*	424,900	807,310	–	3,896,059	(3,390,503)	–
World Energy Solutions	3,781,000	1,087,286	283,799	–	–	–	428,100	1,404,168
		31,558,866			(5,650,745)	452,893		47,156,814
Royce Premier Fund
Arkansas Best	2,056,902	61,933,319	–	6,666,563	(2,343,170)	903,106	1,906,902	57,092,646
Cabot Microelectronics	1,886,200	49,173,234	–	4,780,418	(678,706)	–	1,736,200	60,523,932
Cal-Maine Foods	–	–	42,753,241	–	–	73,751	1,494,410	40,005,355
Ceradyne*	2,495,700	50,687,667	–	87,689,362	(39,036,476)	–
Cognex Corporation	2,937,717	43,478,212	277,485	–	–	737,929	2,957,717	48,447,404
Dionex Corporation	1,227,700	55,062,345	2,982,559	–	–	–	1,294,500	84,103,665
Ethan Allen Interiors	1,454,100	20,895,417	4,240,715	–	–	635,691	1,758,790	29,020,035
Fossil	4,170,790	69,652,193	–	10,785,433	(2,930,650)	–	3,835,290	109,114,001
Knight Capital Group Cl. A*	4,667,200	75,375,280	–	–	–	–
Lincoln Electric Holdings	2,469,597	125,776,575	405,217	–	–	2,002,777	2,478,497	117,604,683
MKS Instruments	2,941,910	43,510,849	–	–	–	–	2,941,910	56,749,444
Nu Skin Enterprises Cl. A	4,086,500	42,622,195	–	10,827,508	(3,352,850)	1,351,469	3,628,900	67,243,517
Pan American Silver*	5,380,744	91,849,300	966,505	36,201,781	(6,968,103)	–
Sanderson Farms	1,142,000	39,467,520	36,855,931	–	–	593,795	1,957,391	73,676,197
Schnitzer Steel Industries Cl. A	1,715,600	64,592,340	–	17,163,721	(7,607,584)	81,703	1,520,238	80,952,674
Silver Standard Resources	3,827,399	61,008,740	5,281,736	–	–	–	4,116,399	87,926,283
Simpson Manufacturing	3,358,986	93,245,451	–	1,673,679	(243,046)	1,338,594	3,308,986	83,584,986
Thor Industries	3,979,300	52,447,174	–	6,767,570	(2,782,751)	548,352	3,804,300	117,743,085
Timberland Company (The) Cl. A	2,893,900	33,424,545	–	–	–	–	2,893,900	40,283,088
Unit Corporation	2,920,474	78,035,065	–	–	–	–	2,920,474	120,469,553
Woodward Governor	3,841,024	88,420,373	–	–	–	691,384	3,841,024	93,183,242
		1,240,657,794			(65,943,336)	8,958,551		1,367,723,790
Royce Low-Priced Stock Fund
Alamos Gold*	5,048,400	35,782,503	–	1,208,342	139,308	–
Caliper Life Sciences*	2,431,229	2,358,292	–	5,525,319	(4,681,877)	–
Castle (A.M.) & Co.	2,239,667	24,255,593	–	9,517,691	(6,108,404)	131,380	1,849,667	18,385,690
Ceradyne	–	–	31,107,915	–	–	–	1,583,100	29,018,223
CEVA	1,281,400	8,969,800	–	–	–	–	1,281,400	13,775,050
Cross Country Healthcare	2,215,704	19,476,038	885,858	–	–	–	2,328,100	21,674,611
DivX	2,187,507	11,440,661	–	5,834,032	(3,928,811)	–	1,822,507	9,950,888
Gammon Gold*	7,283,100	39,838,557	–	18,962,392	(2,036,120)	–
Hecla Mining*	9,086,000	25,440,800	–	24,862,744	(8,964,812)	–
HEICO Corporation Cl. A	1,016,100	29,426,256	4,301,077	472,037	153,543	133,060	1,201,563	40,745,001
Houston Wire & Cable	1,291,200	12,021,072	–	–	–	329,256	1,291,200	14,267,760
Imperial Sugar	718,360	10,301,282	1,507,500	2,373,592	333,516	86,511	763,740	9,684,223
Integral Systems	354,294	4,269,243	9,796,047	–	–	–	1,366,294	9,427,429
iPass*	3,526,917	4,302,839	–	13,380,605	(10,740,665)	456,453
KKR Financial Holdings*	9,036,960	14,278,397	–	21,788,789	(16,573,645)	–
Korn/Ferry International*	2,776,663	31,709,491	–	18,825,551	(9,684,749)	–
KVH Industries	1,150,200	5,958,036	–	–	–	–	1,150,200	11,490,498
LECG Corporation	1,722,490	11,557,908	–	–	–	–	1,722,490	6,045,940
Natuzzi ADR*	3,015,400	7,236,960	–	5,180,091	(39,670)	–
NetList*	1,620,100	484,410	–	4,795,496	(4,441,516)	–
New Frontier Media	2,126,488	3,615,030	–	404,513	(81,766)	–	1,903,000	4,091,450
Novatel Wireless	3,119,300	14,473,552	1,366,270	17,639,461	(7,267,619)	–	1,992,176	22,631,119
Nu Skin Enterprises Cl. A*	3,621,200	37,769,116	–	9,021,354	(721,970)	1,177,715
PC-Tel	1,295,592	8,512,039	–	–	–	–	1,295,592	8,097,450
Sigma Designs	1,769,758	16,812,701	8,267,862	8,389,877	(2,650,963)	–	1,907,658	27,718,271
Tesco Corporation	3,077,305	21,971,958	–	–	–	–	3,077,305	24,556,894
Total Energy Services	1,966,700	5,974,180	–	–	–	209,111	1,966,700	8,909,068
TrueBlue*	2,769,100	26,500,287	–	13,968,587	(6,476,259)	–
TTM Technologies	2,350,035	12,243,682	–	–	–	–	2,350,035	26,954,901
Winnebago Industries*	2,120,535	12,786,826	–	16,083,000	(8,586,083)	–
		459,767,509			(92,358,562)	2,523,486		307,424,466
Royce Total Return Fund
Bancorp Rhode Island	261,300	5,539,560	–	–	–	133,263	261,300	6,527,274
Chase Corporation	753,974	8,512,366	–	–	–	–	753,974	8,821,496
Heidrick & Struggles International*	834,761	17,980,752	–	25,754,909	(11,489,122)	257,826
LSI Industries*	1,159,992	7,969,145	–	–	–	173,999
Mueller (Paul) Company	116,700	3,553,515	–	–	–	70,020	116,700	2,334,000
Peapack-Gladstone Financial	441,091	11,750,664	–	12	(4)	164,306	463,145	7,438,109
Starrett (L.S.) Company (The) Cl. A	529,400	8,523,340	–	–	–	190,584	529,400	5,505,760
		63,829,342			(11,489,126)	989,998		30,626,639
Royce Opportunity Fund
AXT	1,077,272	1,454,317	794,000	–	–	–	1,755,452	3,370,468
Bottomline Technologies*	1,341,923	9,527,653	20,105	3,285,334	(418,901)	–
Bowne & Co.*	1,180,200	6,939,576	763,826	7,671,078	(3,612,416)	–
BTU International	497,954	1,991,816	472,280	–	–	–	600,455	3,698,803
Cambrex Corporation	1,334,708	6,166,351	863,355	722,954	(404,020)	–	1,560,908	9,833,721
ClearOne Communications	699,862	2,750,458	15,550	15,550	(2,527)	–	699,862	1,903,625
Concurrent Computer	315,987	1,074,356	631,474	29,665	(11,879)	–	452,287	2,080,520
Cost Plus*	1,173,665	1,100,898	117,774	315,754	(222,824)	–
CPI Aerostructures*	305,100	1,678,050	–	271,498	(78,935)	–
dELiA*s	1,824,450	4,013,790	446,237	–	–	–	2,027,584	4,359,306
Design Within Reach*	777,937	528,997	40,912	2,446,058	(2,287,746)	–
Dixie Group	649,132	993,172	14,714	–	–	–	659,244	2,030,472
Electroglas*	1,407,727	201,305	–	4,912,722	(4,870,462)	–
Evans & Sutherland Computer	806,730	484,038	–	484,238	(471,189)	–	766,730	176,348
Gerber Scientific	996,500	5,092,115	701,600	77,185	(14,378)	–	1,234,900	7,384,702
Harris Stratex Networks Cl. A*	1,425,903	7,357,659	469,798	343,487	5,426	–
Ikanos Communications	1,364,221	1,718,919	168,528	–	–	–	1,491,821	3,475,943
Interlink Electronics	892,775	124,989	–	727,272	(694,095)	–	792,875	404,366
Interphase Corporation	392,400	651,384	134,619	–	–	–	433,100	2,057,225
LeCroy Corporation	811,536	2,475,185	34,290	–	–	–	829,536	3,359,621
Lydall	788,100	4,531,575	251,184	–	–	–	869,600	4,574,096
MarineMax	984,100	3,336,099	844,133	456,134	(266,296)	–	1,305,000	10,192,050
Material Sciences	679,900	1,053,845	234,217	–	–	–	970,950	1,893,352
Merix Corporation	1,582,267	474,680	46,527	–	–	–	1,662,167	5,003,123
Nanometrics	1,495,336	1,734,590	44,257	384,171	(148,970)	–	1,484,936	9,756,030
Network Equipment Technologies	1,508,893	4,345,612	650,786	177,465	(3,332)	–	1,679,887	12,145,583
Optical Cable*	307,365	829,885	–	–	–	–
Planar Systems	1,105,561	674,392	208,724	–	–	–	1,292,574	3,464,099
REX Stores	654,000	5,277,780	336,364	659,036	(136,495)	–	657,500	7,166,750
Rubio’s Restaurants*	631,500	2,254,455	–	1,390,354	(491,755)	–
SCM Microsystems*	894,420	2,012,445	32,120	–	–	–
SigmaTron International	310,740	708,487	33,961	–	–	–	329,572	1,048,039
Thermadyne Holdings	665,771	4,573,847	371,849	81,494	(51,994)	–	758,971	5,244,490
Tollgrade Communications*	813,184	3,887,019	145,998	1,799,860	(575,657)	–
TRC Companies	1,709,647	3,316,715	131,817	–	–	–	1,751,647	6,043,182
Trex Company*	708,300	11,658,618	1,584,997	6,397,800	(845,962)	–
		106,995,072			(15,604,407)	–		110,665,914
Royce Special Equity Fund
Atrion Corporation	84,000	8,156,400	3,735,816	–	–	109,680	124,700	18,006,680
Bowl America Cl. A	262,500	2,430,750	367,639	–	–	128,099	296,510	3,783,468
CSS Industries	452,000	8,018,480	2,173,924	–	–	230,565	572,000	11,308,440
Dorman Products	798,200	10,536,240	2,220,062	–	–	–	982,010	14,749,790
Frisch’s Restaurants	315,600	5,949,060	4,039,335	64,659	5,915	159,559	489,937	12,679,569
Hawkins*	547,500	8,371,275	–	2,623,837	1,768,387	270,985
Koss Corporation	201,000	1,869,300	298,952	–	–	85,250	225,131	2,622,776
Lawson Products	431,058	9,849,675	1,974,755	–	–	153,641	582,700	10,144,807
Mesa Laboratories	59,132	1,006,427	2,972,589	–	–	43,317	214,111	4,901,001
National Presto Industries	475,000	36,575,000	1,626,101	–	–	2,652,900	499,000	43,168,490
Psychemedics Corporation	156,797	1,012,909	918,605	–	–	116,884	331,572	2,055,746
Versant Corporation	31,015	463,364	3,365,410	–	–	–	253,280	4,533,712
		94,238,880			1,774,302	3,950,880		127,954,479
Royce Value Fund
Major Drilling Group International*	1,195,100	12,101,053	–	15,384,524	(9,179,649)	150,982
		12,101,053			(9,179,649)	150,982
Royce Value Plus Fund
A.C. Moore Arts & Crafts	1,883,100	2,636,340	–	–	–	–	1,883,100	6,779,160
Anika Therapeutics*	1,042,395	3,168,881	–	12,945,534	(7,458,212)	–
Avid Technology	1,866,700	20,365,697	3,659,509	–	–	–	2,142,672	30,190,249
Bancorp (The)	611,300	2,292,375	3,458,490	–	–	–	1,317,170	7,534,213
Caliper Life Sciences	2,191,700	2,125,949	843,442	–	–	–	2,965,500	8,362,710
Casual Male Retail Group	4,081,600	2,122,432	21,187	–	–	–	4,088,734	14,065,245
Celadon Group	1,998,700	17,048,911	–	1,206,140	28,582	–	1,894,200	21,423,402
Cerus Corporation	2,884,500	2,019,150	–	–	–	–	2,884,500	6,317,055
Christopher & Banks	2,153,900	12,061,840	777,160	–	–	258,468	2,253,900	15,258,903
Cosi	3,997,600	1,155,306	–	–	–	–	3,997,600	2,518,088
Cypress Bioscience	2,384,200	16,307,928	–	2,116,829	(994,498)	–	2,259,200	18,457,664
Digi International*	1,413,800	11,465,918	–	1,748,770	(407,615)	–
DivX*	1,786,300	9,342,349	–	3,908,295	(2,576,758)	–
Dyax Corporation*	3,488,554	12,698,337	–	1,311,556	(674,593)	–
Exar Corporation*	2,271,464	15,150,665	–	806,904	(95,522)	–
FARO Technologies	1,284,700	21,660,042	4,629,556	–	–	–	1,584,700	27,225,146
GSI Group	1,802,000	1,031,104	972,040	–	–	–	2,538,394	1,903,542
HealthTronics	3,358,000	7,555,500	–	5,124,347	(3,877,988)	–	2,518,718	6,196,046
Houston Wire & Cable*	956,300	8,903,153	–	8,223,168	(3,178,633)	223,551
K-V Pharmaceutical Cl. A*	3,018,323	8,692,770	–	33,060,743	(31,309,396)	–
Liquidity Services	1,313,400	10,940,622	3,464,476	–	–	–	1,698,723	17,530,821
Littelfuse	1,216,000	20,185,600	4,818,252	–	–	–	1,499,395	39,344,125
Mercury Computer Systems	2,048,749	12,927,606	1,045,214	–	–	–	2,198,749	21,679,665
ORBCOMM*	2,172,101	4,691,738	–	14,261,195	(10,905,802)	–
RADVision	1,741,600	9,387,224	–	–	–	–	1,741,600	15,430,576
Shamir Optical Industry	899,900	2,546,717	1,125,495	–	–	–	1,257,200	9,843,876
Sonic Solutions*	1,488,600	2,619,936	–	17,563,959	(15,240,346)	–
Supertex	890,153	21,372,574	3,801,353	5,478,447	900,161	–	833,153	24,994,590
Symyx Technologies	3,267,577	19,409,408	–	1,830,447	(898,827)	–	3,132,577	20,737,660
Tennant Company*	1,024,000	15,769,600	308,932	4,975,461	(1,038,203)	406,414
Theratechnologies	2,469,600	4,000,972	1,689,599	–	–	–	3,219,600	7,788,506
TradeStation Group	2,190,000	14,125,500	–	–	–	–	2,190,000	17,848,500
Vital Images*	1,078,566	15,002,853	–	20,054,046	(8,474,538)	–
		330,784,997			(86,202,188)	888,433		341,429,742
*Not an Affiliated Company at September 30, 2009.

Restricted Securities:
Certain of the Funds’ investments are restricted as to resale and are valued at their fair value under procedures established by the Funds’ Board of Trustees. The Fund does not consider a security to be “restricted” if it may be sold by the Fund without restriction in the market in which it is primarily traded.

	Number	Acquisition		Fair Value at	Percent of Net	Distributions
Security	of Shares	Dates	Cost	9/30/09	Assets	Received

Royce Micro-Cap Fund
Kennedy-Wilson Conv.	4,500	5/08, 9/08	$4,500,000	$3,974,999	0.4%	$236,250
Royce Heritage Fund
Kennedy-Wilson Conv.	565	9/08	565,000	499,083	0.3	29,663
Royce Financial Services Fund
Kennedy-Wilson Conv.	297	5/08, 9/08	297,000	262,350	1.8	15,593
Royce Dividend Value Fund
Kennedy-Wilson Conv.	230	5/08	230,000	203,166	1.1	12,075

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 24, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 24, 2009